Spartan®

Investment Grade Bond

Fund

Annual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Spartan ® Inv. Grade Bond	6.63%	35.36%	71.45%
LB Aggregate Bond	6.99%	36.81%	65.22%
Intermediate Investment Grade Debt Funds Average	5.75%	31.03%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 287 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Spartan Inv. Grade Bond	6.63%	6.24%	6.97%
LB Aggregate Bond	6.99%	6.47%	6.48%
Intermediate Investment Grade Debt Funds Average	5.75%	5.54%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $17,145 - a 71.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,522 - a 65.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended September 30,
	2000	1999	1998	1997	1996
Dividend returns	6.73%	5.83%	6.56%	6.72%	6.33%
Capital returns	-0.10%	-5.73%	4.39%	2.71%	-1.87%
Total returns	6.63%	0.10%	10.95%	9.43%	4.46%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended September 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.41¢	32.32¢	64.46¢
Annualized dividend rate	6.60%	6.54%	6.54%
30-day annualized yield	6.73%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.97 over the past one month, $9.86 over the past six months and $9.86 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 6.59%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Most investment-grade bonds overcame sharply rising interest rates and unusually volatile market conditions en route to posting positive returns during the 12-month period that ended September 30, 2000. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 6.99% during this time frame. Treasuries struggled the most early on, as investors pursued more attractive alternatives in high-flying stocks and higher-yielding spread sector securities - namely mortgage bonds, government agency issues and corporate bonds. However, the struggle was short-lived, as conditions changed abruptly beginning in January with the announcement by the U.S. Treasury of its intention to reduce new borrowing and use government surplus proceeds to repurchase outstanding debt. Treasury prices jumped in response and, with the help of rising short-term interest rates, induced an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. Anticipation that the Fed was finished raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped further bolster the long bond during the period. The Lehman Brothers Treasury Index returned 7.29%. Mortgages recovered nicely behind reduced interest-rate volatility and stronger-than-anticipated prepayment activity. Similarly, agencies and corporates staged late rallies and outperformed most major U.S. equity indexes through the first nine months of 2000. For the overall 12-month period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.42%, 6.73% and 5.87%, respectively.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the 12-month period that ended September 30, 2000, the fund returned 6.63%, outpacing the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 5.75%. The Lehman Brothers Aggregate Bond Index returned 6.99% during this same time frame.

Q. What factors had the most influence on fund performance?

A. A big factor was our positioning in corporate bonds. Early in the period, there was a lot of concern in the marketplace about oversupply heading into the Y2K changeover, which caused many corporates to cheapen considerably. Since we really didn't believe the supply scare to begin with, we viewed it as an opportunity to add bonds that we liked, bringing the corporate weighting in the fund to around 40%. The supply fears ultimately proved unfounded, which caused prices to rebound nicely during the fourth quarter of 1999. As it became clear to me early in 2000 that the Federal Reserve Board was going to continue to raise interest rates, I decided to reduce the fund's stake in corporates to around 30% and, in doing so, lock in some profits. My focus was on reducing a long-standing overweighting in banks - a posture that worked out well for us in the past - because I felt that it would be extremely difficult for these securities to outperform in a more difficult credit environment. This strategy paid off as the market proceeded to punish the group during the spring.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies worked?

A. Overall, I became much more defensive in terms of our corporate holdings, reducing our risk exposure through increased diversification. Despite the fact that most corporates lagged the rest of the market, tactical allocations into various subsectors, such as energy, aided relative performance. The fund benefited from buying bonds from high-quality issuers when oil was trading at around $11 per barrel, which offered a tremendous value opportunity, and selling some of them as oil eclipsed the $30 plateau. Owning Yankee bonds - dollar-denominated securities issued by foreign entities - at the expense of banks also helped. Moreover, by investing in other defensive issues, including commercial mortgage-backed securities, we were able to further diversify the portfolio while providing the fund with some additional yield. In hindsight, I wish I had sold all of our credit risk earlier in the year. I trimmed positions as prudently as possible, but I wanted to maintain some sort of yield in the fund. Still, we maintained an edge over our Lipper peers by holding fewer long-term, lower-quality corporate bonds, which underperformed all sectors of the market during the period.

Q. How did the fund's mortgage holdings fare?

A. We were rewarded for our emphasis on seasoned discount bonds - mortgages created in 1996 and 1997 - which benefited from strong housing turnover fueled by a robust economy. A red-hot housing market meant higher-than-normal prepayment activity, which resulted in a steady windfall for us as we got prepaid at par, or face value, while market prices were at discounts.

Q. How did your decision to remain underweighted in Treasuries and agency securities play out for the fund?

A. It worked to our advantage. Treasuries led the market during the first half of 2000, spurred by the U.S. government's decision to repurchase outstanding debt as a result of the growing federal surplus. Even though we were underweighted relative to the index at this time, we managed to gain ground by way of security selection. We benefited by positioning the fund ahead of the buybacks in long-term Treasuries and callable Treasuries, the latter of which also were repurchased. This strategy worked out nicely for us. The fund's underexposure to agencies also helped, as these securities retreated in response to rumblings in Washington threatening to strip Fannie Mae and Freddie Mac of their implicit government backing.

Q. What's your outlook?

A. I feel that investment-grade bonds should continue to produce reasonably attractive absolute returns in the coming months. I think there's a lot of value in non-Treasury markets, especially in the corporate segment where prices haven't been this low in over a decade. By historical standards, investors are currently paid handsomely for taking on additional risk. Since it seems like it will be tougher to make money on Treasuries going forward, I plan to maintain an overweighting in corporate bonds - focusing on the more defensive sectors and adding to the fund's position while valuations appear attractive.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income

Fund number: 448

Trading symbol: FSIBX

Start date: October 1, 1992

Size: as of September 30, 2000, more than $1.8 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on the importance of diversification in today's market:

"Diversification has been an important theme for me for quite some time now. The idea is that it's a very tough environment for corporations these days, and it's become increasingly difficult to predict random credit events that besiege companies. The only way, I feel, to truly protect yourself from negative event risk is through diversification.

"It's important to note that diversification works differently for bonds than it does for stocks. Concentrated stock portfolios can work because stocks are capable of doubling, tripling or even rising tenfold. When this happens, it can cover up a lot of duds, or issues that go to zero. However, it's not that easy for bonds, which don't have the luxury of growing in price exponentially. So, if a company gets into trouble, bondholders are left holding the bag. On the other hand, if things work out well investors are limited to the yield on the bond and, if they're fortunate, a bit of price appreciation to go along with it.

"As a money manager, I want the advantages of owning corporate bonds without being heavily exposed to a small number of issuers. The only way to do that is to own a lot of names. By leveraging the research strength and trading capabilities of Fidelity, we're able to do just that, which gives us the opportunity to succeed."

Annual Report

Investment Changes

Quality Diversification as of September 30, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	65.9	61.4
Aa	1.2	1.5
A	9.7	9.0
Baa	17.6	20.3
Ba and Below	0.2	0.8
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of September 30, 2000
6 months ago
Years	9.7	9.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of September 30, 2000
6 months ago
Years	4.9	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2000 *		As of March 31, 2000 **
	Corporate Bonds 24.2%		Corporate Bonds 28.0%
	U.S. Government and Government Agency Obligations 60.9%		U.S. Government and Government Agency Obligations 59.8%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 2.9%		CMOs and Other Mortgage Related Securities 1.2%
	Other Investments 3.1%		Other Investments 3.4%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	7.1%	** Foreign investments	8.8%

Annual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.1%
Defense Electronics - 0.1%
Raytheon Co. 7.9% 3/1/03 (c)	Baa2	$ 1,420	$ 1,431
BASIC INDUSTRIES - 0.0%
Paper & Forest Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa2	595	574
CONSTRUCTION & REAL ESTATE - 2.7%
Real Estate - 0.3%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,280	2,207
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	3,985
			6,192
Real Estate Investment Trusts - 2.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,100	1,043
Equity Office Properties Trust:
6.5% 1/15/04	Baa1	4,040	3,929
6.625% 2/15/05	Baa1	8,010	7,748
6.75% 2/15/08	Baa1	6,270	5,859
7.25% 2/15/18	Baa1	5,200	4,607
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	3,150	3,062
ProLogis Trust 6.7% 4/15/04	Baa1	970	939
Spieker Properties LP:
6.75% 1/15/08	Baa2	5,750	5,367
6.8% 5/1/04	Baa2	5,250	5,111
6.9% 1/15/04	Baa2	1,650	1,620
Spieker Properties, Inc. 7.125% 7/1/09	Baa2	5,000	4,733
			44,018
TOTAL CONSTRUCTION & REAL ESTATE			50,210
DURABLES - 0.1%
Autos, Tires, & Accessories - 0.1%
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A1	1,990	2,046
ENERGY - 2.6%
Oil & Gas - 2.6%
Anadarko Petroleum Corp.:
7% 11/15/27	Baa1	3,785	3,308
7.2% 3/15/29	Baa1	8,200	7,617
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Apache Corp.:
7.625% 7/1/19	Baa1	$ 1,535	$ 1,513
7.7% 3/15/26	Baa1	900	886
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	1,600	1,518
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	6,000	6,104
Oryx Energy Co.:
8.125% 10/15/05	Baa1	4,640	4,821
8.375% 7/15/04	Baa1	5,000	5,181
Petro-Canada 7% 11/15/28	A3	4,105	3,662
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	5,200	4,971
Tosco Corp. 8.125% 2/15/30	Baa2	7,200	7,226
			46,807
FINANCE - 8.9%
Banks - 3.8%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	5,750	5,730
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,011
Bank of Montreal 6.1% 9/15/05	A1	3,000	2,848
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	1,500	1,527
Bank One Capital III 8.75% 9/1/30	Aa3	3,400	3,390
Bank One Corp. 7.875% 8/1/10	A1	9,700	9,841
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	4,450	4,419
8.55% 9/29/49 (b)(c)	Aa2	1,800	1,815
Capital One Bank 6.375% 2/15/03	Baa2	2,400	2,339
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,900	2,728
Fleet/Norstar Financial Group, Inc. 9% 12/1/01	A3	370	379
FleetBoston Financial Corp. 7.25% 9/15/05	A2	4,730	4,746
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250	252
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	430	448
Korea Development Bank:
6.625% 11/21/03	Baa2	2,775	2,703
7.125% 4/22/04	Baa2	400	394
7.375% 9/17/04	Baa2	3,060	3,032
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
MBNA Corp.:
6.34% 6/2/03	Baa2	$ 800	$ 772
6.875% 11/15/02	Baa2	3,600	3,583
Providian National Bank:
6.25% 5/7/01	Baa3	5,590	5,539
6.75% 3/15/02	Baa3	2,160	2,134
Sanwa Finance Aruba AEC 8.35% 7/15/09	Baa1	6,000	5,965
Sumitomo Bank International Finance NV 8.5% 6/15/09	Baa1	1,100	1,121
Summit Bancorp 8.625% 12/10/02	A3	1,000	1,024
Union Planters Corp. 6.75% 11/1/05	Baa2	1,200	1,152
Union Planters National Bank 6.81% 8/20/01	A3	1,000	998
			70,890
Credit & Other Finance - 4.7%
Associates Corp. of North America:
6% 4/15/03	A1	2,400	2,355
6% 7/15/05	A1	5,000	4,816
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	2,500	2,546
CIT Group, Inc. 5.5% 2/15/04	A1	980	928
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	575	571
ERP Operating LP:
6.55% 11/15/01	A3	1,000	992
7.1% 6/23/04	A3	4,000	3,949
First Security Capital I 8.41% 12/15/26	A3	4,420	4,069
Ford Motor Credit Co.:
7.5% 3/15/05	A2	8,000	8,066
7.875% 6/15/10	A2	2,210	2,233
General Motors Acceptance Corp.:
7.5% 7/15/05	A2	4,000	4,050
7.625% 6/15/04	A2	5,400	5,497
7.75% 1/19/10	A2	3,700	3,737
GS Escrow Corp. 7.125% 8/1/05	Ba1	1,860	1,731
Household Finance Corp. 8% 5/9/05	A2	5,300	5,476
HSBC Capital Funding LP:
9.547% 12/31/49 (b)(c)	A1	1,900	2,012
10.176% 12/31/49 (b)(c)	A1	775	854
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	1,850	1,823
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (c)	Baa1	$ 3,700	$ 3,751
7.9% 8/15/10 (c)	Baa1	3,100	3,164
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	2,800	2,678
5.875% 5/1/04	Baa1	290	277
6.875% 11/15/28	Baa1	5,670	4,894
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,385	1,406
TXU Eastern Funding 6.75% 5/15/09	Baa1	4,200	3,804
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	Baa1	1,450	1,276
6.875% 7/15/28	Baa1	8,800	7,868
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (b)(c)	A1	1,950	1,962
			86,785
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	1,750	1,725
Savings & Loans - 0.1%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	1,550	1,538
Securities Industry - 0.2%
Amvescap PLC yankee:
6.375% 5/15/03	A3	1,500	1,453
6.6% 5/15/05	A3	1,750	1,666
			3,119
TOTAL FINANCE			164,057
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Tyco International Group SA:
yankee 6.875% 1/15/29	Baa1	5,000	4,313
yankee 6.375% 6/15/05	Baa1	1,830	1,778
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			6,091
MEDIA & LEISURE - 2.4%
Broadcasting - 1.9%
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	7,750	7,359
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	5,000	4,379
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Continental Cablevision, Inc. 8.3% 5/15/06	A2	$ 1,775	$ 1,839
TCI Communications, Inc. 9.8% 2/1/12	A2	4,700	5,359
TCI Communications Financing III 9.65% 3/31/27	A3	2,500	2,699
Time Warner, Inc. 9.125% 1/15/13	Baa3	3,000	3,366
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	10,000	9,764
			34,765
Publishing - 0.5%
News America Holdings, Inc. 8% 10/17/16	Baa3	6,000	5,782
News America, Inc. 7.125% 4/8/28	Baa3	1,500	1,280
Time Warner Entertainment Co. LP:
8.875% 10/1/12	Baa2	750	812
10.15% 5/1/12	Baa2	500	588
			8,462
TOTAL MEDIA & LEISURE			43,227
NONDURABLES - 0.6%
Beverages - 0.3%
Seagram JE & Sons, Inc. 6.625% 12/15/05	Baa3	5,320	5,188
Foods - 0.1%
ConAgra, Inc. 7.125% 10/1/26	Baa1	2,040	2,004
Tobacco - 0.2%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,100	2,938
TOTAL NONDURABLES			10,130
RETAIL & WHOLESALE - 0.4%
Drug Stores - 0.2%
Rite Aid Corp.:
6.5% 12/15/05 (c)	Caa1	6,780	2,305
7.125% 1/15/07	Caa1	970	320
			2,625
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
General Merchandise Stores - 0.2%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	$ 2,000	$ 1,928
8.5% 6/15/03	Baa1	2,275	2,322
			4,250
TOTAL RETAIL & WHOLESALE			6,875
TECHNOLOGY - 1.0%
Computers & Office Equipment - 1.0%
Comdisco, Inc.:
5.95% 4/30/02	Baa1	4,200	3,965
6.375% 11/30/01	Baa1	6,000	5,798
7.23% 8/16/01	Baa1	7,000	7,003
7.25% 9/1/02	Baa1	1,000	962
			17,728
TRANSPORTATION - 1.1%
Air Transportation - 0.3%
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	995	980
7.73% 9/15/12	Baa1	365	358
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Baa1	2,202	2,131
United Air Lines, Inc.:
9% 12/15/03	Baa3	2,000	1,997
10.25% 7/15/21	Baa3	1,000	1,034
			6,500
Railroads - 0.8%
Burlington Northern Santa Fe Corp.:
6.53% 7/15/37	Baa2	10,000	9,818
6.875% 12/1/27	Baa2	2,000	1,719
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	2,510	2,498
			14,035
TOTAL TRANSPORTATION			20,535
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 4.0%
Electric Utility - 1.1%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	$ 3,200	$ 2,886
7.05% 12/11/07 (c)	Baa2	6,000	5,612
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	2,400	2,417
8.125% 6/15/10	Baa1	1,200	1,236
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A2	2,000	1,991
Hydro-Quebec yankee 8% 2/1/13	A2	250	265
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (c)	A3	4,445	3,939
yankee 7.25% 12/15/06 (c)	A3	1,000	978
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,065	974
			20,298
Gas - 0.5%
CMS Panhandle Holding Co.:
6.125% 3/15/04	Baa3	2,350	2,249
7% 7/15/29	Baa3	1,800	1,518
Reliant Energy Resources Corp. 8.125% 7/15/05 (c)	Baa1	3,000	3,045
Sempra Energy 7.95% 3/1/10	A2	1,650	1,647
			8,459
Telephone Services - 2.4%
Cable & Wireless Optus Ltd.:
8% 6/22/10 (c)	Baa1	5,900	6,145
8.125% 6/15/09 (c)	Baa1	4,000	4,077
Deutsche Telekom International Finance BV 8.25% 6/15/30	Aa2	5,895	6,049
GTE Corp. 7.83% 5/1/23	A2	1,000	962
Koninklijke KPN NV yankee 8% 10/1/10 (c)	A3	680	680
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	3,075	2,937
Telefonica Europe BV 8.25% 9/15/30	A2	4,800	4,917
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	7,900	7,653
7.7% 7/20/29	Baa1	7,556	7,209
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
WorldCom, Inc.:
6.95% 8/15/28	A3	$ 3,735	$ 3,373
7.75% 4/1/07	A3	1,000	1,025
			45,027
TOTAL UTILITIES			73,784
TOTAL NONCONVERTIBLE BONDS (Cost $456,465)			443,495
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
6.5% 4/29/09	Aaa	22,010	20,854
7% 7/15/05	Aaa	17,005	17,292
7.125% 6/15/10	Aaa	6,070	6,221
7.25% 1/15/10	Aaa	14,600	15,056
Federal Home Loan Bank 6.75% 2/1/02	Aaa	9,370	9,392
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	5,606	4,451
Freddie Mac:
6.45% 4/29/09	Aaa	9,000	8,509
6.875% 1/15/05	Aaa	4,020	4,063
7% 7/15/05	Aaa	5,500	5,590
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			91,428
U.S. Treasury Obligations - 21.2%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	78,935	80,625
8% 11/15/21	Aaa	29,775	36,363
8.75% 5/15/17	Aaa	11,220	14,263
8.875% 8/15/17	Aaa	41,710	53,656
12% 8/15/13	Aaa	14,580	19,861
14% 11/15/11	Aaa	1,170	1,635
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	1,760	1,629
5.5% 2/15/08	Aaa	9,000	8,765
5.625% 9/30/01	Aaa	38,600	38,347
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 5/31/02	Aaa	$ 104,640	$ 105,294
7% 7/15/06	Aaa	780	820
U.S. Treasury Notes - stripped principal 0% 5/15/02	Aaa	31,510	28,599
TOTAL U.S. TREASURY OBLIGATIONS			389,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $479,555)			481,285
U.S. Government Agency - Mortgage Securities - 34.7%

Fannie Mae - 31.9%
5.5% 1/1/09 to 4/1/11	Aaa	10,361	9,808
6% 4/1/13 to 2/1/29	Aaa	39,107	36,713
6.5% 12/1/25 to 2/1/30	Aaa	250,169	240,393
7% 3/1/23 to 1/1/29	Aaa	36,209	35,570
7.5% 7/1/25 to 9/1/30	Aaa	154,489	154,226
8% 7/1/13 to 9/1/30	Aaa	107,455	108,889
9.5% 4/1/17 to 12/1/18	Aaa	545	566
TOTAL FANNIE MAE			586,165
Freddie Mac - 0.2%
8.5% 5/1/25 to 8/1/27	Aaa	3,051	3,135
Government National Mortgage Association - 2.6%
6% 10/15/08 to 5/15/09	Aaa	2,220	2,172
6.5% 10/15/27 to 4/15/29 (g)	Aaa	32,993	31,776
6.5% 10/15/27 (d)	Aaa	3,215	3,105
7% 10/15/27	Aaa	235	231
7.5% 12/15/05 to 10/15/27	Aaa	9,789	9,851
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			47,135
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $642,764)			636,435
Asset-Backed Securities - 2.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 2,600	$ 2,533
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,760	1,710
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000	3,924
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	1,790	1,772
6.4% 12/15/02	Aa2	1,020	1,012
7.03% 11/15/03	Aaa	424	425
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	13,400	12,908
Key Auto Finance Trust:
6.3% 10/15/03	A2	204	203
6.65% 10/15/03	Baa3	133	132
Premier Auto Trust 5.59% 2/9/04	Aaa	10,000	9,816
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	6,300	6,267
TOTAL ASSET-BACKED SECURITIES (Cost $41,475)			40,702
Collateralized Mortgage Obligations - 0.5%

U.S. Government Agency - 0.5%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,669)	Aaa	10,000	9,566
Commercial Mortgage Securities - 2.4%

CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	2,200	2,074
Series 1998-FL1:
Class D, 7.12% 12/10/00 (c)(e)	Aa1	3,800	3,797
Class E, 7.47% 1/10/13 (c)(e)	Baa1	5,260	5,249
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,100	3,166
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	8,000	8,216
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	1,000	1,010
Class C1, 7.52% 5/15/06 (c)	A2	1,000	1,003
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (c)(e)	Baa3	2,000	1,768
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Nomura Asset Securities Corp. Series 1998-D6 Class A1C, 6.69% 3/17/28	Aaa	$ 6,000	$ 5,733
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	7,830	8,045
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	3,000	2,951
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,701)			43,012
Foreign Government and Government Agency Obligations (f) - 2.7%

Korean Republic yankee 8.75% 4/15/03	Baa2	1,310	1,347
New Brunswick Province yankee 7.625% 2/15/13	A1	500	518
Ontario Province 7%, 8/4/05	Aa3	2,000	2,024
Quebec Province:
yankee:
7.125% 2/9/24	A2	480	461
7.5% 7/15/23	A2	15,480	15,501
7% 1/30/07	A2	4,000	4,004
7.5% 9/15/29	A2	14,570	14,554
Saskatchewan Province yankee 8.5% 7/15/22	A1	300	333
United Mexican States:
8.5% 2/1/06	Baa3	3,325	3,315
9.875% 2/1/10	Baa3	5,930	6,315
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,681)			48,372
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $7,948)	Aaa	8,000	7,799
Cash Equivalents - 5.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.66%, dated 9/29/00 due 10/2/00 (Cost $99,483)	$ 99,538	$ 99,483
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,829,741)		1,810,149
NET OTHER ASSETS - 1.3%		24,601
NET ASSETS - 100%		$ 1,834,750
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $67,648,000 or 3.7% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) A portion of this security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	76.5%	AAA, AA, A	71.0%
Baa	17.6%	BBB	16.2%
Ba	0.1%	BB	1.4%
B	0.0%	B	0.1%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,830,236,000. Net unrealized depreciation aggregated $20,087,000, of which $12,580,000 related to appreciated investment securities and $32,667,000 related to depreciated investment securities.

At September 30, 2000, the fund had a capital loss carryforward of approximately $12,553,000 all of which will expire on September 30, 2008.
The fund intends to elect to defer to its fiscal year ending September 30, 2001 approximately $20,215,000 of losses recognized during the period November 1, 1999 to September 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $99,483) (cost $1,829,741) - See accompanying schedule		$ 1,810,149
Commitment to sell securities on a delayed delivery basis	$ (3,083)
Receivable for securities sold on a delayed delivery basis	3,066	(17)
Receivable for investments sold, regular delivery		18,837
Receivable for fund shares sold		1,852
Interest receivable		20,451
Total assets		1,851,272
Liabilities
Payable for investments purchased Regular delivery	10,834
Delayed delivery	3,099
Payable for fund shares redeemed	899
Distributions payable	937
Accrued management fee	753
Total liabilities		16,522
Net Assets		$ 1,834,750
Net Assets consist of:
Paid in capital		$ 1,887,209
Undistributed net investment income		730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,580)
Net unrealized appreciation (depreciation) on investments		(19,609)
Net Assets, for 183,506 shares outstanding		$ 1,834,750
Net Asset Value, offering price and redemption price per share ($1,834,750 ÷ 183,506 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2000
Investment Income Interest		$ 115,461
Security lending		136
Total income		115,597
Expenses
Management fee	$ 9,907
Non-interested trustees' compensation	5
Total expenses before reductions	9,912
Expense reductions	(1,669)	8,243
Net investment income		107,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(21,054)
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,985
Delayed delivery commitments	(17)	23,968
Net gain (loss)		2,914
Net increase (decrease) in net assets resulting from operations		$ 110,268

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 107,354	$ 84,523
Net realized gain (loss)	(21,054)	(1,742)
Change in net unrealized appreciation (depreciation)	23,968	(79,841)
Net increase (decrease) in net assets resulting from operations	110,268	2,940
Distributions to shareholders From net investment income	(108,036)	(84,467)
From net realized gain	-	(2,620)
In excess of net realized gain	-	(6,924)
Total distributions	(108,036)	(94,011)
Share transactions Net proceeds from sales of shares	660,195	1,197,543
Reinvestment of distributions	96,721	81,973
Cost of shares redeemed	(561,952)	(771,182)
Net increase (decrease) in net assets resulting from share transactions	194,964	508,334
Total increase (decrease) in net assets	197,196	417,263
Net Assets
Beginning of period	1,637,554	1,220,291
End of period (including undistributed net investment income of $730 and $474, respectively)	$ 1,834,750	$ 1,637,554
Other Information Shares
Sold	66,969	116,572
Issued in reinvestment of distributions	9,802	7,968
Redeemed	(56,927)	(74,907)
Net increase (decrease)	19,844	49,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.010	$ 10.700	$ 10.250	$ 9.980	$ 10.170
Income from Investment Operations Net investment income	.640 B	.620 B	.634 B	.640 B	.655
Net realized and unrealized gain (loss)	(.005)	(.610)	.453	.273	(.211)
Total from investment operations	.635	.010	1.087	.913	.444
Less Distributions
From net investment income	(.645)	(.620)	(.637)	(.643)	(.634)
From net realized gain	-	(.022)	-	-	-
In excess of net realized gain	-	(.058)	-	-	-
Total distributions	(.645)	(.700)	(.637)	(.643)	(.634)
Net asset value, end of period	$ 10.000	$ 10.010	$ 10.700	$ 10.250	$ 9.980
Total Return A	6.63%	0.10%	10.95%	9.43%	4.46%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,835	$ 1,638	$ 1,220	$ 551	$ 344
Ratio of expenses to average net assets	.50% C	.47% C	.38% C	.48% C	.65%
Ratio of net investment income to average net assets	6.50%	6.04%	6.11%	6.36%	6.35%
Portfolio turnover rate	122%	148%	222%	194%	169%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales, futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Distributions to Shareholders -
continued

gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,042,356,000 and $1,937,146,000, respectively, of which U.S. government and government agency obligations aggregated $1,608,913,000 and $1,385,321,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money

Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $17,334,000. The weighted average interest rate was 5.73%. Interest earned from the interfund lending program amounted to $75,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $1,652,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $17,000 under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Spartan Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Investment Grade Bond Fund, (the Fund), a series of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Investment Grade Bond Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

Annual Report

Distributions

A total of 17.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Annual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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For Non-Retirement
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Buying shares

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General Correspondence

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(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
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Selling shares

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Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

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The Fidelity Telephone Connection

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Fidelity®

Asset Manager: AggressiveSM

Annual Report

September 30, 2000

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Period ended September 30, 2000	Past 1 year	Life of fund
Asset Manager: Aggressive SM	50.84%	54.16%
Asset Manager: Aggressive Composite	12.49%	12.82%
S&P 500 ®	13.28%	13.78%
LB Aggregate Bond	6.99%	6.44%
Flexible Portfolio Funds Average	12.82%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index and the Lehman Brothers Aggregate Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 233 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Asset Manager: Aggressive	50.84%	52.92%
Asset Manager: Aggressive Composite	12.49%	12.57%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Asset Manager: Aggressive on September 24, 1999, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $15,416 - a 54.16% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,378 - a 13.78% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,644 - a 6.44% increase. You can also look at how the Asset Manager: Aggressive Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index according to the fund's neutral mix, and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,282 - a 12.82% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 85% stocks and 15% bonds effective September 24, 1999.

Annual Report

Market Recap

What a long, strange trip it's been. At least that's what some investors may think when reflecting on the 12-month period ending September 30, 2000. Historically high levels of volatility shook speculative excess out of tech stocks in 2000, leaving bonds seemingly alone to pick up the pieces. Excluding the dramatic run-up in the fourth quarter of 1999, major stock markets were down for the period, while bonds finished comfortably on the upside.

Stocks: U.S. equity market performance during the 12 months that ended September 30, 2000, generally was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential relative to other areas of the market. But just 10 weeks after setting its record high in mid-March, the NASDAQ Composite Index - a technology sector benchmark - had dropped 30%, due mainly to Federal Reserve Board interest-rate hikes, excessive valuations and the potential of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, as did the blue chips' proxy, the Dow Jones Industrial Average. In response, investors shifted their assets into sectors that traditionally perform better in a more moderate-growth economy, such as health care and energy. Technology rallied sporadically in the summer, but come September, more bad news was in store, as high oil prices and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28% and the NASDAQ gained 34.01%. However, all three indexes had negative returns through the first nine months of 2000.

Bonds: Most investment-grade bonds overcame sharply rising interest rates and unusually volatile market conditions en route to posting positive returns during the 12-month period that ended September 30, 2000. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 6.99% during this time frame. Treasuries struggled the most early on, as investors pursued more attractive alternatives in high-flying stocks and higher-yielding spread sector securities - namely mortgage bonds, government agency issues and corporate bonds. However, the struggle was short-lived, as conditions changed abruptly beginning in January with the announcement by the U.S. Treasury of its intention to reduce new borrowing and use government surplus proceeds to repurchase outstanding debt. Treasury prices jumped in response and, with the help of rising short-term interest rates, induced an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. Anticipation that the Fed was finished raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped further bolster the long bond during the period. The Lehman Brothers Treasury Index returned 7.29%. Mortgages recovered nicely behind reduced interest-rate volatility and stronger-than-anticipated prepayment activity. Similarly, agencies and corporates staged late rallies and outperformed most major U.S. equity indexes through the first nine months of 2000. For the overall 12-month period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.42%, 6.73% and 5.87%, respectively.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Asset Manager: Aggressive

Q. How did the fund perform, Dick?

A. It was an exceptional period for the fund. For the 12-month period that ended September 30, 2000, the fund returned 50.84%, far surpassing the Asset Manager: Aggressive Composite Index, which returned 12.49% during the same period. Fund performance also topped that of the flexible portfolio funds average tracked by Lipper Inc., which returned 12.82%.

Q. What asset allocation strategies did you pursue during the 12-month period?

A. We were slightly underweighted in equities overall, allocating just over 84% of fund assets on average to the asset class during the period. The fund's neutral allocation mix calls for 85% to be invested in stocks and 15% in bonds and short-term/money market instruments. Having ample exposure to the bullishness surrounding stocks early on in the period helped ensure our success relative to the index. The fund's aggressive posture in terms of asset allocation and security selection made it possible to outperform 100% of its peers, which held around 60% in stocks on average. Faced with growing uncertainty in the marketplace during the second half of the period, I began to reel in our equity exposure - from a high of around 92% early in 2000 - toward a more neutral weighting, which helped shelter us a bit during the volatile spring and summer months. While opportunistic trading toward the end of the period nudged the fund's equity weighting up slightly, my overall approach of emphasizing more of a neutral weighting remained intact. By moving some assets in and out of high-yield debt during the summer, we were able to take advantage of some yield spread tightening that occurred among higher-grade issues at the time. Shareholders should realize that, at times, the fund will experience fairly large asset and sector allocation swings, as it is very sensitive to short-term phenomena in the marketplace. The fund assumes a long-term time horizon and, thus, will take on more risk as a result.

Q. What was behind the strong performance of the fund's equity subportfolio?

A. Superior stock picking and timely trading helped the equity subportfolio handily outpace the Standard & Poor's 500 Index during the 12-month period. Brad Lewis - who directed the fund's equity investments until early spring - did a nice job uncovering the right names within the high-growth segments of the market, particularly the market-leading technology sector. The fund's focus on fast-growing smaller-cap tech and energy stocks allowed us to participate fully in the dramatic mid- and small-cap rally early in the period. Faced with growing uncertainty in the marketplace due to rising interest rates, Bahaa Fam - who took over for Brad - gets high marks for astutely repositioning the fund in front of May's sharp sell-off, the first of several moves that significantly extended the fund's equity gains during a very turbulent market. Feeling that many of the fund's small-cap stocks were particularly vulnerable in a higher rate environment, he decided to take profits and later deployed assets into larger-cap Internet infrastructure and emerging communications stocks, such as VeriSign and Ciena, that had become oversold during the May lows. Similarly, Bahaa added several high-quality health care and brokerage stocks, many of which rebounded nicely during the summer. He shed some of these holdings amid the summer rally and used the proceeds to buy a number of undervalued growth stocks, as well as several defensive names, which held up well during the September decline.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well? Which didn't?

A. The fund's top contributors included JDS Uniphase, Adobe, Ciena and Kemet. Having considerably less exposure than the index to notable laggards within tech, such as Microsoft and Lucent, further boosted relative returns. Several energy stocks also gave us a lift, most notably BJ Services and Pogo Producing. Positions that helped during market declines included Fannie Mae, Freddie Mac and Calpine. On the down side, having out-of-benchmark exposure to lagging retailers, such as REX Stores and Haverty Furniture, worked against us. Additionally, a handful of tech stocks fell short of the mark, most notably hi/fn, Audiovox and Electronics for Imaging. Several stocks mentioned in this report were no longer held at the close of the period.

Q. How did the bond portion of the fund fare?

A. The fund's bond subportfolio continued to focus almost exclusively on high-yield bonds - an asset class not included in the index - which helped despite a difficult 12 months for the high-yield market in general. Poor liquidity and declining credit quality sent prices plunging during the period. Taking the reins from Fred Hoff - who ran the high-yield portion of the fund until June - Matt Conti leveraged a larger asset base to construct a fresh new portfolio that was more diversified and consisted of higher-quality, more liquid securities that held up well during the volatility. Having very little exposure to lower-rated debt earlier in the period helped us avoid some big losses. The investment-grade portion of the fund - run by Charlie Morrison - was not utilized for the majority of the period. Holding a small position in Treasuries during the fall, when interest rates were rising, detracted slightly from performance.

Q. What about the fund's short-term/money market investments?

A. John Todd felt that concerns surrounding Y2K were overblown and used the opportunity to extend the average maturity of the fund's money market subportfolio late last year to take advantage of a steeply sloped yield curve. Early in 2000, however, the yield curve flattened out dramatically. In response, we let the average maturity roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Fed tightening. Since that time, the curve has remained flat, which has allowed us to maintain a shorter-maturity profile. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. I remain quite cautious. There's an old adage - don't catch a falling knife. Well, that's where I feel we stand today. It's still unclear to me as to whether or not the market will be able to shake its concerns about an economic slowdown and the potential impact on companies' bottom lines. Right now, with stocks facing a stiff headwind, I intend to sit on the sidelines and maintain a neutral equity weighting until I see a catalyst that can reverse the tide. Without that catalyst, it'll be hard for me to justify a significant move.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

Fund number: 347

Trading symbol: FAMRX

Start date: September 24, 1999

Size: as of September 30, 2000, more than $565 million

Manager: Richard Habermann, since inception; manager, Asset Manager, Asset Manager: Income and Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann reflects on recent market volatility:

"There's a lot of uncertainty in the world today, and it's finding its way into the equity markets. Thankfully, the fund's equity exposure was generally lean toward the tail end of the period, when conditions really started to deteriorate. Our hope is to hold our own - with the help of bonds and cash - when markets are doing poorly and try to do considerably better when stock markets pick up again. That's the whole purpose of asset allocation funds. In a difficult market, sometimes the best thing to do is be patient, see what pans out and pick up some good companies at attractive levels in the process.

"What's particularly troubling for markets these days are shock events. Take the recent crisis in the Middle East, for example. With higher oil prices and inflation fears already weighing on the minds of investors, escalating tensions in that area of the world roiled the markets. There have been many events like this one during the past decade, including the emerging-markets crisis in 1998 and the Gulf War in 1990. As a money manager, it's important for me to anticipate what might be considered less-than-perfect times and, when they are in fact occurring, assess them and decide what to do. So far, we've completed the first part by anticipating difficult times. Early recognition of an uncertain market climate brought us down to a neutral equity weighting before it hurt us, which was key."

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Ciena Corp.	2.5	0.0
Adobe Systems, Inc.	2.4	2.6
Freddie Mac	2.2	0.0
Citigroup, Inc.	2.1	0.7
Fannie Mae	2.1	0.0
Covad Communications Group, Inc.	1.9	0.0
SDL, Inc.	1.9	0.7
Micron Technology, Inc.	1.7	0.0
Novellus Systems, Inc.	1.7	0.0
Oracle Corp.	1.7	2.6
	20.2	6.6
Top Ten Market Sectors (stocks only) as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	31.9	29.2
Finance	12.9	13.8
Health	10.2	0.4
Utilities	8.4	3.8
Retail & Wholesale	6.1	2.1
Energy	4.0	19.6
Industrial Machinery & Equipment	3.8	5.2
Media & Leisure	3.5	0.4
Durables	2.1	2.3
Transportation	1.3	0.0
Asset Allocation (% of fund's net assets)
As of September 30, 2000 *	As of March 31, 2000 **
Stock Class 90.6%	Stock Class 92.4%
Bond Class 6.6%	Bond Class 2.9%
Short-term Class 2.8%	Short-term Class 4.7%
Foreign investments 4.8%	Foreign investments 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.2%
Ship Building & Repair - 1.2%
General Dynamics Corp.	106,500	$ 6,689,531
BASIC INDUSTRIES - 0.9%
Chemicals & Plastics - 0.1%
Lyondell Chemical Co.	54,400	642,600
Paper & Forest Products - 0.8%
Kimberly-Clark Corp.	83,400	4,654,763
TOTAL BASIC INDUSTRIES		5,297,363
CONSTRUCTION & REAL ESTATE - 1.0%
Building Materials - 0.3%
American Standard Companies, Inc. (a)	40,000	1,777,500
Real Estate Investment Trusts - 0.7%
Equity Residential Properties Trust (SBI)	64,000	3,072,000
Pinnacle Holdings, Inc. (a)	23,600	628,350
		3,700,350
TOTAL CONSTRUCTION & REAL ESTATE		5,477,850
DURABLES - 2.1%
Autos, Tires, & Accessories - 0.6%
TRW, Inc.	87,000	3,534,375
Consumer Durables - 0.9%
Minnesota Mining & Manufacturing Co.	56,400	5,139,450
Consumer Electronics - 0.6%
Black & Decker Corp.	36,300	1,241,006
Gemstar-TV Guide International, Inc. (a)	23,100	2,014,031
		3,255,037
TOTAL DURABLES		11,928,862
ENERGY - 4.0%
Oil & Gas - 4.0%
Apache Corp.	79,300	4,688,613
Chevron Corp.	49,400	4,211,350
Devon Energy Corp.	28,330	1,704,050
Exxon Mobil Corp.	60,100	5,356,413
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Royal Dutch Petroleum Co. (NY Shares)	62,800	$ 3,764,075
USX - Marathon Group	90,900	2,579,288
		22,303,789
FINANCE - 12.9%
Banks - 1.2%
Bank One Corp.	72,600	2,804,175
Firstar Corp.	189,500	4,240,063
		7,044,238
Credit & Other Finance - 2.2%
Citigroup, Inc.	224,700	12,147,844
Concord EFS, Inc. (a)	9,700	344,502
		12,492,346
Federal Sponsored Credit - 5.6%
Fannie Mae	168,600	12,054,900
Freddie Mac	226,300	12,234,344
USA Education, Inc.	150,200	7,237,763
		31,527,007
Insurance - 2.2%
AMBAC Financial Group, Inc.	18,800	1,377,100
American International Group, Inc.	14,050	1,344,409
Commerce Group, Inc.	41,300	1,195,119
PMI Group, Inc.	50,800	3,441,700
XL Capital Ltd. Class A	71,800	5,277,300
		12,635,628
Securities Industry - 1.7%
Charles Schwab Corp.	62,950	2,234,725
Lehman Brothers Holdings, Inc.	27,300	4,033,575
Morgan Stanley Dean Witter & Co.	34,100	3,118,019
		9,386,319
TOTAL FINANCE		73,085,538
HEALTH - 10.2%
Drugs & Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	91,500	5,226,938
Celgene Corp. (a)	61,300	3,647,350
Cephalon, Inc. (a)	73,400	3,559,900
COR Therapeutics, Inc. (a)	99,600	6,206,325
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Eli Lilly & Co.	71,900	$ 5,832,888
Immunex Corp. (a)	156,800	6,820,800
Medimmune, Inc. (a)	27,700	2,139,825
Merck & Co., Inc.	29,400	2,188,463
Pfizer, Inc.	56,700	2,547,956
Protein Design Labs, Inc. (a)	42,800	5,157,400
Vertex Pharmaceuticals, Inc. (a)	96,000	8,112,000
Watson Pharmaceuticals, Inc. (a)	17,700	1,148,288
		52,588,133
Medical Equipment & Supplies - 0.9%
Cardinal Health, Inc.	58,400	5,150,150
TOTAL HEALTH		57,738,283
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Electrical Equipment - 2.6%
General Electric Co.	132,700	7,655,131
Scientific-Atlanta, Inc.	111,800	7,113,275
		14,768,406
Industrial Machinery & Equipment - 1.2%
Caterpillar, Inc.	76,000	2,565,000
Tyco International Ltd.	82,900	4,300,438
		6,865,438
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		21,633,844
MEDIA & LEISURE - 3.3%
Broadcasting - 1.6%
Clear Channel Communications, Inc. (a)	118,512	6,695,928
EchoStar Communications Corp. Class A (a)	22,300	1,176,325
Radio One, Inc. Class A (a)	118,500	985,031
		8,857,284
Entertainment - 1.0%
Viacom, Inc. Class B (non-vtg.) (a)	30,000	1,755,000
Walt Disney Co.	95,700	3,660,525
		5,415,525
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Publishing - 0.7%
The New York Times Co. Class A	107,700	$ 4,233,956
TOTAL MEDIA & LEISURE		18,506,765
NONDURABLES - 0.9%
Foods - 0.2%
Quaker Oats Co.	17,000	1,345,125
Household Products - 0.7%
Procter & Gamble Co.	57,000	3,819,000
TOTAL NONDURABLES		5,164,125
RETAIL & WHOLESALE - 6.1%
Apparel Stores - 0.3%
The Limited, Inc.	76,400	1,685,575
Drug Stores - 0.8%
Walgreen Co.	114,700	4,351,431
General Merchandise Stores - 1.4%
BJ's Wholesale Club, Inc. (a)	60,000	2,047,500
Wal-Mart Stores, Inc.	124,000	5,967,500
		8,015,000
Grocery Stores - 0.2%
Pathmark Stores, Inc. (a)	2,133	26,263
Safeway, Inc. (a)	22,100	1,031,794
		1,058,057
Retail & Wholesale, Miscellaneous - 3.4%
Best Buy Co., Inc. (a)	84,600	5,382,675
Home Depot, Inc.	145,700	7,731,206
Lowe's Companies, Inc.	48,900	2,194,388
Staples, Inc. (a)	275,300	3,905,819
		19,214,088
TOTAL RETAIL & WHOLESALE		34,324,151
SERVICES - 0.4%
Advertising - 0.4%
Omnicom Group, Inc.	34,500	2,516,344
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - 31.9%
Communications Equipment - 7.0%
Ciena Corp. (a)	112,600	$ 13,828,669
Cisco Systems, Inc. (a)	147,500	8,149,375
Corning, Inc.	31,300	9,296,100
Nortel Networks Corp.	138,400	8,243,450
		39,517,594
Computer Services & Software - 9.5%
Adobe Systems, Inc.	86,000	13,351,500
Affymetrix, Inc. (a)	52,200	2,603,475
Art Technology Group, Inc. (a)	42,100	3,988,975
Computer Sciences Corp. (a)	12,000	891,000
Covad Communications Group, Inc. (a)	802,800	10,737,450
Oracle Corp. (a)	122,700	9,662,625
VeriSign, Inc. (a)	46,550	9,429,284
Vignette Corp. (a)	106,200	3,172,725
		53,837,034
Computers & Office Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	14,200	3,351,200
Dell Computer Corp. (a)	121,800	3,752,963
EMC Corp. (a)	83,600	8,286,850
Sun Microsystems, Inc. (a)	22,300	2,603,525
		17,994,538
Electronic Instruments - 4.2%
KLA-Tencor Corp. (a)	214,500	8,834,719
LAM Research Corp. (a)	80,600	1,687,563
Newport Corp.	21,400	3,408,284
Novellus Systems, Inc. (a)	210,900	9,820,031
		23,750,597
Electronics - 8.0%
Analog Devices, Inc. (a)	26,700	2,204,419
Cypress Semiconductor Corp. (a)	117,500	4,883,594
JDS Uniphase Corp. (a)	61,800	5,851,688
LSI Logic Corp. (a)	115,000	3,363,750
Micron Technology, Inc. (a)	214,200	9,853,200
NVIDIA Corp. (a)	16,400	1,342,750
PMC-Sierra, Inc. (a)	28,400	6,113,100
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Power-One, Inc. (a)	16,000	$ 968,250
SDL, Inc. (a)	34,300	10,609,419
		45,190,170
TOTAL TECHNOLOGY		180,289,933
TRANSPORTATION - 1.3%
Air Transportation - 0.4%
Northwest Airlines Corp. Class A (a)	96,400	2,367,825
Railroads - 0.7%
Canadian Pacific Ltd.	157,500	4,095,126
Trucking & Freight - 0.2%
Expeditors International of Washington, Inc.	21,700	977,856
TOTAL TRANSPORTATION		7,440,807
UTILITIES - 8.3%
Cellular - 1.7%
Leap Wireless International, Inc. warrants 4/15/10 (a)(e)	285	5,700
Nextel Communications, Inc. Class A (a)	115,100	5,380,925
Sprint Corp. - PCS Group Series 1 (a)	118,000	4,137,375
		9,524,000
Electric Utility - 2.6%
AES Corp. (a)	93,400	6,397,900
Calpine Corp. (a)	79,600	8,308,250
		14,706,150
Gas - 2.7%
Dynegy, Inc. Class A	144,400	8,230,800
Kinder Morgan, Inc.	79,900	3,270,906
Williams Companies, Inc.	87,900	3,713,775
		15,215,481
Telephone Services - 1.3%
Level 3 Communications, Inc. (a)	42,000	3,239,250
McLeodUSA, Inc. Class A (a)	114,800	1,643,075
Pathnet, Inc. warrants 4/15/08 (a)(e)	30	300
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
Qwest Communications International, Inc. (a)	25,894	$ 1,244,530
Time Warner Telecom, Inc. Class A (a)	27,900	1,347,919
		7,475,074
TOTAL UTILITIES		46,920,705
TOTAL COMMON STOCKS (Cost $491,265,254)		499,317,890
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Telephone Services - 0.1%
Global Crossing Ltd. $17.50	1,500	297,657
Nonconvertible Preferred Stocks - 0.2%
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	70	67,344
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
CSC Holdings, Inc. 11.125% pay-in-kind	9,807	1,041,994
Publishing - 0.0%
PRIMEDIA, Inc. 8.625%	500	41,000
TOTAL MEDIA & LEISURE		1,082,994
UTILITIES - 0.0%
Cellular - 0.0%
Crown Castle International Corp. 12.75% pay-in-kind	39	39,293
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Cellular - continued
Nextel Communications, Inc.:
11.125% pay-in-kind	42	$ 40,635
Series D, 13% pay-in-kind	85	89,888
		169,816
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,320,154
TOTAL PREFERRED STOCKS (Cost $1,639,090)		1,617,811
Corporate Bonds - 6.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.4%
ENERGY - 0.0%
Energy Services - 0.0%
Key Energy Group, Inc. 5% 9/15/04	B3	$ 85,000	70,975
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	30,000	25,500
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	990,000	696,713
7% 5/15/09 (e)	B3	10,000	7,038
			729,251
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Pollution Control - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	160,000	150,000
MEDIA & LEISURE - 0.2%
Broadcasting - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	Caa2	100,000	131,625
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	Caa1	70,000	47,775
NTL, Inc. 5.75% 12/15/09 (e)	Caa1	150,000	102,375
			281,775
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - 0.2%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 1,020,000	$ 851,700
TOTAL MEDIA & LEISURE			1,133,475
TOTAL CONVERTIBLE BONDS			2,083,701
Nonconvertible Bonds - 6.3%
BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.2%
Acetex Corp. yankee 9.75% 10/1/03	B3	80,000	76,000
Avecia Group PLC 11% 7/1/09	B2	85,000	82,238
Huntsman Corp. 9.5% 7/1/07 (e)	B2	25,000	20,188
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	335,000	328,300
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	675,000	658,125
Scotts Co. 8.625% 1/15/09 (e)	B2	30,000	28,950
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	10,000	10,150
			1,203,951
Packaging & Containers - 0.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	50,000	37,000
9.75% 6/15/07	Caa1	135,000	102,600
Packaging Corp. of America 9.625% 4/1/09	B1	750,000	759,375
U.S. Can Corp. 12.375% 10/1/10 (e)	B3	40,000	40,400
			939,375
Paper & Forest Products - 0.1%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	345,000	227,700
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1	315,000	324,450
			552,150
TOTAL BASIC INDUSTRIES			2,695,476
CONSTRUCTION & REAL ESTATE - 0.3%
Building Materials - 0.0%
Numatics, Inc. 9.625% 4/1/08	B3	65,000	50,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Construction - 0.2%
Blount, Inc. 13% 8/1/09	B3	$ 430,000	$ 435,375
D.R. Horton, Inc. 8% 2/1/09	Ba1	25,000	22,938
Del Webb Corp. 9.375% 5/1/09	B2	45,000	41,400
Ryland Group, Inc. 9.75% 9/1/10	Ba2	500,000	497,500
Standard Pacific Corp. 9.5% 9/15/10	Ba2	145,000	143,550
			1,140,763
Engineering - 0.1%
Morrison Knudsen Corp. 11% 7/1/10 (e)	Ba2	220,000	223,300
Real Estate Investment Trusts - 0.0%
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	50,000	36,500
TOTAL CONSTRUCTION & REAL ESTATE			1,451,263
DURABLES - 0.0%
Textiles & Apparel - 0.0%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	30,000	25,500
ENERGY - 0.6%
Coal - 0.2%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	1,325,000	1,288,563
Energy Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	285,000	275,025
Parker Drilling Co. 9.75% 11/15/06	B1	110,000	111,100
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba3	75,000	76,125
			462,250
Oil & Gas - 0.3%
Canadian Forest Oil Ltd. 8.75% 9/15/07	B2	65,000	63,050
Chesapeake Energy Corp. 9.625% 5/1/05	B2	670,000	666,650
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	635,000	619,125
9.25% 4/1/07	B2	65,000	65,000
Plains Resources, Inc. 10.25% 3/15/06 (e)	B2	10,000	10,175
			1,424,000
TOTAL ENERGY			3,174,813
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - 0.0%
Credit & Other Finance - 0.0%
Macsaver Financial Services, Inc. 7.875% 8/1/03 (h)	Ca	$ 20,000	$ 3,400
HEALTH - 0.1%
Drugs & Pharmaceuticals - 0.0%
Chattem, Inc. 8.875% 4/1/08	B2	80,000	67,200
Medical Facilities Management - 0.1%
Express Scripts, Inc. 9.625% 6/15/09	Ba2	15,000	15,225
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	450,000	445,500
Triad Hospitals Holdings, Inc. 11% 5/15/09	B3	30,000	30,938
			491,663
TOTAL HEALTH			558,863
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	30,000	21,300
Industrial Machinery & Equipment - 0.0%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	290,000	299,425
Pollution Control - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	20,000	18,500
10% 8/1/09	B2	1,230,000	1,063,950
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	15,000	12,150
			1,094,600
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			1,415,325
MEDIA & LEISURE - 1.9%
Broadcasting - 1.5%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	55,000	51,975
Adelphia Communications Corp. 9.875% 3/1/07	B2	60,000	56,700
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	470,000	383,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	$ 140,000	$ 128,548
Callahan Nordrhein Westfalen:
0% 7/15/10 (d)(e)	B3	225,000	103,500
14% 7/15/10 (e)	B3	110,000	109,450
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	200,000	179,500
10% 4/1/09	B2	730,000	715,400
Citadel Broadcasting Co. 10.25% 7/1/07	B3	400,000	415,000
CSC Holdings, Inc.:
9.875% 4/1/23	B1	100,000	102,500
10.5% 5/15/16	Ba3	275,000	292,188
Diamond Cable Communications PLC 0% 2/15/07 (d)	B2	25,000	19,188
EchoStar DBS Corp. 9.375% 2/1/09	B1	750,000	736,875
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	80,000	80,800
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	20,000	21,900
International Cabletel, Inc. 0% 2/1/06 (d)	B2	100,000	93,500
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	50,000	49,000
NTL Communications Corp. 11.5% 10/1/08	B3	60,000	58,350
NTL, Inc. 0% 4/1/08 (d)	B3	730,000	445,300
Pegasus Communications Corp. 9.625% 10/15/05	B3	900,000	877,500
Satelites Mexicanos SA de CV 11.28% 6/30/04 (e)(g)	B1	45,000	40,500
Spectrasite Holdings, Inc.:
0% 3/15/10 (d)	B3	180,000	90,900
10.75% 3/15/10	B3	800,000	752,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	145,000	103,313
Telewest PLC 0% 10/1/07 (d)	B1	1,060,000	1,017,600
United International Holdings, Inc. 0% 2/15/08 (d)	B3	95,000	63,650
United Pan-Europe Communications NV:
0% 2/1/10 (d)	B2	1,665,000	765,900
10.875% 8/1/09	B2	675,000	587,250
			8,341,337
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - 0.2%
Alliance Gaming Corp. 10% 8/1/07	Caa1	$ 70,000	$ 38,500
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	300,000	284,250
Mandalay Resort Group:
9.5% 8/1/08 (e)	Ba2	75,000	76,313
10.25% 8/1/07 (e)	Ba3	160,000	164,800
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	300,000	309,750
Premier Parks, Inc. 9.75% 6/15/07	B3	110,000	103,675
			977,288
Lodging & Gaming - 0.2%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	50,000	50,000
HMH Properties, Inc. 7.875% 8/1/05	Ba2	905,000	855,225
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	70,000	75,075
Host Marriott LP 8.375% 2/15/06	Ba2	25,000	24,000
ITT Corp. 7.375% 11/15/15	Ba1	25,000	21,500
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	35,000	34,738
Station Casinos, Inc. 10.125% 3/15/06	B1	50,000	50,003
			1,110,541
Publishing - 0.0%
Ziff Davis Media, Inc. 12% 7/15/10 (e)	B2	20,000	19,800
Restaurants - 0.0%
AFC Enterprises, Inc. 10.25% 5/15/07	B3	15,000	14,963
Domino's, Inc. 10.375% 1/15/09	B3	390,000	371,475
			386,438
TOTAL MEDIA & LEISURE			10,835,404
NONDURABLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	45,000	44,044
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
RETAIL & WHOLESALE - 0.0%
General Merchandise Stores - 0.0%
JCPenney Co., Inc. 7.6% 4/1/07	Baa2	$ 30,000	$ 24,750
Kmart Corp. 7.95% 2/1/23	Baa3	300,000	195,000
			219,750
SERVICES - 0.0%
Printing - 0.0%
World Color Press, Inc. 7.75% 2/15/09	Baa3	75,000	69,938
TECHNOLOGY - 0.5%
Computer Services & Software - 0.2%
Amazon.com, Inc. 0% 5/1/08 (d)	Caa1	345,000	186,300
Concentric Network Corp. 12.75% 12/15/07	B	10,000	10,100
Covad Communications Group, Inc. 12% 2/15/10	B3	210,000	153,300
Exodus Communications, Inc. 10.75% 12/15/09	B3	140,000	135,100
PSINet, Inc.:
10% 2/15/05	B3	10,000	6,400
10.5% 12/1/06	B3	155,000	99,200
11% 8/1/09	B3	470,000	300,800
Unisys Corp. 11.75% 10/15/04	Ba1	75,000	78,938
			970,138
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-	685,000	486,350
Electronic Instruments - 0.0%
Fisher Scientific International, Inc. 9% 2/1/08	B3	140,000	129,150
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	145,000	135,575
			264,725
Electronics - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	555,000	582,750
Details, Inc. 10% 11/15/05	B3	20,000	19,600
Viasystems, Inc. 9.75% 6/1/07	B3	420,000	394,800
			997,150
TOTAL TECHNOLOGY			2,718,363
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TRANSPORTATION - 0.1%
Air Transportation - 0.0%
Atlas Air, Inc. 9.25% 4/15/08	B1	$ 10,000	$ 9,875
Railroads - 0.1%
TFM SA de CV:
0% 6/15/09 (d)	B2	135,000	103,275
10.25% 6/15/07	B2	125,000	118,125
Transtar Holdings LP/Transtar Capital Corp. 13.375% 12/15/03	B-	190,000	190,475
			411,875
TOTAL TRANSPORTATION			421,750
UTILITIES - 2.1%
Cellular - 1.0%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	290,000	174,725
Dobson Communications Corp. 10.875% 7/1/10	B3	145,000	141,375
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	140,000	140,000
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	285,000	233,700
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	1,020,000	759,900
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	1,240,000	1,066,400
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	1,280,000	992,000
9.375% 11/15/09	B1	500,000	493,750
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	690,000	434,700
12.75% 8/1/10 (e)	Caa1	250,000	245,000
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	175,000	122,500
11% 3/15/10 (e)	B3	175,000	175,875
11% 3/15/10	B3	115,000	115,575
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	100,000	101,000
Telesystem International Wireless, Inc. yankee 0% 6/30/07 (d)	Caa1	675,000	445,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	$ 115,000	$ 83,088
10.375% 11/15/09	B2	50,000	54,125
			5,779,213
Electric Utility - 0.1%
AES Corp.:
8.5% 11/1/07	Ba3	675,000	642,938
9.375% 9/15/10	Ba1	80,000	81,200
CMS Energy Corp. 7.5% 1/15/09	Ba3	30,000	26,813
			750,951
Telephone Services - 1.0%
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	5,000	1,000
Focal Communications Corp.:
0% 2/15/08 (d)	B3	155,000	77,500
11.875% 1/15/10	B3	270,000	207,900
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	110,000	108,900
Hyperion Telecommunications, Inc.:
0% 4/15/03 (d)	B3	1,070,000	872,050
12% 11/1/07	Caa1	675,000	438,750
12.25% 9/1/04	B3	120,000	109,200
ICG Holdings, Inc. 13.5% 9/15/05	Caa1	50,000	11,000
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	75,000	61,875
0% 3/1/09 (d)	B3	10,000	6,500
8.6% 6/1/08	B2	535,000	510,925
KMC Telecom Holdings, Inc. 13.5% 5/15/09	Caa2	160,000	92,800
Level 3 Communications, Inc.:
0% 12/1/08 (d)	B3	70,000	40,600
9.125% 5/1/08	B3	435,000	373,013
Metromedia Fiber Network, Inc. 10% 12/15/09	B2	180,000	166,500
NEXTLINK Communications, Inc.:
0% 12/1/09 (d)	B2	1,000,000	530,000
10.75% 6/1/09	B2	400,000	368,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
NorthEast Optic Network, Inc. 12.75% 8/15/08	-	$ 375,000	$ 324,375
Pathnet, Inc. 12.25% 4/15/08	-	30,000	12,000
Rhythms NetConnections, Inc. 12.75% 4/15/09	B3	270,000	167,400
Teligent, Inc.:
0% 3/1/08 (d)	Caa1	210,000	56,700
11.5% 12/1/07	Caa1	45,000	19,350
WinStar Communications, Inc.:
0% 4/15/10 (d)(e)	B3	100,000	31,000
12.5% 4/15/08 (e)	B3	560,000	403,200
12.75% 4/15/10 (e)	B3	619,000	445,680
			5,436,218
TOTAL UTILITIES			11,966,382
TOTAL NONCONVERTIBLE BONDS			35,600,271
TOTAL CORPORATE BONDS (Cost $38,930,086)			37,683,972
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 6.05% 10/12/00 (f) (Cost $299,403)	-	300,000	299,521
Money Market Funds - 6.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (c)	22,091,624	$ 22,091,624
Fidelity Securities Lending Cash Central Fund, 6.63% (c)	13,306,545	13,306,545
TOTAL MONEY MARKET FUNDS (Cost $35,398,169)		35,398,169
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $567,532,002)		574,317,363
NET OTHER ASSETS - (1.6)%		(9,058,933)
NET ASSETS - 100%		$ 565,258,430
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
16 S&P 500 Stock Index Contracts	Dec. 2000	$ 5,814,800	$ (95,296)
The face value of futures purchased as a percentage of net assets - 1.0%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,525,169 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,521.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.1%	BBB	0.1%
Ba	1.1%	BB	0.9%
B	4.3%	B	4.9%
Caa	0.9%	CCC	0.5%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $570,531,245. Net unrealized appreciation aggregated $3,786,118, of which $49,825,252 related to appreciated investment securities and $46,039,134 related to depreciated investment securities.

The fund hereby designates approximately $73,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000
Assets
Investment in securities, at value (cost $567,532,002) - See accompanying schedule		$ 574,317,363
Cash		180
Receivable for investments sold		15,789,036
Receivable for fund shares sold		4,101,469
Dividends receivable		201,215
Interest receivable		1,059,719
Other receivables		5,025
Total assets		595,474,007
Liabilities
Payable for investments purchased	$ 13,903,051
Payable for fund shares redeemed	2,444,089
Accrued management fee	268,654
Payable for daily variation on futures contracts	89,200
Other payables and accrued expenses	204,038
Collateral on securities loaned, at value	13,306,545
Total liabilities		30,215,577
Net Assets		$ 565,258,430
Net Assets consist of:
Paid in capital		$ 535,416,546
Undistributed net investment income		2,846,951
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,305,014
Net unrealized appreciation (depreciation) on investments		6,689,919
Net Assets, for 36,905,120 shares outstanding		$ 565,258,430
Net Asset Value, offering price and redemption price per share ($565,258,430 ÷ 36,905,120 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 1,195,436
Interest		3,619,439
Security lending		9,794
Total income		4,824,669
Expenses
Management fee	$ 1,243,481
Transfer agent fees	425,916
Accounting and security lending fees	100,128
Non-interested trustees' compensation	536
Custodian fees and expenses	20,573
Registration fees	276,780
Audit	21,089
Legal	321
Miscellaneous	306
Total expenses before reductions	2,089,130
Expense reductions	(130,729)	1,958,401
Net investment income		2,866,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,708,778
Foreign currency transactions	10,660
Futures contracts	782,860	20,502,298
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,722,541
Assets and liabilities in foreign currencies	(146)
Futures contracts	(95,296)	6,627,099
Net gain (loss)		27,129,397
Net increase (decrease) in net assets resulting from operations		$ 29,995,665

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	September 24, 1999 (commencement of operations) to September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,866,268	$ 1,950
Net realized gain (loss)	20,502,298	-
Change in net unrealized appreciation (depreciation)	6,627,099	62,820
Net increase (decrease) in net assets resulting from operations	29,995,665	64,770
Distributions to shareholders From net investment income	(62,493)	-
From net realized gain	(156,058)	-
Total distributions	(218,551)	-
Share transactions Net proceeds from sales of shares	736,456,081	3,000,010
Reinvestment of distributions	211,997	-
Cost of shares redeemed	(204,251,542)	-
Net increase (decrease) in net assets resulting from share transactions	532,416,536	3,000,010
Total increase (decrease) in net assets	562,193,650	3,064,780
Net Assets
Beginning of period	3,064,780	-
End of period (including undistributed net investment income of $2,846,951 and $1,950, respectively)	$ 565,258,430	$ 3,064,780
Other Information Shares
Sold	50,446,597	300,001
Issued in reinvestment of distributions	19,013	-
Redeemed	(13,860,491)	-
Net increase (decrease)	36,605,119	300,001

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income D	.19	.01
Net realized and unrealized gain (loss)	4.98	.21
Total from investment operations	5.17	.22
Less Distributions
From net investment income	(.02)	-
From net realized gain	(.05)	-
Total distributions	(.07)	-
Net asset value, end of period	$ 15.32	$ 10.22
Total Return B, C	50.84%	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 565,258	$ 3,065
Ratio of expenses to average net assets	.96%	1.20% A, F
Ratio of expenses to average net assets after expense reductions	.90% G	1.20% A
Ratio of net investment income to average net assets	1.32%	4.06% A
Portfolio turnover rate	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Foreign Currency Contracts - continued

the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,218,962 and $679,490,703, respectively, of which U.S. government and government agency obligations aggregated $55,108 and $346,798, respectively.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments - continued

The market value of futures contracts opened and closed during the period amounted to $106,854,412 and $101,727,176, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of 0.57% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of 0.20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $1,499,494 for the period.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $54,020 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $12,682,204. The fund received cash collateral of $13,306,545 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $127,648 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,841, and $1,240, respectively, under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Asset Manager: Aggressive:

We have audited the accompanying statement of assets and liabilities of Asset Manager: Aggressive (the fund), a series of Fidelity Charles Street Trust (the Trust), including the portfolio of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager: Aggressive as of September 30, 2000, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 7, 2000

Annual Report

Distributions

A total of 10% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Thomas J. Simpson, Assistant Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AGG-ANN-1100 116402
1.728722.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Growth®

Annual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Asset Manager: Growth ®	15.50%	114.08%	248.36%
Asset Manager: Growth Composite	11.59%	118.21%	n/a *
S&P 500 ®	13.28%	166.82%	317.67%
LB Aggregate Bond	6.99%	36.81%	78.18%
LB 3 Month T-Bill	5.82%	30.28%	n/a *
Flexible Portfolio Funds Average	12.82%	88.42%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 233 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Asset Manager: Growth	15.50%	16.44%	15.31%
Asset Manager: Growth Composite	11.59%	16.89%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Asset Manager: Growth Fund on December 31, 1991, shortly after the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $34,560 - a 245.60% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $41,568 - a 315.68% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,790 - a 77.90% increase. You can also look at how the Asset Manager: Growth Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,777 - a 217.77% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 70% stocks, 25% bonds and 5% short-term/money market instruments effective
January 1, 1997; 65%, 30% and 5%, respectively, prior to January 1, 1997.

Annual Report

Market Recap

What a long, strange trip it's been. At least that's what some investors may think when reflecting on the 12-month period ending September 30, 2000. Historically high levels of volatility shook speculative excess out of tech stocks in 2000, leaving bonds seemingly alone to pick up the pieces. Excluding the dramatic run-up in the fourth quarter of 1999, major stock markets were down for the period, while bonds finished comfortably on the upside.

Stocks: U.S. equity market performance during the 12 months that ended September 30, 2000, generally was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential relative to other areas of the market. But just 10 weeks after setting its record high in mid-March, the NASDAQ Composite Index - a technology sector benchmark - had dropped 30%, due mainly to Federal Reserve Board interest-rate hikes, excessive valuations and the potential of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500(automated graphic)    Index also suffered, as did the blue chips' proxy, the Dow Jones Industrial Average. In response, investors shifted their assets into sectors that traditionally perform better in a more moderate-growth economy, such as health care and energy. Technology rallied sporadically in the summer, but come September, more bad news was in store, as high oil prices and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28% and the NASDAQ gained 34.01%. However, all three indexes had negative returns through the first nine months of 2000.

Bonds: Most investment-grade bonds overcame sharply rising interest rates and unusually volatile market conditions en route to posting positive returns during the 12-month period that ended September 30, 2000. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 6.99% during this time frame. Treasuries struggled the most early on, as investors pursued more attractive alternatives in high-flying stocks and higher-yielding spread sector securities - namely mortgage bonds, government agency issues and corporate bonds. However, the struggle was short-lived, as conditions changed abruptly beginning in January with the announcement by the U.S. Treasury of its intention to reduce new borrowing and use government surplus proceeds to repurchase outstanding debt. Treasury prices jumped in response and, with the help of rising short-term interest rates, induced an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. Anticipation that the Fed was finished raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped further bolster the long bond during the period. The Lehman Brothers Treasury Index returned 7.29%. Mortgages recovered nicely behind reduced interest-rate volatility and stronger-than-anticipated prepayment activity. Similarly, agencies and corporates staged late rallies and outperformed most major U.S. equity indexes through the first nine months of 2000. For the overall 12-month period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.42%, 6.73% and 5.87%, respectively.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard
Habermann, Portfolio Manager
of Asset Manager: Growth

Q. How did the fund perform, Dick?

A. Quite well. For the 12-month period that ended September 30, 2000, the fund returned 15.50%, topping the Asset Manager: Growth Composite Index, which returned 11.59% during the same period. Fund performance also surpassed that of the flexible portfolio funds average tracked by Lipper Inc., which returned 12.82%.

Q. What asset allocation strategies did you pursue during the period, and what influence did they have on performance?

A. We continued to emphasize equities, allocating just over 73% of fund assets on average to the asset class during the period. The fund's neutral allocation mix calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Having ample exposure to the bullishness surrounding stocks early on in the period helped ensure our success relative to the index. We had a similar advantage over our Lipper peers, which held around 60% in stocks on average. Faced with growing uncertainty in the marketplace during the second half of the period, I began to pare back our equity exposure toward a more neutral weighting, which, coupled with strong security selection, helped insulate us somewhat from the volatile spring and summer months. While opportunistic trading toward the end of the period nudged the fund's equity weighting up slightly, my overall approach of emphasizing more of a neutral weighting remained intact. On the bond front, we paid the price for focusing on high-yield securities at the expense of investment-grade debt.

Q. What factors drove the performance of the fund's equity positions?

A. Superior stock picking and timely trading helped the equity subportfolio handily outpace the Standard & Poor's 500 Index during the 12-month period. Brad Lewis - who directed the fund's equity investments until May - and Tom Sprague, who succeeded Brad, get high marks for uncovering the right names within the high-growth segments of the market, particularly the market-leading technology sector. The fund's focus on large, high-quality tech stocks allowed us to participate in the dramatic run-up early in the period, and also sheltered us a bit when things began to fall apart in April and May. Additionally, we took advantage of several good growth stories among some smaller-cap companies that posted big numbers during the period. Also important was Brad's decision to reduce the fund's tech weighting heading into the spring, rotating some assets into more defensive areas of the market, such as health stocks. Faced with a slowing economy induced by rising interest rates and sharply higher energy prices, Tom used a strict sell discipline to neutralize market turbulence and lock in profits for the fund. Knowing when to get out of even the quality tech names was one of the keys to outperforming the index during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks helped the most? Which hurt?

A. Our best picks along the way included companies engaged in the build-out of Internet infrastructure and next-generation communications networks. Texas Instruments, Motorola, LSI Logic, JDS Uniphase, Qualcomm and Ciena were notable contributors. Many of our growth-oriented financial stocks, such as Morgan Stanley Dean Witter, also performed well. GE was another strong performer for us. Conversely, our overexposure to poorly performing cyclicals - or economically sensitive stocks - such as Ingersoll-Rand and Alcoa, hurt. Internet-related stocks, namely CMGI and America Online, also detracted from returns, as did Microsoft. Several of the aforementioned stocks were no longer held at the close of the period.

Q. How did the fund's bond subportfolio fare?

A. Maintaining a tilt toward high-yield bonds - an asset class not included in the index - proved troublesome, as yield spreads widened to levels not seen since the 1990 recession. Poor liquidity and declining credit quality sent prices plunging during the period. The fund's overweighting in telecommunications issues - which suffered the most - detracted from performance. Taking the reins from Fred Hoff - who ran the high-yield portion of the fund until June - Matt Conti helped limit our downside by reducing the fund's risk profile through further diversification. The story was much brighter in terms of our investment-grade holdings. Charlie Morrison and his team responded well to changing conditions in the marketplace and positioned the fund to benefit from them. Scaling back on corporate bonds in January proved wise, as the performance of corporates deteriorated during the period. The federal government's decision to buy back outstanding debt and reduce future issuance, coupled with persistent flights to safety from nervous tech investors, sparked a tremendous rally in our long-term Treasuries. Our overweighting in discount mortgage securities also helped, thanks to strong housing turnover.

Q. What about the fund's short-term/money market investments?

A. John Todd felt that concerns surrounding Y2K were overblown and used the opportunity to extend the average maturity of the fund's money market subportfolio late last year to take advantage of a steeply sloped yield curve. Early in 2000, however, the yield curve flattened out dramatically. In response, we let the average maturity roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Fed tightening. Since that time, the curve has remained flat, which has allowed us to maintain a shorter-maturity profile. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. I remain quite cautious. There's an old adage - don't catch a falling knife. Well, that's where I feel we stand today. It's still unclear to me as to whether or not the market will be able to shake its concerns about an economic slowdown and the potential impact on companies' bottom lines. Right now, with stocks facing a stiff headwind, I intend to sit on the sidelines and maintain a neutral equity weighting until I see a catalyst that can reverse the tide. Without that catalyst, it'll be hard for me to justify a significant move.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: maximum total return over the long term through investing in stocks, bonds and short-term and money market instruments

Fund number: 321

Trading symbol: FASGX

Start date: December 30, 1991

Size: as of September 30, 2000, more than $5.2 billion

Manager: Richard Habermann, since 1996; manager, Asset Manager: Aggressive, since 1999; Asset Manager and Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann reflects
on recent market volatility:

"There's a lot of uncertainty in the world today, and it's finding its way into the equity markets. Thankfully, the fund's equity exposure was generally lean toward the tail end of the period, when conditions really started to deteriorate. Our hope is to hold our own - with the help of bonds and cash - when stock markets are doing poorly and try to do considerably better when markets pick up again. That's the whole purpose of asset allocation funds. In a difficult market, sometimes the best thing to do is be patient, see what pans out and pick up some good companies at attractive levels in the process.

"What's particularly troubling for markets these days are shock events. Take the recent crisis in the Middle East, for example. With higher oil prices and inflation fears already weighing on the minds of investors, escalating tensions in that area of the world roiled the markets. There have been many events like this one during the past decade, including the emerging-markets crisis in 1998 and the Gulf War in 1990. As a money manager, it's important for me to anticipate what might be considered less-than-perfect times and, when they are in fact occurring, assess them and decide what to do. So far, we've completed the first part by anticipating difficult times. Early recognition of an uncertain market climate brought us down to a neutral equity weighting before it hurt us, which was key."

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.8	2.8
Cisco Systems, Inc.	2.3	2.0
Exxon Mobil Corp.	2.1	2.6
EMC Corp.	1.4	0.6
Fannie Mae	1.4	0.0
America Online, Inc.	1.4	0.3
Citigroup, Inc.	1.4	1.3
Comverse Technology, Inc.	1.4	0.4
Philip Morris Companies, Inc.	1.3	0.0
AMBAC Financial Group, Inc.	1.2	0.0
	16.7	10.0
Top Ten Market Sectors as of September 30, 2000
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Technology	22.8	27.8
Finance	11.3	10.1
Health	7.8	1.8
Energy	6.6	11.7
Industrial Machinery & Equipment	3.8	3.5
Utilities	3.7	1.7
Media & Leisure	3.6	1.8
Retail & Wholesale	3.2	4.8
Aerospace & Defense	2.7	0.1
Nondurables	2.5	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2000 *		As of March 31, 2000 **
	Stock class 76.8%		Stock class 75.5%
	Bond class 19.7%		Bond class 19.3%
	Short-term class 3.5%		Short-term class 5.2%
* Foreign investments	5.5%	** Foreign investments	4.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 71.7%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 2.7%
Aerospace & Defense - 1.6%
Boeing Co.	431,400	$ 27,178
Lockheed Martin Corp.	139,500	4,598
Northrop Grumman Corp.	240,170	21,825
United Technologies Corp.	429,200	29,722
		83,323
Ship Building & Repair - 1.1%
General Dynamics Corp.	910,000	57,159
TOTAL AEROSPACE & DEFENSE		140,482
BASIC INDUSTRIES - 0.8%
Chemicals & Plastics - 0.1%
Praxair, Inc.	67,870	2,537
Iron & Steel - 0.3%
Allegheny Technologies, Inc.	851,600	15,435
Metals & Mining - 0.3%
Alcoa, Inc.	608,800	15,410
Martin Marietta Materials, Inc.	2,100	80
		15,490
Paper & Forest Products - 0.1%
International Paper Co.	244,100	7,003
TOTAL BASIC INDUSTRIES		40,465
CONSTRUCTION & REAL ESTATE - 0.3%
Engineering - 0.3%
Fluor Corp.	445,900	13,377
DURABLES - 2.4%
Autos, Tires, & Accessories - 0.4%
Danaher Corp.	386,300	19,218
Consumer Durables - 0.1%
Minnesota Mining & Manufacturing Co.	84,200	7,673
Consumer Electronics - 1.3%
Black & Decker Corp.	13,870	474
Gemstar-TV Guide International, Inc. (a)	208,500	18,179
Pioneer Corp.	735,000	29,897
Sony Corp.	212,200	21,419
		69,969
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Home Furnishings - 0.5%
Herman Miller, Inc.	473,000	$ 15,166
Leggett & Platt, Inc.	548,700	8,676
		23,842
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	5,556	139
Liz Claiborne, Inc.	203,200	7,823
		7,962
TOTAL DURABLES		128,664
ENERGY - 6.6%
Energy Services - 2.6%
Baker Hughes, Inc.	481,500	17,876
BJ Services Co. (a)	293,200	17,922
ENSCO International, Inc.	601,000	22,988
Halliburton Co.	710,900	34,790
Nabors Industries, Inc. (a)	173,900	9,112
Schlumberger Ltd. (NY Shares)	188,100	15,483
Transocean Sedco Forex, Inc.	352,300	20,654
		138,825
Oil & Gas - 4.0%
Anadarko Petroleum Corp.	416,200	27,661
Apache Corp.	696,300	41,169
Exxon Mobil Corp.	1,240,750	110,582
TotalFinaElf SA sponsored ADR	398,000	29,228
		208,640
TOTAL ENERGY		347,465
FINANCE - 11.3%
Banks - 1.3%
Bank of New York Co., Inc.	392,100	21,982
Bank One Corp.	558,000	21,553
Northern Trust Corp.	200,800	17,846
PNC Financial Services Group, Inc.	122,200	7,943
		69,324
Credit & Other Finance - 2.6%
American Express Co.	861,100	52,312
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Citigroup, Inc.	1,337,933	$ 72,332
MBNA Corp.	279,000	10,742
		135,386
Federal Sponsored Credit - 2.2%
Fannie Mae	1,062,400	75,962
Freddie Mac	714,600	38,633
		114,595
Insurance - 4.2%
AFLAC, Inc.	411,460	26,359
Allmerica Financial Corp.	106,000	6,777
AMBAC Financial Group, Inc.	823,800	60,343
American International Group, Inc.	461,700	44,179
CIGNA Corp.	335,900	35,068
Hartford Financial Services Group, Inc.	209,000	15,244
Marsh & McLennan Companies, Inc.	34,800	4,620
MBIA, Inc.	104,600	7,440
UnumProvident Corp.	411,600	11,216
XL Capital Ltd. Class A	168,600	12,392
		223,638
Securities Industry - 1.0%
Charles Schwab Corp.	400,750	14,227
Daiwa Securities Group, Inc.	1,312,000	15,368
Morgan Stanley Dean Witter & Co.	254,350	23,257
		52,852
TOTAL FINANCE		595,795
HEALTH - 7.7%
Drugs & Pharmaceuticals - 5.0%
Abgenix, Inc. (a)	200,000	16,163
Bristol-Myers Squibb Co.	476,700	27,231
Celgene Corp. (a)	440,900	26,234
Eli Lilly & Co.	558,600	45,316
Genentech, Inc. (a)	69,800	12,961
ImClone Systems, Inc. (a)	41,100	4,811
Merck & Co., Inc.	285,800	21,274
PE Corp. - Celera Genomics Group (a)	123,100	12,264
Pfizer, Inc.	1,227,925	55,180
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Protein Design Labs, Inc. (a)	188,100	$ 22,666
Schering-Plough Corp.	394,700	18,354
		262,454
Medical Equipment & Supplies - 2.3%
Biomet, Inc.	273,600	9,576
Cardinal Health, Inc.	400,800	35,346
Guidant Corp. (a)	160,400	11,338
Johnson & Johnson	232,700	21,859
Medtronic, Inc.	821,600	42,569
		120,688
Medical Facilities Management - 0.4%
Express Scripts, Inc. Class A (a)	183,700	13,272
HCA - The Healthcare Co.	209,500	7,778
		21,050
TOTAL HEALTH		404,192
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Electrical Equipment - 3.0%
General Electric Co.	2,529,800	145,924
Harris Corp.	364,800	10,374
		156,298
Industrial Machinery & Equipment - 0.8%
Caterpillar, Inc.	572,000	19,305
Tyco International Ltd.	486,400	25,232
		44,537
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		200,835
MEDIA & LEISURE - 3.0%
Broadcasting - 0.4%
Clear Channel Communications, Inc. (a)	286,170	16,169
Grupo Televisa SA de CV sponsored GDR	104,000	6,000
NTL, Inc. warrants 10/14/08 (a)	5,605	95
		22,264
Entertainment - 1.5%
Mandalay Resort Group (a)	712,600	18,260
MGM Mirage, Inc.	346,600	13,236
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - continued
Viacom, Inc. Class B (non-vtg.) (a)	552,443	$ 32,318
Walt Disney Co.	367,500	14,057
		77,871
Lodging & Gaming - 0.3%
Harrah's Entertainment, Inc. (a)	470,500	12,939
Restaurants - 0.8%
Brinker International, Inc. (a)	369,600	11,134
Darden Restaurants, Inc.	1,528,000	31,802
		42,936
TOTAL MEDIA & LEISURE		156,010
NONDURABLES - 2.5%
Beverages - 0.1%
The Coca-Cola Co.	139,350	7,682
Foods - 0.3%
Quaker Oats Co.	178,200	14,100
Household Products - 0.8%
Avon Products, Inc.	630,800	25,784
Colgate-Palmolive Co.	69,900	3,299
Gillette Co.	276,200	8,528
Procter & Gamble Co.	52,200	3,497
		41,108
Tobacco - 1.3%
Philip Morris Companies, Inc.	2,399,200	70,626
TOTAL NONDURABLES		133,516
RETAIL & WHOLESALE - 3.2%
Drug Stores - 0.7%
Walgreen Co.	1,033,700	39,216
General Merchandise Stores - 1.2%
Costco Wholesale Corp. (a)	174,200	6,086
Dollar Tree Stores, Inc. (a)	379,700	15,402
Wal-Mart Stores, Inc.	849,100	40,863
		62,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Grocery Stores - 0.4%
Pathmark Stores, Inc. (a)	662,564	$ 8,158
Safeway, Inc. (a)	330,100	15,412
		23,570
Retail & Wholesale, Miscellaneous - 0.9%
Best Buy Co., Inc. (a)	449,200	28,580
Home Depot, Inc.	314,200	16,672
		45,252
TOTAL RETAIL & WHOLESALE		170,389
SERVICES - 0.8%
Advertising - 0.6%
Omnicom Group, Inc.	386,900	28,220
Services - 0.2%
Ecolab, Inc.	122,000	4,400
FreeMarkets, Inc.	139,600	7,975
		12,375
TOTAL SERVICES		40,595
TECHNOLOGY - 22.8%
Communications Equipment - 5.4%
Ciena Corp. (a)	265,200	32,570
Cisco Systems, Inc. (a)	2,208,010	121,993
Comverse Technology, Inc. (a)	667,300	72,068
Corning, Inc.	181,780	53,989
Corvis Corp.	47,900	2,924
		283,544
Computer Services & Software - 6.6%
America Online, Inc. (a)	1,407,200	75,637
Ariba, Inc. (a)	162,000	23,209
Automatic Data Processing, Inc.	476,100	31,839
BEA Systems, Inc. (a)	227,900	17,748
BMC Software, Inc. (a)	523,900	10,020
Cadence Design Systems, Inc. (a)	286,700	7,365
Electronic Data Systems Corp.	243,700	10,114
Exodus Communications, Inc. (a)	395,180	19,512
Inktomi Corp. (a)	63,000	7,182
Internap Network Services Corp.	231,100	7,467
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Intuit, Inc. (a)	188,100	$ 10,722
Microsoft Corp. (a)	284,700	17,171
Oracle Corp. (a)	588,700	46,360
PeopleSoft, Inc. (a)	368,400	10,292
StorageNetworks, Inc.	57,300	5,855
Synopsys, Inc. (a)	186,680	7,071
VA Linux Systems, Inc.	243,700	11,271
VeriSign, Inc. (a)	58,400	11,830
VERITAS Software Corp. (a)	116,200	16,500
		347,165
Computers & Office Equipment - 5.8%
Brocade Communications Systems, Inc. (a)	100,360	23,685
CacheFlow, Inc.	46,200	6,607
CDW Computer Centers, Inc. (a)	387,000	26,703
Compaq Computer Corp.	591,000	16,300
Dell Computer Corp. (a)	418,630	12,899
EMC Corp. (a)	767,700	76,098
Gateway, Inc. (a)	328,100	15,339
International Business Machines Corp.	366,200	41,198
Juniper Networks, Inc. (a)	52,300	11,450
Maxtor Corp. (a)	522,100	5,482
Network Appliance, Inc. (a)	62,900	8,012
Quantum Corp. - Hard Disk Drive Group (a)	460,300	4,574
Sun Microsystems, Inc. (a)	202,900	23,689
Symbol Technologies, Inc.	599,500	21,545
Tech Data Corp. (a)	247,000	10,559
		304,140
Electronic Instruments - 1.1%
Beckman Coulter, Inc.	123,300	9,510
KLA-Tencor Corp. (a)	210,500	8,670
PE Corp. - Biosystems Group	87,200	10,159
PerkinElmer, Inc.	79,900	8,340
Thermo Electron Corp. (a)	721,700	18,764
		55,443
Electronics - 3.9%
Altera Corp. (a)	107,900	5,152
Analog Devices, Inc. (a)	161,800	13,359
Flextronics International Ltd. (a)	342,700	28,144
Intel Corp.	1,405,800	58,429
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
JDS Uniphase Corp. (a)	199,100	$ 18,852
Linear Technology Corp.	460,900	29,843
Sanmina Corp. (a)	269,600	25,241
Solectron Corp. (a)	455,600	21,015
Xilinx, Inc. (a)	67,200	5,754
		205,789
TOTAL TECHNOLOGY		1,196,081
TRANSPORTATION - 1.2%
Air Transportation - 0.4%
SkyWest, Inc.	91,600	4,695
Southwest Airlines Co.	723,900	17,555
		22,250
Railroads - 0.4%
Union Pacific Corp.	488,500	18,990
Trucking & Freight - 0.4%
C.H. Robinson Worldwide, Inc.	34,900	1,967
Expeditors International of Washington, Inc.	440,400	19,846
		21,813
TOTAL TRANSPORTATION		63,053
UTILITIES - 2.6%
Cellular - 1.1%
China Mobile (Hong Kong) Ltd. (a)	1,515,600	9,832
Crown Castle International Corp. (a)	389,500	12,099
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	1,100	22
McCaw International Ltd. warrants 4/16/07 (a)(g)	12,170	183
Nextel Communications, Inc. Class A (a)	544,900	25,474
Vodafone Group PLC sponsored ADR	277,400	10,264
		57,874
Electric Utility - 1.1%
AES Corp. (a)	600,100	41,107
Calpine Corp. (a)	153,800	16,053
		57,160
Telephone Services - 0.4%
Metromedia Fiber Network, Inc. Class A (a)	503,400	12,239
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
Ono Finance PLC rights 5/31/09 (a)(g)	2,840	$ 26
Pathnet, Inc. warrants 4/15/08 (a)(g)	8,980	90
SBC Communications, Inc.	156,800	7,840
		20,195
TOTAL UTILITIES		135,229
TOTAL COMMON STOCKS (Cost $3,254,622)		3,766,148
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.0%
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
Earthwatch, Inc. $8.50 (g)	201,289	50
UTILITIES - 0.0%
Telephone Services - 0.0%
Global Crossing Ltd. $17.50	12,800	2,540
TOTAL CONVERTIBLE PREFERRED STOCKS		2,590
Nonconvertible Preferred Stocks - 1.9%
CONSTRUCTION & REAL ESTATE - 0.1%
Real Estate Investment Trusts - 0.1%
California Federal Preferred Capital Corp. $2.2812	298,366	6,564
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	1,800	1,749
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	3,040	2,925
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - 0.6%
Broadcasting - 0.4%
Adelphia Communications Corp. $13.00	22,164	$ 2,128
CSC Holdings, Inc. 11.125% pay-in-kind	179,794	19,103
		21,231
Publishing - 0.2%
PRIMEDIA, Inc.:
$9.20	40,737	3,605
8.625%	1,203	99
Series D, $10.00	41,288	3,819
		7,523
TOTAL MEDIA & LEISURE		28,754
RETAIL & WHOLESALE - 0.0%
Grocery Stores - 0.0%
Supermarkets General Holdings Corp. $3.52 pay-in-kind	15,622	2
UTILITIES - 1.1%
Cellular - 0.6%
Crown Castle International Corp. 12.75% pay-in-kind	3,451	3,477
Nextel Communications, Inc.:
11.125% pay-in-kind	26,322	25,467
Series D, 13% pay-in-kind	490	518
		29,462
Telephone Services - 0.5%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	8,167	4,410
Broadwing Communications, Inc. $12.50 pay-in-kind	2,568	2,632
Intermedia Communications, Inc. 13.5% pay-in-kind	7,894	7,578
NEXTLINK Communications, Inc. 14% pay-in-kind	322,786	14,525
		29,145
TOTAL UTILITIES		58,607
TOTAL NONCONVERTIBLE PREFERRED STOCKS		98,601
TOTAL PREFERRED STOCKS (Cost $109,109)		101,191
Corporate Bonds - 14.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.5%
ENERGY - 0.0%
Energy Services - 0.0%
Key Energy Group, Inc. 5% 9/15/04	B3	$ 1,485	$ 1,240
HEALTH - 0.3%
Medical Facilities Management - 0.3%
Tenet Healthcare Corp. 6% 12/1/05	B1	10,345	8,793
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	860	605
7% 5/15/09 (g)	B3	4,590	3,230
			12,628
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Pollution Control - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	1,380	1,294
MEDIA & LEISURE - 0.2%
Broadcasting - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa2	850	1,119
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	Caa1	1,460	996
NTL, Inc. 5.75% 12/15/09 (g)	Caa1	2,910	1,986
			4,101
Lodging & Gaming - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	5,990	5,002
TOTAL MEDIA & LEISURE			9,103
TOTAL CONVERTIBLE BONDS			24,265
Nonconvertible Bonds - 14.1%
BASIC INDUSTRIES - 0.8%
Chemicals & Plastics - 0.5%
Avecia Group PLC 11% 7/1/09	B2	4,065	3,933
Huntsman Corp. 9.5% 7/1/07 (g)	B2	1,900	1,534
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	1,890	1,852
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	8,230	8,024
10.875% 5/1/09	B2	7,975	7,736
Methanex Corp. yankee 7.4% 8/15/02	Ba1	565	528
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Chemicals & Plastics - continued
Scotts Co. 8.625% 1/15/09 (g)	B2	$ 2,360	$ 2,277
Sterling Chemicals, Inc.:
11.25% 4/1/07	Caa3	730	496
12.375% 7/15/06	B3	190	193
			26,573
Packaging & Containers - 0.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	4,515	3,341
9.75% 6/15/07	Caa1	6,735	5,119
Packaging Corp. of America 9.625% 4/1/09	B1	1,535	1,554
U.S. Can Corp. 12.375% 10/1/10 (g)	B3	730	737
			10,751
Paper & Forest Products - 0.1%
Doman Industries Ltd.:
9.25% 11/15/07	Caa1	320	192
yankee 8.75% 3/15/04	Caa1	5,100	3,366
Potlatch Corp. 6.25% 3/15/02	Baa1	810	792
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1	330	340
Stone Container Corp. 10.75% 10/1/02	B1	145	147
			4,837
TOTAL BASIC INDUSTRIES			42,161
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.0%
Numatics, Inc. 9.625% 4/1/08	B3	885	690
Construction - 0.2%
Blount, Inc. 13% 8/1/09	B3	375	380
D.R. Horton, Inc. 8% 2/1/09	Ba1	2,470	2,266
Del Webb Corp. 9.375% 5/1/09	B2	1,430	1,316
Ryland Group, Inc. 9.75% 9/1/10	Ba2	2,890	2,876
Standard Pacific Corp. 9.5% 9/15/10	Ba2	2,890	2,861
			9,699
Engineering - 0.1%
360networks, Inc. 13% 5/1/08	B3	1,025	943
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Engineering - continued
Anteon Corp. 12% 5/15/09	B3	$ 3,130	$ 2,817
Morrison Knudsen Corp. 11% 7/1/10 (g)	Ba2	2,975	3,020
			6,780
Real Estate - 0.1%
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,000	972
LNR Property Corp.:
9.375% 3/15/08	B1	4,715	4,409
10.5% 1/15/09	B1	1,840	1,794
			7,175
Real Estate Investment Trusts - 0.1%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	530	503
7.125% 3/15/04	Baa2	1,030	1,002
Equity Office Properties Trust:
6.375% 2/15/03	Baa1	1,200	1,174
6.75% 2/15/08	Baa1	570	533
Pinnacle Holdings, Inc. 0% 3/15/08 (e)	B3	750	548
			3,760
TOTAL CONSTRUCTION & REAL ESTATE			28,104
DURABLES - 0.2%
Autos, Tires, & Accessories - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	1,460	1,431
Collins & Aikman Products Co. 11.5% 4/15/06	B2	295	282
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A1	2,180	2,241
Lear Corp. 8.11% 5/15/09	Ba1	1,165	1,086
TRW, Inc. 8.75% 5/15/06	Baa1	960	1,000
			6,040
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,270	1,189
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	1,640	1,394
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
7% 11/1/06	Ba3	$ 865	$ 675
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	1,515	1,227
			4,485
TOTAL DURABLES			10,525
ENERGY - 0.8%
Coal - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	4,735	4,605
Energy Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	2,085	2,012
Ocean Rig Norway AS 10.25% 6/1/08	B3	1,445	1,272
Parker Drilling Co. 9.75% 11/15/06	B1	2,240	2,262
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba3	930	944
R&B Falcon Corp. 6.5% 4/15/03	Ba3	2,890	2,746
RBF Finance Co. 11% 3/15/06	Ba3	2,160	2,484
			11,720
Oil & Gas - 0.5%
Apache Corp. 7.625% 7/1/19	Baa1	750	739
Canadian Forest Oil Ltd. 8.75% 9/15/07	B2	1,425	1,382
Chesapeake Energy Corp. 9.625% 5/1/05	B2	7,420	7,383
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	4,180	4,076
9.25% 4/1/07	B2	2,315	2,315
Occidental Petroleum Corp. 6.39% 11/9/00	Baa3	500	499
Oryx Energy Co.:
8% 10/15/03	Baa1	895	911
8.125% 10/15/05	Baa1	1,305	1,356
8.375% 7/15/04	Baa1	1,700	1,762
Petro-Canada 7% 11/15/28	A3	520	464
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	545	592
Pioneer Natural Resources Co. 9.625% 4/1/10	Ba2	680	717
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Resources, Inc.:
Series B 10.25% 3/15/06	B2	$ 685	$ 700
10.25% 3/15/06 (g)	B2	470	478
			23,374
TOTAL ENERGY			39,699
FINANCE - 0.8%
Banks - 0.2%
Bank of America Corp. 7.8% 2/15/10	Aa3	500	513
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	920	937
Bank One Capital III 8.75% 9/1/30	Aa3	700	698
Bank One Corp. 7.875% 8/1/10	A1	2,050	2,080
BankBoston Corp. 6.625% 2/1/04	A3	600	590
Capital One Bank:
6.375% 2/15/03	Baa2	1,240	1,209
6.65% 3/15/04	Baa3	2,550	2,465
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,150	1,082
Commonwealth Bank of Australia 8.5% 6/1/10	A1	500	529
Den Danske Bank AS 6.375% 6/15/08 (g)(j)	A1	1,590	1,491
Korea Development Bank:
6.625% 11/21/03	Baa2	875	852
7.125% 4/22/04	Baa2	150	148
7.375% 9/17/04	Baa2	130	129
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	495	520
Summit Bancorp 8.625% 12/10/02	A3	650	666
			13,909
Credit & Other Finance - 0.5%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	800	704
Associates Corp. of North America 5.8% 4/20/04	A1	3,250	3,130
CIT Group, Inc. 5.5% 2/15/04	A1	160	152
Countrywide Funding Corp. 6.45% 2/27/03	A3	1,300	1,280
Denbury Management, Inc. 9% 3/1/08	B3	2,285	2,091
Details Capital Corp. 0% 11/15/07 (e)	Caa1	810	640
ERP Operating LP:
6.55% 11/15/01	A3	600	595
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
ERP Operating LP: - continued
7.1% 6/23/04	A3	$ 1,000	$ 987
Finova Capital Corp. 7.25% 11/8/04	Ba1	270	200
First Security Capital I 8.41% 12/15/26	A3	850	782
Ford Motor Credit Co.:
7.5% 3/15/05	A2	1,250	1,260
7.875% 6/15/10	A2	1,810	1,829
GS Escrow Corp.:
7% 8/1/03	Ba1	2,935	2,810
7.125% 8/1/05	Ba1	190	177
HSBC Capital Funding LP 10.176% 12/31/49 (f)(g)	A1	570	628
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (d)	Ca	2,330	396
7.6% 8/1/07 (d)	Ca	6,630	1,127
7.875% 8/1/03 (d)	Ca	1,110	189
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	330	325
Qwest Capital Funding, Inc. 7.75% 8/15/06 (g)	Baa1	1,600	1,622
Sprint Capital Corp. 5.7% 11/15/03	Baa1	430	411
The Money Store, Inc. 7.3% 12/1/02	A2	850	856
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Ba3	500	500
TXU Eastern Funding:
6.15% 5/15/02	Baa1	590	577
6.75% 5/15/09	Baa1	1,115	1,010
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	870	778
			25,056
Savings & Loans - 0.1%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	1,020	941
Home Savings of America FSB 6.5% 8/15/04	A3	970	937
Long Island Savings Bank FSB 7% 6/13/02	Baa3	650	643
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	1,000	991
			3,512
Securities Industry - 0.0%
Amvescap PLC yankee 6.375% 5/15/03	A3	1,650	1,599
TOTAL FINANCE			44,076
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH - 0.1%
Drugs & Pharmaceuticals - 0.0%
Chattem, Inc. 8.875% 4/1/08	B2	$ 1,545	$ 1,298
Medical Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	Ba2	290	268
Medical Facilities Management - 0.1%
Express Scripts, Inc. 9.625% 6/15/09	Ba2	290	294
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	805	797
Triad Hospitals Holdings, Inc. 11% 5/15/09	B3	575	593
Unilab Corp. 12.75% 10/1/09	B3	2,245	2,430
			4,114
TOTAL HEALTH			5,680
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	1,450	1,030
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	4,860	5,018
Roller Bearing Holding, Inc. 0% 6/15/09 (e)(g)	-	4,780	2,492
Tyco International Group SA:
7% 6/15/28	Baa1	2,590	2,276
yankee 6.375% 6/15/05	Baa1	315	306
			10,092
Pollution Control - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,060	1,906
7.625% 1/1/06	Ba2	1,795	1,598
10% 8/1/09	B2	17,835	15,427
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,970	1,596
Envirosource, Inc. Series B, 9.75% 6/15/03	Caa3	70	25
WMX Technologies, Inc. 6.25% 10/15/00	Ba1	700	699
			21,251
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			32,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - 4.4%
Broadcasting - 3.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 2,980	$ 2,816
Adelphia Communications Corp. 9.875% 3/1/07	B2	6,320	5,972
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	2,931	3,363
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	4,800	3,912
British Sky Broadcasting Group PLC:
7.3% 10/15/06	Ba1	2,885	2,649
8.2% 7/15/09	Baa3	1,970	1,871
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3	3,200	1,472
14% 7/15/10 (g)	B3	1,455	1,448
CD Radio, Inc. 14.5% 5/15/09	CCC+	1,460	1,303
Century Communications Corp. Series B, 0% 1/15/08	B2	4,820	1,952
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	B2	2,450	2,230
8.625% 4/1/09	B2	1,405	1,261
10% 4/1/09	B2	9,800	9,604
Citadel Broadcasting Co. 10.25% 7/1/07	B3	4,160	4,316
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	2,870	2,514
Comcast UK Cable Partners Ltd. 0% 11/15/07 (e)	B2	6,330	5,950
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	1,710	1,710
9.875% 5/15/06	Ba3	3,220	3,268
9.875% 4/1/23	B1	1,435	1,471
10.5% 5/15/16	Ba3	2,980	3,166
Diamond Cable Communications PLC:
0% 2/15/07 (e)	B2	10,110	7,759
yankee 0% 12/15/05 (e)	B2	3,950	3,693
Earthwatch, Inc. 0% 7/15/07 (e)	-	4,100	2,296
EchoStar DBS Corp.:
9.25% 2/1/06	B1	8,530	8,381
9.375% 2/1/09	B1	260	255
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	$ 2,025	$ 1,448
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	6,301	5,450
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	8,282	8,365
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	5,500	3,905
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	3,055	3,345
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,810	1,574
International Cabletel, Inc. 0% 2/1/06 (e)	B2	3,000	2,805
Knology Holding, Inc. 0% 10/15/07 (e)	-	7,290	2,770
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	620	608
NTL Communications Corp. 11.5% 10/1/08	B3	1,090	1,060
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	6,550	6,468
Pegasus Communications Corp. 9.625% 10/15/05	B3	1,720	1,677
Satelites Mexicanos SA de CV 11.28% 6/30/04 (g)(j)	B1	655	590
Spectrasite Holdings, Inc.:
0% 3/15/10 (e)	B3	5,250	2,651
10.75% 3/15/10	B3	745	700
TCI Communications, Inc. 9.8% 2/1/12	A2	1,790	2,041
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1	2,255	1,607
Telewest PLC 0% 10/1/07 (e)	B1	15,850	15,216
Time Warner, Inc. 9.125% 1/15/13	Baa3	1,595	1,789
United International Holdings, Inc. 0% 2/15/08 (e)	B3	14,220	9,527
United Pan-Europe Communications NV:
0% 2/1/10 (e)	B2	17,875	8,223
10.875% 8/1/09	B2	8,824	7,677
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	335	327
			174,455
Entertainment - 0.3%
Alliance Gaming Corp. 10% 8/1/07	Caa1	1,440	792
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	5,210	4,936
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Mandalay Resort Group:
9.5% 8/1/08 (g)	Ba2	$ 940	$ 956
10.25% 8/1/07 (g)	Ba3	3,530	3,636
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	3,355	3,464
Paramount Communications, Inc. 7.5% 1/15/02	Baa1	600	600
Premier Parks, Inc. 9.75% 6/15/07	B3	2,105	1,984
			16,368
Lodging & Gaming - 0.4%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B3	585	579
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	5,010	5,010
HMH Properties, Inc. 7.875% 8/1/05	Ba2	3,340	3,156
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	1,445	1,550
Horseshoe Gaming LLC 8.625% 5/15/09	B2	1,465	1,443
Host Marriott LP 8.375% 2/15/06	Ba2	5,990	5,750
ITT Corp. 7.375% 11/15/15	Ba1	400	344
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	1,600	1,588
Station Casinos, Inc. 10.125% 3/15/06	B1	1,015	1,015
			20,435
Publishing - 0.3%
Garden State Newspapers, Inc. Series B, 8.75% 10/1/09	B1	5,830	5,458
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	1,150	1,058
7.75% 1/20/24	Baa3	680	627
8% 10/17/16	Baa3	720	694
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa2	2,880	2,956
Ziff Davis Media, Inc. 12% 7/15/10 (g)	B2	1,910	1,891
			12,684
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B3	290	289
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Restaurants - continued
Domino's, Inc. 10.375% 1/15/09	B3	$ 3,410	$ 3,248
NE Restaurant, Inc. 10.75% 7/15/08	B3	4,040	3,111
			6,648
TOTAL MEDIA & LEISURE			230,590
NONDURABLES - 0.2%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	1,450	1,419
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	880	878
Seagram JE & Sons, Inc.:
6.4% 12/15/03	Baa3	1,180	1,156
6.8% 12/15/08	Baa3	940	911
			4,364
Foods - 0.0%
ConAgra, Inc. 7.125% 10/1/26	Baa1	1,280	1,257
Del Monte Corp. 12.25% 4/15/07	B3	145	154
			1,411
Tobacco - 0.1%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	600	581
7.25% 9/15/01	A2	540	536
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	900	853
			1,970
TOTAL NONDURABLES			7,745
RETAIL & WHOLESALE - 0.2%
Drug Stores - 0.0%
Rite Aid Corp.:
6.5% 12/15/05 (g)	Caa1	990	337
7.125% 1/15/07	Caa1	210	69
10.5% 9/15/02 (g)	-	110	72
			478
General Merchandise Stores - 0.2%
Dayton Hudson Corp. 7.5% 7/15/06	A2	1,000	1,014
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
RETAIL & WHOLESALE - continued
General Merchandise Stores - continued
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	$ 1,100	$ 1,061
8.5% 6/15/03	Baa1	520	531
JCPenney Co., Inc. 7.6% 4/1/07	Baa2	575	474
Kmart Corp. 12.5% 3/1/05	Baa3	4,240	4,198
			7,278
TOTAL RETAIL & WHOLESALE			7,756
SERVICES - 0.2%
Leasing & Rental - 0.0%
United Rentals, Inc.:
8.8% 8/15/08	B1	1,205	1,051
9.25% 1/15/09	B1	885	823
			1,874
Printing - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,830	1,812
World Color Press, Inc. 7.75% 2/15/09	Baa3	3,210	2,993
			4,805
Services - 0.1%
Iron Mountain, Inc. 8.75% 9/30/09	B2	660	627
La Petite Academy, Inc./La Petite Academy Holding Co. 10% 5/15/08	B3	4,570	2,879
			3,506
TOTAL SERVICES			10,185
TECHNOLOGY - 1.1%
Computer Services & Software - 0.5%
Amazon.com, Inc. 0% 5/1/08 (e)	Caa1	5,385	2,908
Concentric Network Corp. 12.75% 12/15/07	B	935	944
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3	4,830	2,174
12% 2/15/10	B3	2,030	1,482
Exodus Communications, Inc. 10.75% 12/15/09	B3	1,860	1,795
Federal Data Corp. 10.125% 8/1/05	B3	5,080	5,283
PSINet, Inc.:
10% 2/15/05	B3	155	99
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Computer Services & Software - continued
PSINet, Inc.: - continued
10.5% 12/1/06	B3	$ 13,720	$ 8,781
11% 8/1/09	B3	645	413
Unisys Corp. 11.75% 10/15/04	Ba1	2,890	3,042
			26,921
Computers & Office Equipment - 0.1%
Comdisco, Inc.:
6.375% 11/30/01	Baa1	800	773
7.25% 9/1/02	Baa1	1,750	1,683
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,100	1,103
Globix Corp. 12.5% 2/1/10	B-	6,300	4,473
			8,032
Electronic Instruments - 0.1%
Fisher Scientific International, Inc. 9% 2/1/08	B3	2,880	2,657
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	1,460	1,365
			4,022
Electronics - 0.4%
ChipPAC International Ltd. 12.75% 8/1/09	B3	6,330	6,647
Details, Inc. 10% 11/15/05	B3	825	809
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	580	580
10.375% 10/1/07	B2	2,000	2,020
Flextronics International Ltd. 9.875% 7/1/10 (g)	Ba3	2,225	2,281
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	3,000	2,550
Viasystems, Inc. 9.75% 6/1/07	B3	4,805	4,517
			19,404
TOTAL TECHNOLOGY			58,379
TRANSPORTATION - 0.5%
Air Transportation - 0.2%
Atlas Air, Inc. 9.25% 4/15/08	B1	7,020	6,932
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	280	276
7.73% 9/15/12	Baa1	102	100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Air Transportation - continued
Delta Air Lines, Inc. 8.3% 12/15/29	Baa3	$ 1,450	$ 1,311
Qantas Airways Ltd. 7.75% 6/15/09 (g)	Baa1	1,090	1,093
US Airways Group, Inc. 10.375% 3/1/13	Ba3	3,340	3,031
			12,743
Railroads - 0.2%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	1,000	866
CSX Corp.:
6.25% 10/15/08	Baa2	585	530
6.46% 6/22/05	Baa2	990	947
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	2,340	2,329
TFM SA de CV:
0% 6/15/09 (e)	B2	1,600	1,224
10.25% 6/15/07	B2	1,600	1,512
Transtar Holdings LP/Transtar Capital Corp. 13.375% 12/15/03	B-	3,950	3,960
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	1,000	900
			12,268
Shipping - 0.1%
Transport Maritima Mexicana yankee:
10% 11/15/06	Ba3	1,660	1,311
9.25% 5/15/03	Ba3	2,700	2,241
			3,552
TOTAL TRANSPORTATION			28,563
UTILITIES - 3.7%
Cellular - 1.7%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	3,745	2,256
Clearnet Communications, Inc. yankee 0% 5/1/09 (e)	B3	2,905	2,295
Crown Castle International Corp. 0% 5/15/11 (e)	B3	860	553
Dobson Communications Corp. 10.875% 7/1/10	B3	2,235	2,179
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3	2,870	2,870
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	1,100	902
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	$ 12,507	$ 9,318
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1	15,710	13,511
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	27,600	21,390
9.375% 11/15/09	B1	3,845	3,797
12% 11/1/08	B1	1,810	1,955
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	7,730	4,870
12.75% 8/1/10 (g)	Caa1	2,830	2,773
Nextel Partners, Inc.:
0% 2/1/09 (e)	B3	7,760	5,432
11% 3/15/10 (g)	B3	1,980	1,990
11% 3/15/10	B3	1,610	1,618
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	1,315	1,328
Telesystem International Wireless, Inc. yankee 0% 6/30/07 (e)	Caa1	4,485	2,960
Vodafone AirTouch PLC 7.625% 2/15/05 (g)	A2	940	953
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	1,715	1,239
10.375% 11/15/09	B2	6,090	6,592
			90,781
Electric Utility - 0.3%
AES Corp.:
8.375% 8/15/07	Ba3	800	760
8.5% 11/1/07	Ba3	6,670	6,353
9.375% 9/15/10	Ba1	1,755	1,781
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa2	1,320	1,190
CMS Energy Corp. 7.5% 1/15/09	Ba3	3,815	3,410
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	255	263
Hydro-Quebec yankee 8.4% 3/28/25	A2	1,050	1,118
Illinois Power Co. 7.5% 6/15/09	Baa1	550	548
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	1,355	1,201
yankee 7.875% 12/15/26 (g)	A3	660	597
Texas Utilities Co. 6.375% 1/1/08	Baa3	130	119
			17,340
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas - 0.0%
Reliant Energy Resources Corp. 8.125% 7/15/05 (g)	Baa1	$ 600	$ 609
Sempra Energy 7.95% 3/1/10	A2	355	354
			963
Telephone Services - 1.7%
Cable & Wireless Optus Ltd. 8% 6/22/10 (g)	Baa1	730	760
Deutsche Telekom International Finance BV 8.25% 6/15/30	Aa2	750	770
FirstWorld Communications, Inc. 0% 4/15/08 (e)	-	3,670	734
Focal Communications Corp.:
0% 2/15/08 (e)	B3	6,235	3,118
11.875% 1/15/10	B3	900	693
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	1,355	1,341
Hyperion Telecommunications, Inc.:
0% 4/15/03 (e)	B3	970	791
12% 11/1/07	Caa1	3,150	2,048
12.25% 9/1/04	B3	1,685	1,533
ICG Holdings, Inc. 13.5% 9/15/05	Caa1	1,850	407
ICG Services, Inc. 0% 5/1/08 (e)	Caa1	4,940	692
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	3,980	3,284
0% 3/1/09 (e)	B3	1,650	1,073
8.6% 6/1/08	B2	470	449
KMC Telecom Holdings, Inc. 13.5% 5/15/09	Caa2	4,800	2,784
Koninklijke KPN NV yankee 8% 10/1/10 (g)	A3	140	140
Level 3 Communications, Inc.:
0% 12/1/08 (e)	B3	3,210	1,862
9.125% 5/1/08	B3	7,715	6,616
11% 3/15/08	B3	755	717
McLeodUSA, Inc. 9.5% 11/1/08	B1	1,655	1,539
Metromedia Fiber Network, Inc. 10% 12/15/09	B2	2,215	2,049
NEXTLINK Communications, Inc.:
0% 4/15/08 (e)	B2	125	75
9.625% 10/1/07	B2	5,840	5,198
NorthEast Optic Network, Inc. 12.75% 8/15/08	-	4,055	3,508
Ono Finance PLC 13% 5/1/09	Caa1	1,265	1,113
Pathnet, Inc. 12.25% 4/15/08	-	8,980	3,592
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Rhythms NetConnections, Inc.:
0% 5/15/08 (e)	B3	$ 12,972	$ 4,929
12.75% 4/15/09	B3	2,890	1,792
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	1,385	1,323
Telefonica Europe BV 8.25% 9/15/30	A2	1,480	1,516
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	1,716	1,662
7.7% 7/20/29	Baa1	1,575	1,503
Teligent, Inc.:
0% 3/1/08 (e)	Caa1	8,080	2,182
11.5% 12/1/07	Caa1	4,805	2,066
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B2	300	273
WinStar Communications, Inc.:
0% 4/15/10 (e)(g)	B3	29,197	9,051
12.75% 4/15/10 (g)	B3	13,601	9,793
WorldCom, Inc.:
8% 5/16/06	A3	1,310	1,362
8.875% 1/15/06	A3	1,180	1,221
Worldwide Fiber, Inc. 12% 8/1/09	B3	1,350	1,175
			86,734
TOTAL UTILITIES			195,818
TOTAL NONCONVERTIBLE BONDS			741,654
TOTAL CORPORATE BONDS (Cost $836,231)			765,919
U.S. Government and Government Agency Obligations - 2.0%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
6% 5/15/08	Aaa	7,100	6,783
6.5% 4/29/09	Aaa	1,970	1,867
7% 7/15/05	Aaa	3,215	3,269
7.25% 1/15/10	Aaa	4,770	4,919
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
7.25% 5/15/30	Aaa	$ 1,485	$ 1,557
Federal Home Loan Bank 6.75% 2/1/02	Aaa	7,270	7,287
Freddie Mac:
5.5% 5/15/02	Aaa	10,500	10,334
5.75% 3/15/09	Aaa	4,700	4,389
6.45% 4/29/09	Aaa	1,000	945
6.875% 1/15/05	Aaa	940	950
6.875% 9/15/10	Aaa	3,400	3,423
7% 7/15/05	Aaa	1,200	1,220
Tennessee Valley Authority 7.125% 5/1/30	Aaa	635	649
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			47,592
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bills, yield at date of purchase 6.04% to 6.08% 12/7/00 (i)	-	9,150	9,049
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	4,370	4,410
6.125% 8/15/29	Aaa	1,005	1,027
8.125% 8/15/19	Aaa	11,980	14,632
8.875% 8/15/17	Aaa	3,190	4,104
12% 8/15/13	Aaa	815	1,110
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	7,670	7,098
5.875% 10/31/01	Aaa	6,900	6,870
6.5% 5/31/02	Aaa	1,800	1,811
6.625% 6/30/01	Aaa	8,380	8,396
TOTAL U.S. TREASURY OBLIGATIONS			58,507
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,533)			106,099
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 2.0%
6% 1/1/09 to 1/1/29	Aaa	15,124	14,466
6.5% 4/1/14 to 10/1/29	Aaa	19,046	18,307
7% 12/1/24 to 11/1/29	Aaa	29,461	28,909
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7.5% 5/1/27 to 9/1/30	Aaa	$ 24,082	$ 24,034
8% 6/1/10 to 8/1/30	Aaa	18,831	19,082
TOTAL FANNIE MAE			104,798
Freddie Mac - 0.1%
7.5% 4/1/22 to 10/1/30	Aaa	4,524	4,524
7.5% 10/1/30 (h)	Aaa	950	949
8% 7/1/25 to 4/1/27	Aaa	553	562
TOTAL FREDDIE MAC			6,035
Government National Mortgage Association - 0.4%
6% 6/15/08 to 9/15/10	Aaa	929	910
6.5% 9/15/08 to 5/15/09	Aaa	4,579	4,548
6.5% 8/15/27 (h)	Aaa	7,332	7,082
7% 1/15/28 to 7/15/28	Aaa	6,103	6,011
7.5% 10/15/22 to 8/15/28	Aaa	2,580	2,595
8% 5/15/25	Aaa	213	217
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			21,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $132,646)			132,196
Asset-Backed Securities - 0.3%

Airplanes pass through trust 10.875% 3/15/19	Ba2	4,484	3,318
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,510	1,491
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,000	972
CIT Marine Trust 5.8% 4/15/10	Aaa	1,190	1,167
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	175	174
CPS Auto Receivables Trust 6% 8/15/03	Aaa	612	605
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	1,780	1,746
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	890	881
6.4% 12/15/02	Aa2	490	486
7.03% 11/15/03	Aaa	241	242
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Green Tree Financial Corp. 6.8% 6/15/27	Aaa	$ 85	$ 85
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 6.125% 2/5/03 (g)(j)	Baa2	436	434
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	650	652
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	703	701
TOTAL ASSET-BACKED SECURITIES (Cost $14,432)			12,954
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Bank America Mortgage Securities, Inc. Series 1999-3, Class A1 6.25% 5/25/14	AAA	10	9
Credit-Based Asset Servicing and Securitization LLC Series 1997-2 Class 2B, 7.1738% 12/29/25 (d)(g)(j)	Ba3	1,173	569
TOTAL PRIVATE SPONSOR			578
U.S. Government Agency - 0.0%
Fannie Mae REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	800	727
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	700	631
TOTAL U.S. GOVERNMENT AGENCY			1,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,980)			1,936
Commercial Mortgage Securities - 0.6%

Bankers Trust REMIC Trust 1998-1 Series 1998-S1A Class G, 9.4703% 11/28/02 (g)(j)	Baa3	1,008	969
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(j)	-	1,900	1,324
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 7.83% 2/25/43 (g)(j)	BBB	163	162
CBM Funding Corp. sequential pay Series 1996-1:
Class A-3PI, 7.08% 11/1/07	AA	990	987
Class B, 7.48% 2/1/08	A	770	765
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	$ 1,910	$ 1,801
Series 1998-FL1 Class E, 7.47% 1/10/13 (g)(j)	Baa1	2,210	2,205
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,420	1,306
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	1,200	1,212
Class C1, 7.52% 5/15/06 (g)	A2	1,000	1,003
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (j)	-	1,800	1,354
FMAC Loan Receivables Trust:
Series 1997-A Class E, 8.111% 4/15/19 (g)(j)	-	500	318
Series 1997-B Class E, 7.8912% 9/15/19 (g)(j)	-	1,050	158
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(j)	-	1,650	1,323
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba3	750	672
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (g)(j)	Baa3	1,750	1,547
LTC Commercial Mortgage pass through certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500	455
Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	996	951
Nomura Asset Securities Corp. Series 1998-D6 Class A4, 7.6088% 3/17/28 (j)	Baa2	1,420	1,337
Nomura Depositor Trust floater Series 1998-ST1A:
Class B2, 10.8713% 1/15/03 (g)(j)	-	1,100	1,019
Class B2-A, 10.8713% 2/15/34 (g)(j)	-	300	278
Penn Mutual Life Insurance Co. (The)/Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,750	1,154
Class L, 7.9% 11/15/26 (g)	-	1,300	696
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	480	493
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7.375% 9/25/24 (g)	BB	1,100	1,041
Series 1996-CFL:
Class E, 7.75% 2/25/28	AA	820	819
Class G, 7.75% 2/25/28 (g)	BB	2,000	1,838
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc.:
Series D-2, 6.992% 12/15/10 (g)	Baa2	$ 1,410	$ 1,315
Series E-2, 7.224% 12/15/10 (g)	Baa3	840	775
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,340)			29,277
Foreign Government and Government Agency Obligations (k) - 0.1%

Korean Republic yankee:
8.75% 4/15/03	Baa2	280	288
8.875% 4/15/08	Baa2	394	412
Quebec Province 7.5% 9/15/29	A2	3,250	3,246
United Mexican States 9.875% 2/1/10	Baa3	850	905
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,772)			4,851
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,590)	Aaa	1,600	1,560
Purchased Bank Debt - 0.1%

PRIMEDIA, Inc. Tranche B term loan 8.995% 7/31/04 (j)	Ba3	1,650	1,654
Six Flags Theme Park, Inc. Tranche B term loan 9.9133% 9/30/05 (j)	Ba2	2,300	2,320
Telemundo Group, Inc. Tranche B term loan 8.785% 3/31/07 (j)	B1	1,100	1,100
TOTAL PURCHASED BANK DEBT (Cost $5,082)			5,074
Money Market Funds - 6.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 6.60% (c)	233,576,889	$ 233,577
Fidelity Money Market Central Fund, 6.73% (c)	89,556,119	89,556
Fidelity Securities Lending Cash Central Fund, 6.63% (c)	15,584,600	15,585
TOTAL MONEY MARKET FUNDS (Cost $338,718)		338,718
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,834,055)		5,265,923
NET OTHER ASSETS - (0.2)%		(9,678)
NET ASSETS - 100%		$ 5,256,245
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
460 S&P 500 Stock Index Contracts	Dec. 2000	$ 167,176	$ (1,351)

The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $89,056,000 or 1.7% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,049,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,418
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	5.4%	AAA, AA, A	4.6%
Baa	1.7%	BBB	1.6%
Ba	2.2%	BB	2.2%
B	8.2%	B	9.0%
Caa	1.5%	CCC	0.9%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.5% of the total value of investment in securities.
Income Tax Information

At September 30, 2000, the aggregate
cost of investment securities for income
tax purposes was $4,856,351,000. Net unrealized appreciation aggregated $409,572,000, of which $669,443,000 related to appreciated investment securities and $259,871,000 related to depreciated investment securities.

The fund hereby designates approximately $303,897,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2000
Assets
Investment in securities, at value (cost $4,834,055) - See accompanying schedule		$ 5,265,923
Cash		385
Receivable for investments sold		101,151
Receivable for fund shares sold		5,063
Dividends receivable		2,848
Interest receivable		22,181
Other receivables		72
Total assets		5,397,623
Liabilities
Payable for investments purchased Regular delivery	$ 107,882
Delayed delivery	8,014
Payable for fund shares redeemed	3,809
Accrued management fee	2,558
Payable for daily variation on futures contracts	2,565
Other payables and accrued expenses	965
Collateral on securities loaned, at value	15,585
Total liabilities		141,378
Net Assets		$ 5,256,245
Net Assets consist of:
Paid in capital		$ 3,961,122
Undistributed net investment income		122,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		741,893
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		430,524
Net Assets, for 258,569 shares outstanding		$ 5,256,245
Net Asset Value, offering price and redemption price per share ($5,256,245 ÷ 258,569 shares)		$20.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2000
Investment Income Dividends		$ 44,283
Interest		123,968
Security lending		36
Total income		168,287
Expenses
Management fee	$ 29,970
Transfer agent fees	10,641
Accounting and security lending fees	742
Non-interested trustees' compensation	21
Custodian fees and expenses	140
Registration fees	35
Audit	79
Legal	25
Reports to shareholders	236
Miscellaneous	13
Total expenses before reductions	41,902
Expense reductions	(1,565)	40,337
Net investment income		127,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	753,666
Foreign currency transactions	(395)
Futures contracts	(5,463)	747,808
Change in net unrealized appreciation (depreciation) on:
Investment securities	(126,388)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,351)	(127,740)
Net gain (loss)		620,068
Net increase (decrease) in net assets resulting from operations		$ 748,018

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 127,950	$ 122,999
Net realized gain (loss)	747,808	312,734
Change in net unrealized appreciation (depreciation)	(127,740)	387,947
Net increase (decrease) in net assets resulting from operations	748,018	823,680
Distributions to shareholders From net investment income	(117,014)	(82,569)
From net realized gain	(286,035)	(632,226)
Total distributions	(403,049)	(714,795)
Share transactions Net proceeds from sales of shares	861,158	1,012,409
Reinvestment of distributions	395,685	702,529
Cost of shares redeemed	(1,396,860)	(1,309,362)
Net increase (decrease) in net assets resulting from share transactions	(140,017)	405,576
Total increase (decrease) in net assets	204,952	514,461
Net Assets
Beginning of period	5,051,293	4,536,832
End of period (including undistributed net investment income of $122,706 and $124,030, respectively)	$ 5,256,245	$ 5,051,293
Other Information Shares
Sold	43,800	52,137
Issued in reinvestment of distributions	21,013	38,986
Redeemed	(71,349)	(67,394)
Net increase (decrease)	(6,536)	23,729

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.05	$ 18.80	$ 19.97	$ 16.56	$ 14.88
Income from Investment Operations
Net investment income	.48 B	.46 B	.49 B	.42 B	.47
Net realized and unrealized gain (loss)	2.35	2.82	.49	4.49	1.44
Total from investment operations	2.83	3.28	.98	4.91	1.91
Less Distributions
From net investment income	(.45)	(.35)	(.40)	(.43)	(.23)
From net realized gain	(1.10)	(2.68)	(1.75)	(1.07)	-
Total distributions	(1.55)	(3.03)	(2.15)	(1.50)	(.23)
Net asset value, end of period	$ 20.33	$ 19.05	$ 18.80	$ 19.97	$ 16.56
Total Return A	15.50%	18.37%	5.33%	31.57%	12.99%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 5,256	$ 5,051	$ 4,537	$ 4,457	$ 3,099
Ratio of expenses to average net assets	.80%	.83%	.84%	.87%	1.02%
Ratio of expenses to average net assets after expense reductions	.77% C	.80% C	.80% C	.86% C	1.01% C
Ratio of net investment income to average net assets	2.46%	2.38%	2.49%	2.36%	2.51%
Portfolio turnover rate	197%	101%	150%	70%	138%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,550,000 or 0.0% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $5,074,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,609,284,000 and $10,188,447,000, respectively, of which U.S. government and government agency obligations aggregated $589,294,000 and $548,331,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $895,342,000 and $721,352,000, respectively.

On July 25, 2000, the fund transferred substantially all of its money market investments to Fidelity Money Market Central Fund in exchange for shares of this fund.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $16,238,000.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $233,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $13,880,000. The fund received cash collateral of $15,585,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,169,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $24,000 and $372,000, respectively, under these arrangements.

7. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Growth:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Growth (the Fund), a fund of Fidelity Charles Street Trust (the Trust), including the portfolio of investments, as of September 30, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Growth as of September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 7, 2000

Annual Report

Distributions

A total of 24% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Co x *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-ANN-1100 116401
1.537733.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Income®

Annual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into a bond or money market mutual fund.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Asset Manager: Income ®	8.10%	52.57%	99.89%
Asset Manager: Income Composite	8.09%	55.09%	n/a*
S&P 500 ®	13.28%	166.82%	307.11%
LB Aggregate Bond	6.99%	36.81%	65.22%
LB 3 Month T-Bill	5.82%	30.28%	n/a*
Income Funds Average	8.84%	66.20%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 91 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Life of fund
Asset Manager: Income®	8.10%	8.82%	9.04%
Asset Manager: Income Composite	8.09%	9.17%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Asset Manager: Income Fund on October 31, 1992, shortly after the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $20,212 - a 102.12% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $16,830 - a 68.30% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $40,424 - a 304.24% increase. You can also look at how the Asset Manager: Income Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix**. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,046 - a 90.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 20% stocks, 50% bonds and 30% short-term/money market instruments effective January 1, 1997;
20%, 30% and 50%, respectively, prior to January 1, 1997.

Annual Report

Market Recap

What a long, strange trip it's been. At least that's what some investors may think when reflecting on the 12-month period ending September 30, 2000. Historically high levels of volatility shook speculative excess out of tech stocks in 2000, leaving bonds seemingly alone to pick up the pieces. Excluding the dramatic run-up in the fourth quarter of 1999, major stock markets were down for the period, while bonds finished comfortably on the upside.

Stocks: U.S. equity market performance during the 12 months that ended September 30, 2000, generally was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential relative to other areas of the market. But just 10 weeks after setting its record high in mid-March, the NASDAQ Composite Index - a technology sector benchmark - had dropped 30%, due mainly to Federal Reserve Board interest-rate hikes, excessive valuations and the potential of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, as did the blue chips' proxy, the Dow Jones Industrial Average. In response, investors shifted their assets into sectors that traditionally perform better in a more moderate-growth economy, such as health care and energy. Technology rallied sporadically in the summer, but come September, more bad news was in store, as high oil prices and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28% and the NASDAQ gained 34.01%. However, all three indexes had negative returns through the first nine months of 2000.

Bonds: Most investment-grade bonds overcame sharply rising interest rates and unusually volatile market conditions en route to posting positive returns during the 12-month period that ended September 30, 2000. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 6.99% during this time frame. Treasuries struggled the most early on, as investors pursued more attractive alternatives in high-flying stocks and higher-yielding spread sector securities - namely mortgage bonds, government agency issues and corporate bonds. However, the struggle was short-lived, as conditions changed abruptly beginning in January with the announcement by the U.S. Treasury of its intention to reduce new borrowing and use government surplus proceeds to repurchase outstanding debt. Treasury prices jumped in response and, with the help of rising short-term interest rates, induced an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. Anticipation that the Fed was finished raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped further bolster the long bond during the period. The Lehman Brothers Treasury Index returned 7.29%. Mortgages recovered nicely behind reduced interest-rate volatility and stronger-than-anticipated prepayment activity. Similarly, agencies and corporates staged late rallies and outperformed most major U.S. equity indexes through the first nine months of 2000. For the overall 12-month period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.42%, 6.73% and 5.87%, respectively.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Asset Manager: Income

Q. How did the fund perform, Dick?

A. For the 12-month period that ended September 30, 2000, the fund returned 8.10%, edging the Asset Manager: Income Composite Index, which returned 8.09%. The income funds average tracked by Lipper Inc. returned 8.84% during the same period.

Q. How did your asset allocation decisions play out for the fund?

A. We maintained a slight tilt toward equities, allocating just over 21% of fund assets on average to the asset class during the period. The fund's neutral allocation mix calls for 20% to be invested in stocks, 50% in bonds and 30% in short-term and money market instruments. Even though stocks represented a relatively small piece of the pie, they accounted for almost half of the fund's return. Having ample exposure to the bullishness surrounding stocks early on in the period helped us gain an advantage over the index. Strong security selection kept us within striking distance of our Lipper peers, which tended to hold nearly double our weighting in stocks. Faced with growing uncertainty in the marketplace during the second half of the period, I began to pare back our equity exposure toward a more neutral weighting, which, coupled with strong security selection, helped insulate us somewhat from the volatile spring and summer months. While opportunistic trading toward the end of the period nudged the fund's equity weighting up slightly, my overall approach of emphasizing more of a neutral weighting remained intact. In terms of bonds, we paid the price for allocating part of the portfolio to high-yield securities instead of owning solely investment-grade debt. The short-term/cash portion of the fund added appreciable return during the 12-month period.

Q. What was the fund's strategy with bonds?

A. It was a strong period for our investment-grade holdings. Charlie Morrison and his team responded well to changing conditions in the marketplace and positioned the fund to benefit from them. Following a strong period for corporate bonds in the fourth quarter of 1999, we decided to scale back on the position in January, fearing the effect that rising interest rates would have on longer-term issues. This decision proved wise, as the performance of corporates deteriorated during the period. A driving influence at this time was the U.S. Treasury's campaign of repurchasing outstanding debt and reducing future issuance. This move, coupled with persistent flights to safety from nervous tech investors, sparked a tremendous rally in our long-term Treasuries. Our overweighting in discount mortgage securities also helped, thanks to strong housing turnover. So, even though interest rates were higher during the period, strong technical factors in the market resulted in a positive return for the investment-grade subportfolio. On the other hand, having a modest stake in high-yield bonds - an asset class not included in the index - proved problematic, as yield spreads widened to levels not seen since the 1990 recession. Poor liquidity and declining credit quality sent prices plunging during the period. The fund's overweighting in telecommunications issues - which suffered the most - detracted from performance. Taking the reins from Fred Hoff - who ran the high-yield portion of the fund until June - Matt Conti helped limit our downside by reducing the fund's risk profile through further diversification. We also got a yield boost from carrying a number of issues with historically attractive coupons.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced performance of the equity subportfolio?

A. Superior stock picking and timely trading helped the equity subportfolio handily outpace the Standard & Poor's 500 Index during the 12-month period. Brad Lewis - who directed the fund's equity investments until May - and John Chow, who succeeded Brad, deserve credit for uncovering the right names within the high-growth segments of the market, particularly the market-leading technology sector. The fund's focus on large, high-quality tech stocks allowed us to participate in the dramatic run-up early in the period, and also sheltered us a bit when things began to fall apart in April and May. We further benefited from holding a handful of smaller-cap stocks that enjoyed tremendous gains during the period. Also important was Brad's decision to reduce the fund's tech weighting heading into the spring, rotating some assets into more defensive areas of the market, such as health stocks. Faced with a slowing economy induced by rising interest rates and sharply higher energy prices, John used a strict sell discipline to neutralize market turbulence and lock in profits for the fund. Knowing when to get out of even the quality tech names was one of the keys to outperforming the S&P 500 index during the period. Many of the fund's top performers included firms engaged in the build-out of Internet infrastructure and next-generation communications networks, with Texas Instruments, PMC-Sierra, LSI Logic, Corning and Qualcomm leading the way. Having considerably less exposure than the index to the notable laggards within tech, such as Lucent, further boosted relative returns. Several of our growth-oriented financial stocks, particularly Morgan Stanley Dean Witter and Merrill Lynch, also performed well. BP Amoco and Calpine helped out from the energy sector. GE was another strong performer for us. Conversely, our overexposure to poorly performing cyclical - or economically sensitive - stocks such as Dow Chemical and Alcoa, hurt. Selected tech stocks, namely Microsoft and CMGI, also dragged on performance, as did consumer giant Nike. Several of the aforementioned stocks were no longer held at the close of the period.

Q. And the fund's short-term/money market investments?

A. John Todd felt that concerns surrounding Y2K were overblown and used the opportunity to extend the average maturity of the fund's money market subportfolio late last year to take advantage of a steeply sloped yield curve. Early in 2000, however, the yield curve flattened out dramatically. In response, we let the average maturity roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Fed tightening. Since that time, the curve has remained flat, which has allowed us to maintain a shorter-maturity profile. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. I remain quite cautious. There's an old adage - don't catch a falling knife. Well, that's where I feel we stand today. It's still unclear to me as to whether or not the market will be able to shake its concerns about an economic slowdown and the potential impact on companies' bottom lines. Right now, with stocks facing a stiff headwind, I intend to sit on the sidelines and maintain a neutral equity weighting until I see a catalyst that can reverse the tide. Without that catalyst, it'll be hard for me to justify a significant move.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, and capital appreciation when appropriate

Fund number: 328

Trading symbol: FASIX

Start date: October 1, 1992

Size: as of September 30, 2000, more than $818 million

Manager: Richard Habermann, since 1996; manager, Asset Manager: Aggressive, since 1999; Asset Manager and Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann reflects on recent market volatility:

"There's a lot of uncertainty in the world today, and it's finding its way into the equity markets. Thankfully, the fund's equity exposure was generally lean toward the tail end of the period, when conditions really started to deteriorate. Our hope is to hold our own - with the help of bonds and cash - when stock markets are doing poorly and try to do considerably better when markets pick up again. That's the whole purpose of asset allocation funds. In a difficult market, sometimes the best thing to do is be patient, see what pans out and pick up some good companies at attractive levels in the process.

"What's particularly troubling for markets these days are shock events. Take the recent crisis in the Middle East, for example. With higher oil prices and inflation fears already weighing on the minds of investors, escalating tensions in that area of the world roiled the markets. There have been many events like this one during the past decade, including the emerging-markets crisis in 1998 and the Gulf War in 1990. As a money manager, it's important for me to anticipate what might be considered less-than-perfect times and, when they are in fact occurring, assess them and decide what to do. So far, we've completed the first part, by anticipating difficult times. Early recognition of an uncertain market climate brought us down to a neutral equity weighting before it hurt us, which was key."

Annual Report

Investment Changes

Top Five Bond Issuers as of September 30, 2000
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	16.8	15.1
U.S. Treasury Obligations	5.8	8.0
Government National Mortgage Association	2.4	2.5
Federal Home Loan Bank	1.9	0.1
Freddie Mac	1.5	1.2
	28.4	26.9
Quality Diversification as of September 30, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	38.9	36.3
Baa	9.8	10.9
Ba and Below	8.7	8.7
Not Rated	0.1	0.6
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Top Five Stocks as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.0	0.8
Corning, Inc.	0.9	0.2
Cisco Systems, Inc.	0.7	0.6
Sun Microsystems, Inc.	0.7	0.2
Microsoft Corp.	0.5	1.0
	3.8	2.8
Asset Allocation (% of fund's net assets)
As of September 30, 2000 *	As of March 31, 2000 **
Stock Class 24.0%	Stock Class 21.8%
Bond Class 55.3%	Bond Class 55.3%
Short-term Class 20.7%	Short-term Class 22.9%
Foreign investments 4.8%	Foreign investments 10.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 23.1%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.4%
Aerospace & Defense - 0.4%
Boeing Co.	24,500	$ 1,543,500
Lockheed Martin Corp.	11,800	388,928
Precision Castparts Corp.	25,000	959,375
United Technologies Corp.	5,700	394,725
		3,286,528
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc.	8,800	381,700
TOTAL AEROSPACE & DEFENSE		3,668,228
BASIC INDUSTRIES - 0.2%
Chemicals & Plastics - 0.2%
Air Products & Chemicals, Inc.	6,900	248,400
Albemarle Corp.	11,100	224,081
Cabot Corp.	6,700	212,306
FMC Corp. (a)	10,800	724,275
		1,409,062
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate - 0.0%
Concord Pacific Group, Inc. (a)	4,400	2,633
DURABLES - 0.3%
Consumer Durables - 0.1%
Minnesota Mining & Manufacturing Co.	5,500	501,188
Home Furnishings - 0.1%
Steelcase, Inc. Class A	29,500	494,125
Textiles & Apparel - 0.1%
Columbia Sportswear Co. (a)	22,900	1,050,538
TOTAL DURABLES		2,045,851
ENERGY - 1.4%
Energy Services - 0.5%
Baker Hughes, Inc.	12,900	478,913
BJ Services Co. (a)	4,900	299,513
ENSCO International, Inc.	25,200	963,900
Global Marine, Inc. (a)	28,500	879,938
Nabors Industries, Inc. (a)	11,100	581,640
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Services - continued
Noble Drilling Corp. (a)	18,100	$ 909,525
Weatherford International, Inc.	4,400	189,200
		4,302,629
Oil & Gas - 0.9%
Anadarko Petroleum Corp.	9,540	634,028
Apache Corp.	10,200	603,075
Chevron Corp.	4,000	341,000
EOG Resources, Inc.	18,200	707,525
Exxon Mobil Corp.	36,300	3,235,238
Phillips Petroleum Co.	11,500	721,625
The Coastal Corp.	8,400	622,650
		6,865,141
TOTAL ENERGY		11,167,770
FINANCE - 3.3%
Banks - 0.4%
Bank of New York Co., Inc.	9,700	543,806
Capital One Financial Corp.	7,600	532,475
Mellon Financial Corp.	11,300	524,038
Northern Trust Corp.	11,300	1,004,288
Silicon Valley Bancshares (a)	7,200	419,288
State Street Corp.	4,300	559,000
		3,582,895
Credit & Other Finance - 0.7%
American Express Co.	20,100	1,221,075
Citigroup, Inc.	63,067	3,409,542
Heller Financial, Inc. Class A	13,600	388,450
Providian Financial Corp.	4,000	508,000
		5,527,067
Federal Sponsored Credit - 0.2%
Fannie Mae	14,600	1,043,900
Freddie Mac	9,100	491,969
		1,535,869
Insurance - 1.0%
AFLAC, Inc.	10,400	666,250
Allstate Corp.	11,400	396,150
American International Group, Inc.	32,550	3,114,628
CIGNA Corp.	3,000	313,200
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Insurance - continued
Hartford Financial Services Group, Inc.	5,600	$ 408,450
Lincoln National Corp.	10,500	505,313
Loews Corp.	12,000	1,000,500
Marsh & McLennan Companies, Inc.	3,500	464,625
Old Republic International Corp.	22,500	541,406
PMI Group, Inc.	8,100	548,775
StanCorp Financial Group, Inc.	12,200	521,550
		8,480,847
Savings & Loans - 0.1%
Golden West Financial Corp.	11,400	611,325
TCF Financial Corp.	14,100	530,513
		1,141,838
Securities Industry - 0.9%
A.G. Edwards, Inc.	5,400	282,488
Charles Schwab Corp.	7,300	259,150
Goldman Sachs Group, Inc.	3,000	341,813
Lehman Brothers Holdings, Inc.	6,700	989,925
Merrill Lynch & Co., Inc.	29,700	1,960,200
Morgan Stanley Dean Witter & Co.	14,300	1,307,556
PaineWebber Group, Inc.	9,600	654,000
T. Rowe Price Associates, Inc.	23,800	1,117,113
Waddell & Reed Financial, Inc. Class A	7,300	226,300
		7,138,545
TOTAL FINANCE		27,407,061
HEALTH - 2.7%
Drugs & Pharmaceuticals - 1.4%
Allergan, Inc.	15,900	1,342,556
ALZA Corp. (a)	7,100	614,150
American Home Products Corp.	10,400	588,250
Amgen, Inc. (a)	5,600	391,038
Andrx Corp. - Andrx Group (a)	9,400	877,725
Ciphergen Biosystems, Inc.	300	9,600
Eli Lilly & Co.	10,600	859,925
Forest Laboratories, Inc. (a)	3,300	378,469
IVAX Corp. (a)	14,100	648,600
Merck & Co., Inc.	20,300	1,511,081
Pfizer, Inc.	87,200	3,918,550
		11,139,944
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - 0.4%
Abbott Laboratories	7,700	$ 366,231
Baxter International, Inc.	8,400	670,425
Biomet, Inc.	8,850	309,750
Cardinal Health, Inc.	5,200	458,575
Johnson & Johnson	19,900	1,869,356
		3,674,337
Medical Facilities Management - 0.9%
Foundation Health Systems, Inc. Class A (a)	22,100	367,413
HCA - The Healthcare Co.	19,300	716,513
Health Management Associates, Inc. Class A (a)	23,600	491,175
Oxford Health Plans, Inc. (a)	18,400	565,512
Tenet Healthcare Corp.	33,600	1,222,200
UnitedHealth Group, Inc.	10,300	1,017,125
Universal Health Services, Inc. Class B (a)	22,000	1,883,750
Wellpoint Health Networks, Inc. (a)	7,500	720,000
		6,983,688
TOTAL HEALTH		21,797,969
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Electrical Equipment - 1.2%
C&D Technologies, Inc.	17,900	1,015,825
General Electric Co.	143,200	8,260,850
Inrange Technologies Corp. Class B (a)	300	15,900
Proton Energy Systems, Inc.	300	8,588
Scientific-Atlanta, Inc.	4,000	254,500
		9,555,663
Industrial Machinery & Equipment - 0.1%
Tyco International Ltd.	24,200	1,255,375
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		10,811,038
MEDIA & LEISURE - 0.9%
Broadcasting - 0.1%
Time Warner, Inc.	5,800	453,850
Entertainment - 0.2%
Walt Disney Co.	33,300	1,273,725
Leisure Durables & Toys - 0.1%
Harley-Davidson, Inc.	23,400	1,120,275
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Lodging & Gaming - 0.4%
Anchor Gaming (a)	5,300	$ 421,681
Extended Stay America, Inc. (a)	36,100	478,325
Harrah's Entertainment, Inc. (a)	16,400	451,000
International Game Technology (a)	32,100	1,079,363
WMS Industries, Inc. (a)	51,800	1,165,500
		3,595,869
Publishing - 0.1%
McGraw-Hill Companies, Inc.	11,200	711,900
The New York Times Co. Class A	4,100	161,181
		873,081
TOTAL MEDIA & LEISURE		7,316,800
NONDURABLES - 0.9%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	15,000	634,688
Pepsi Bottling Group, Inc.	29,300	880,831
The Coca-Cola Co.	28,000	1,543,500
		3,059,019
Foods - 0.5%
Keebler Foods Co.	18,500	777,000
PepsiCo, Inc.	22,700	1,044,200
Quaker Oats Co.	3,400	269,025
Ralston Purina Co.	33,100	784,056
Suiza Foods Corp. (a)	13,100	664,006
Sysco Corp.	6,200	287,138
		3,825,425
Household Products - 0.0%
Avon Products, Inc.	10,400	425,100
Tobacco - 0.0%
Philip Morris Companies, Inc.	12,500	367,969
TOTAL NONDURABLES		7,677,513
RETAIL & WHOLESALE - 1.0%
Apparel Stores - 0.2%
AnnTaylor Stores Corp. (a)	13,300	511,219
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Apparel Stores - continued
Talbots, Inc.	10,300	$ 682,375
Venator Group, Inc. (a)	26,700	330,413
		1,524,007
General Merchandise Stores - 0.5%
99 Cents Only Stores (a)	8,100	406,519
Kohls Corp. (a)	7,900	455,731
Neiman Marcus Group, Inc. Class A (a)	11,200	363,300
Wal-Mart Stores, Inc.	64,200	3,089,625
		4,315,175
Grocery Stores - 0.1%
Pathmark Stores, Inc. (a)	63,215	778,335
Safeway, Inc. (a)	5,400	252,113
		1,030,448
Retail & Wholesale, Miscellaneous - 0.2%
Home Depot, Inc.	16,300	864,919
Tiffany & Co., Inc.	8,900	343,206
Williams-Sonoma, Inc. (a)	11,200	389,200
		1,597,325
TOTAL RETAIL & WHOLESALE		8,466,955
TECHNOLOGY - 7.7%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	14,100	379,158
Ciena Corp. (a)	14,000	1,719,375
Cisco Systems, Inc. (a)	100,000	5,525,000
Corning, Inc.	24,500	7,276,500
Elastic Networks, Inc.	200	2,788
Jabil Circuit, Inc. (a)	4,500	255,375
Lucent Technologies, Inc.	45,900	1,402,819
		16,561,015
Computer Services & Software - 1.5%
Adobe Systems, Inc.	9,700	1,505,925
Docent, Inc.	1,800	32,963
Fiserv, Inc. (a)	9,300	556,838
Genomica Corp.	500	9,719
Microsoft Corp. (a)	69,800	4,209,813
Oracle Corp. (a)	36,100	2,842,875
Rational Software Corp. (a)	10,200	707,625
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Siebel Systems, Inc. (a)	6,000	$ 667,875
VERITAS Software Corp. (a)	8,900	1,263,800
		11,797,433
Computers & Office Equipment - 2.1%
Apple Computer, Inc. (a)	4,200	108,150
Brocade Communications Systems, Inc. (a)	3,000	708,000
Dell Computer Corp. (a)	12,500	385,156
EMC Corp. (a)	40,000	3,965,000
Gateway, Inc. (a)	4,600	215,050
Hewlett-Packard Co.	10,100	979,700
International Business Machines Corp.	26,100	2,936,250
Juniper Networks, Inc. (a)	7,600	1,663,925
Network Appliance, Inc. (a)	7,000	891,625
Simple Technology, Inc.	500	4,844
Sun Microsystems, Inc. (a)	47,300	5,522,275
		17,379,975
Electronic Instruments - 0.2%
Applied Materials, Inc. (a)	7,100	421,119
KLA-Tencor Corp. (a)	6,300	259,481
Newport Corp.	5,600	891,888
		1,572,488
Electronics - 1.9%
Altera Corp. (a)	5,500	262,625
Analog Devices, Inc. (a)	10,500	866,906
Applied Micro Circuits Corp. (a)	6,000	1,242,375
Broadcom Corp. Class A (a)	3,800	926,250
Cirrus Logic, Inc. (a)	23,200	935,250
Integrated Device Technology, Inc. (a)	10,700	968,350
Intel Corp.	80,200	3,333,313
International Rectifier Corp. (a)	7,900	399,444
Linear Technology Corp.	4,500	291,375
Marvell Technology Group Ltd.	300	23,138
Micron Technology, Inc. (a)	9,900	455,400
Motorola, Inc.	9,100	257,075
PMC-Sierra, Inc. (a)	4,600	990,150
Power-One, Inc. (a)	8,200	496,228
Sanmina Corp. (a)	2,800	262,150
SDL, Inc. (a)	7,400	2,288,913
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Texas Instruments, Inc.	19,100	$ 901,281
Xilinx, Inc. (a)	8,800	753,500
		15,653,723
TOTAL TECHNOLOGY		62,964,634
TRANSPORTATION - 0.1%
Air Transportation - 0.1%
Southwest Airlines Co.	39,600	960,300
UTILITIES - 2.9%
Cellular - 0.4%
Leap Wireless International, Inc. warrants 4/15/10 (a)(f)	120	2,400
QUALCOMM, Inc. (a)	39,300	2,800,125
Sprint Corp. - PCS Group Series 1 (a)	15,300	536,456
		3,338,981
Electric Utility - 1.0%
AES Corp. (a)	24,500	1,678,250
Calpine Corp. (a)	16,000	1,670,000
Dominion Resources, Inc.	5,300	307,731
Duke Energy Corp.	7,200	617,400
Entergy Corp.	15,700	584,825
Florida Progress Corp.	9,200	487,025
FPL Group, Inc.	6,400	420,800
PECO Energy Co.	5,700	345,206
Pinnacle West Capital Corp.	8,000	407,000
Reliant Energy, Inc.	26,800	1,246,200
		7,764,437
Gas - 0.8%
Dynegy, Inc. Class A	32,100	1,829,700
El Paso Energy Corp.	15,600	961,350
Enron Corp.	18,000	1,577,250
Equitable Resources, Inc.	18,200	1,153,425
KeySpan Corp.	20,900	838,613
Kinder Morgan, Inc.	7,500	307,031
		6,667,369
Telephone Services - 0.7%
AT&T Corp.	10,900	320,188
Ono Finance PLC rights 5/31/09 (a)(f)	190	1,710
Pathnet, Inc. warrants 4/15/08 (a)(f)	570	5,700
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Telephone Services - continued
Qwest Communications International, Inc. (a)	9,184	$ 441,406
SBC Communications, Inc.	53,200	2,660,000
Sprint Corp. - FON Group	19,700	577,456
Verizon Communications	20,700	1,002,656
WorldCom, Inc. (a)	20,400	619,650
		5,628,766
TOTAL UTILITIES		23,399,553
TOTAL COMMON STOCKS (Cost $164,529,752)		189,095,367
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.1%
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
Earthwatch, Inc. $8.50 (f)	24,056	6,014
UTILITIES - 0.1%
Telephone Services - 0.1%
Global Crossing Ltd. $17.50	2,900	575,470
TOTAL CONVERTIBLE PREFERRED STOCKS		581,484
Nonconvertible Preferred Stocks - 0.9%
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	250	240,516
MEDIA & LEISURE - 0.3%
Broadcasting - 0.2%
CSC Holdings, Inc.:
11.125% pay-in-kind	6,105	648,656
Series H, 11.75% pay-in-kind	6,690	725,865
		1,374,521
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - continued
Publishing - 0.1%
PRIMEDIA, Inc.:
$9.20	450	$ 39,825
8.625%	10,680	875,760
		915,585
TOTAL MEDIA & LEISURE		2,290,106
UTILITIES - 0.6%
Cellular - 0.3%
Crown Castle International Corp. 12.75% pay-in-kind	398	400,985
Nextel Communications, Inc.:
11.125% pay-in-kind	2,212	2,140,110
Series D, 13% pay-in-kind	68	71,910
		2,613,005
Telephone Services - 0.3%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	1,053	568,620
Intermedia Communications, Inc. 13.5% pay-in-kind	503	482,880
NEXTLINK Communications, Inc. 14% pay-in-kind	31,972	1,438,740
		2,490,240
TOTAL UTILITIES		5,103,245
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,633,867
TOTAL PREFERRED STOCKS (Cost $8,889,563)		8,215,351
Corporate Bonds - 23.0%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.4%
ENERGY - 0.0%
Energy Services - 0.0%
Key Energy Group, Inc. 5% 9/15/04	B3	$ 185,000	154,475
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	1,690,000	1,436,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
HEALTH - continued
Medical Facilities Management - continued
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	$ 200,000	$ 140,750
7% 5/15/09 (f)	B3	490,000	344,838
			1,922,088
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Pollution Control - 0.1%
Waste Management, Inc. 4% 2/1/02	Ba1	320,000	300,000
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	Caa2	200,000	263,250
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	Caa1	150,000	102,375
NTL, Inc. 5.75% 12/15/09 (f)	Caa1	295,000	201,338
			566,963
Lodging & Gaming - 0.0%
Hilton Hotels Corp. 5% 5/15/06	Ba2	190,000	158,650
TOTAL MEDIA & LEISURE			725,613
TOTAL CONVERTIBLE BONDS			3,102,176
Nonconvertible Bonds - 22.6%
BASIC INDUSTRIES - 0.7%
Chemicals & Plastics - 0.4%
Avecia Group PLC 11% 7/1/09	B2	160,000	154,800
Huntsman Corp. 9.5% 7/1/07 (f)	B2	135,000	109,013
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	200,000	196,000
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	990,000	965,250
10.875% 5/1/09	B2	1,605,000	1,556,850
Methanex Corp. yankee 7.4% 8/15/02	Ba1	55,000	51,425
Scotts Co. 8.625% 1/15/09 (f)	B2	240,000	231,600
Sterling Chemicals, Inc.:
11.25% 4/1/07	Caa3	75,000	51,000
12.375% 7/15/06	B3	20,000	20,300
			3,336,238
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	$ 615,000	$ 455,100
9.75% 6/15/07	Caa1	600,000	456,000
U.S. Can Corp. 12.375% 10/1/10 (f)	B3	70,000	70,700
			981,800
Paper & Forest Products - 0.2%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	495,000	326,700
Potlatch Corp. 6.25% 3/15/02	Baa1	990,000	967,765
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1	35,000	36,050
Stone Container Corp. 10.75% 10/1/02	B1	15,000	15,188
			1,345,703
TOTAL BASIC INDUSTRIES			5,663,741
CONSTRUCTION & REAL ESTATE - 0.9%
Building Materials - 0.0%
Numatics, Inc. 9.625% 4/1/08	B3	95,000	74,100
Construction - 0.2%
Blount, Inc. 13% 8/1/09	B3	715,000	723,938
D.R. Horton, Inc. 8% 2/1/09	Ba1	150,000	137,625
Del Webb Corp. 9.375% 5/1/09	B2	155,000	142,600
Ryland Group, Inc. 9.75% 9/1/10	Ba2	605,000	601,975
Standard Pacific Corp. 9.5% 9/15/10	Ba2	295,000	292,050
			1,898,188
Engineering - 0.1%
360networks, Inc. 13% 5/1/08	B3	105,000	96,600
Anteon Corp. 12% 5/15/09	B3	290,000	261,000
Morrison Knudsen Corp. 11% 7/1/10 (f)	Ba2	305,000	309,575
			667,175
Real Estate - 0.2%
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	900,000	875,034
LNR Property Corp.:
9.375% 3/15/08	B1	30,000	28,050
10.5% 1/15/09	B1	220,000	214,500
			1,117,584
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - 0.4%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	$ 490,000	$ 464,633
7.125% 3/15/04	Baa2	1,250,000	1,215,850
Equity Office Properties Trust:
6.375% 2/15/03	Baa1	1,050,000	1,027,299
6.75% 2/15/08	Baa1	480,000	448,517
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	80,000	58,400
			3,214,699
TOTAL CONSTRUCTION & REAL ESTATE			6,971,746
DURABLES - 0.3%
Autos, Tires, & Accessories - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	150,000	147,000
Collins & Aikman Products Co. 11.5% 4/15/06	B2	30,000	28,650
Lear Corp. 8.11% 5/15/09	Ba1	120,000	111,900
TRW, Inc. 8.75% 5/15/06	Baa1	1,070,000	1,114,833
			1,402,383
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,425,000	1,334,655
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	75,000	63,750
7% 11/1/06	Ba3	90,000	70,200
			1,468,605
TOTAL DURABLES			2,870,988
ENERGY - 1.1%
Coal - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	660,000	641,850
Energy Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	190,000	183,350
Ocean Rig Norway AS 10.25% 6/1/08	B3	155,000	136,400
Parker Drilling Co. 9.75% 11/15/06	B1	235,000	237,350
R&B Falcon Corp. 6.5% 4/15/03	Ba3	370,000	351,500
RBF Finance Co. 11% 3/15/06	Ba3	130,000	149,500
			1,058,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.9%
Apache Corp. 7.625% 7/1/19	Baa1	$ 840,000	$ 828,173
Canadian Forest Oil Ltd. 8.75% 9/15/07	B2	150,000	145,500
Chesapeake Energy Corp. 9.625% 5/1/05	B2	770,000	766,150
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	405,000	394,875
9.25% 4/1/07	B2	85,000	85,000
Oryx Energy Co.:
8% 10/15/03	Baa1	920,000	936,109
8.125% 10/15/05	Baa1	1,440,000	1,496,074
8.375% 7/15/04	Baa1	1,420,000	1,471,461
Petro-Canada 7% 11/15/28	A3	430,000	383,560
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	580,000	629,926
Plains Resources, Inc. 10.25% 3/15/06 (f)	B2	15,000	15,263
			7,152,091
TOTAL ENERGY			8,852,041
FINANCE - 5.7%
Banks - 2.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	400,000	410,084
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	730,000	743,279
Bank One Capital III 8.75% 9/1/30	Aa3	800,000	797,608
Bank One Corp. 7.875% 8/1/10	A1	2,200,000	2,231,944
BankBoston Corp. 6.625% 2/1/04	A3	500,000	491,580
BankBoston NA 6.5% 12/19/07	A2	2,000,000	1,879,200
BanPonce Financial Corp. 6.75% 8/9/01	A3	1,660,000	1,654,140
Capital One Bank:
6.26% 5/7/01	Baa2	1,160,000	1,149,746
6.375% 2/15/03	Baa2	1,080,000	1,052,633
6.48% 6/28/02	Baa2	640,000	626,970
6.65% 3/15/04	Baa3	690,000	667,133
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,920,000	1,806,298
Commonwealth Bank of Australia 8.5% 6/1/10	A1	500,000	528,880
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	A1	2,190,000	2,053,809
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	250,000	251,738
Korea Development Bank:
6.625% 11/21/03	Baa2	1,320,000	1,285,838
7.125% 4/22/04	Baa2	200,000	196,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Banks - continued
Korea Development Bank: - continued
7.375% 9/17/04	Baa2	$ 195,000	$ 193,210
Popular, Inc. 6.2% 4/30/01	A3	635,000	630,428
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	555,000	582,728
Union Planters National Bank 6.81% 8/20/01	A3	1,000,000	998,190
			20,232,186
Credit & Other Finance - 2.3%
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	1,000,000	880,580
Associates Corp. of North America:
5.8% 4/20/04	A1	2,170,000	2,090,122
6.95% 11/1/18	A1	1,190,000	1,109,770
CIT Group, Inc. 5.5% 2/15/04	A1	250,000	236,843
Countrywide Funding Corp. 6.45% 2/27/03	A3	1,200,000	1,181,244
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	250,000	248,265
Denbury Management, Inc. 9% 3/1/08	B3	75,000	68,625
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	67,150
ERP Operating LP:
6.55% 11/15/01	A3	400,000	396,764
7.1% 6/23/04	A3	1,130,000	1,115,672
Finova Capital Corp. 7.25% 11/8/04	Ba1	230,000	170,200
First Security Capital I 8.41% 12/15/26	A3	420,000	386,602
Ford Motor Credit Co.:
7.5% 3/15/05	A2	1,060,000	1,068,681
7.875% 6/15/10	A2	500,000	505,175
GS Escrow Corp.:
7% 8/1/03	Ba1	155,000	148,413
7.125% 8/1/05	Ba1	320,000	297,856
HSBC Capital Funding LP 10.176% 12/31/49 (e)(f)	A1	1,225,000	1,350,391
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (j)	Ca	230,000	39,100
7.6% 8/1/07 (j)	Ca	220,000	37,400
7.875% 8/1/03 (j)	Ca	495,000	84,150
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	475,000	467,961
PNC Funding Corp. 6.875% 3/1/03	A3	530,000	526,089
Popular North America, Inc. 7.375% 9/15/01	A3	1,000,000	998,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Qwest Capital Funding, Inc. 7.75% 8/15/06 (f)	Baa1	$ 1,600,000	$ 1,622,096
The Money Store, Inc. 7.3% 12/1/02	A2	750,000	754,928
TXU Eastern Funding:
6.15% 5/15/02	Baa1	720,000	704,009
6.75% 5/15/09	Baa1	1,180,000	1,068,797
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	1,220,000	1,090,851
			18,716,434
Savings & Loans - 0.5%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	310,000	285,975
Home Savings of America FSB 6.5% 8/15/04	A3	750,000	724,245
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	700,000	694,694
7% 6/13/02	Baa3	1,670,000	1,653,283
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	1,200,000	1,189,296
			4,547,493
Securities Industry - 0.4%
Amvescap PLC yankee:
6.375% 5/15/03	A3	700,000	678,181
6.6% 5/15/05	A3	2,920,000	2,779,022
			3,457,203
TOTAL FINANCE			46,953,316
HEALTH - 0.1%
Drugs & Pharmaceuticals - 0.0%
Chattem, Inc. 8.875% 4/1/08	B2	160,000	134,400
Medical Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	Ba2	30,000	27,675
Medical Facilities Management - 0.1%
Express Scripts, Inc. 9.625% 6/15/09	Ba2	30,000	30,450
Triad Hospitals Holdings, Inc. 11% 5/15/09	B3	60,000	61,875
Unilab Corp. 12.75% 10/1/09	B3	160,000	173,200
			265,525
TOTAL HEALTH			427,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	$ 150,000	$ 106,500
Industrial Machinery & Equipment - 0.3%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	570,000	588,525
Tyco International Group SA:
7% 6/15/28	Baa1	1,500,000	1,317,870
yankee 6.375% 6/15/05	Baa1	220,000	213,710
			2,120,105
Pollution Control - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	260,000	240,500
7.625% 1/1/06	Ba2	180,000	160,200
10% 8/1/09	B2	1,795,000	1,552,675
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	240,000	194,400
WMX Technologies, Inc. 6.25% 10/15/00	Ba1	600,000	599,394
			2,747,169
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			4,973,774
MEDIA & LEISURE - 4.4%
Broadcasting - 3.0%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	170,000	160,650
Adelphia Communications Corp. 9.875% 3/1/07	B2	175,000	165,375
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	25,000	20,375
British Sky Broadcasting Group PLC:
7.3% 10/15/06	Ba1	290,000	266,278
8.2% 7/15/09	Baa3	1,680,000	1,595,244
Callahan Nordrhein Westfalen:
0% 7/15/10 (d)(f)	B3	325,000	149,500
14% 7/15/10 (f)	B3	150,000	149,250
CD Radio, Inc. 14.5% 5/15/09	CCC+	150,000	133,875
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	205,000	183,988
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10% 4/1/09	B2	$ 1,280,000	$ 1,254,400
Citadel Broadcasting Co. 10.25% 7/1/07	B3	810,000	840,375
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	900,000	788,211
Continental Cablevision, Inc.:
8.3% 5/15/06	A2	795,000	823,493
8.625% 8/15/03	A2	480,000	498,082
CSC Holdings, Inc.:
9.875% 4/1/23	B1	300,000	307,500
10.5% 5/15/16	Ba3	35,000	37,188
Diamond Cable Communications PLC:
0% 2/15/07 (d)	B2	1,230,000	944,025
yankee 0% 12/15/05 (d)	B2	190,000	177,650
Earthwatch, Inc. 0% 7/15/07 (d)	-	490,000	274,400
EchoStar DBS Corp. 9.25% 2/1/06	B1	500,000	491,250
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	215,000	153,725
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	615,000	531,975
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	1,370,000	1,185,050
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	590,000	595,900
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	660,000	468,600
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	190,000	208,050
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,240,000	1,078,118
Knology Holding, Inc. 0% 10/15/07 (d)	-	880,000	334,400
NTL Communications Corp. 11.5% 10/1/08	B3	200,000	194,500
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	270,000	266,625
Pegasus Communications Corp. 9.625% 10/15/05	B3	830,000	809,250
Satelites Mexicanos SA de CV 11.28% 6/30/04 (f)(g)	B1	30,000	27,000
Spectrasite Holdings, Inc. 0% 3/15/10 (d)	B3	260,000	131,300
TCI Communications, Inc. 9.8% 2/1/12	A2	1,190,000	1,356,838
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	55,000	39,188
Telewest PLC 0% 10/1/07 (d)	B1	2,280,000	2,188,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Time Warner, Inc.:
8.18% 8/15/07	Baa3	$ 2,115,000	$ 2,210,535
9.125% 1/15/13	Baa3	1,300,000	1,458,431
United International Holdings, Inc. 0% 2/15/08 (d)	B3	685,000	458,950
United Pan-Europe Communications NV:
0% 2/1/10 (d)	B2	1,930,000	887,800
10.875% 8/1/09	B2	803,000	698,610
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	375,000	366,131
			24,910,885
Entertainment - 0.3%
Alliance Gaming Corp. 10% 8/1/07	Caa1	145,000	79,750
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	580,000	549,550
Mandalay Resort Group:
9.5% 8/1/08 (f)	Ba2	100,000	101,750
10.25% 8/1/07 (f)	Ba3	190,000	195,700
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	500,000	516,250
Paramount Communications, Inc. 7.5% 1/15/02	Baa1	585,000	585,181
Premier Parks, Inc. 9.75% 6/15/07	B3	300,000	282,750
			2,310,931
Lodging & Gaming - 0.3%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B3	60,000	59,400
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	790,000	790,000
HMH Properties, Inc. 7.875% 8/1/05	Ba2	450,000	425,250
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	145,000	155,513
Horseshoe Gaming LLC 8.625% 5/15/09	B2	150,000	147,750
Host Marriott LP 8.375% 2/15/06	Ba2	730,000	700,800
ITT Corp. 7.375% 11/15/15	Ba1	40,000	34,400
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	165,000	163,763
Station Casinos, Inc. 10.125% 3/15/06	B1	105,000	105,005
			2,581,881
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Publishing - 0.7%
Garden State Newspapers, Inc. Series B, 8.75% 10/1/09	B1	$ 915,000	$ 856,669
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	1,390,000	1,279,398
7.75% 1/20/24	Baa3	720,000	664,308
8% 10/17/16	Baa3	770,000	741,980
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa2	1,520,000	1,560,098
Ziff Davis Media, Inc. 12% 7/15/10 (f)	B2	195,000	193,050
			5,295,503
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B3	30,000	29,925
Domino's, Inc. 10.375% 1/15/09	B3	570,000	542,925
NE Restaurant, Inc. 10.75% 7/15/08	B3	360,000	277,200
			850,050
TOTAL MEDIA & LEISURE			35,949,250
NONDURABLES - 0.8%
Beverages - 0.4%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	145,000	141,919
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	90,000	89,775
Seagram JE & Sons, Inc.:
6.4% 12/15/03	Baa3	1,870,000	1,832,376
6.8% 12/15/08	Baa3	945,000	916,045
			2,980,115
Foods - 0.1%
ConAgra, Inc. 7.125% 10/1/26	Baa1	755,000	741,704
Del Monte Corp. 12.25% 4/15/07	B3	15,000	15,938
			757,642
Tobacco - 0.3%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,265,000	1,225,266
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
NONDURABLES - continued
Tobacco - continued
Philip Morris Companies, Inc.: - continued
7.25% 9/15/01	A2	$ 380,000	$ 377,439
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,000,000	947,630
			2,550,335
TOTAL NONDURABLES			6,288,092
RETAIL & WHOLESALE - 0.4%
Drug Stores - 0.1%
Rite Aid Corp.:
6.5% 12/15/05 (f)	Caa1	1,490,000	506,600
7.125% 1/15/07	Caa1	235,000	77,550
10.5% 9/15/02 (f)	-	10,000	6,500
			590,650
General Merchandise Stores - 0.3%
Dayton Hudson Corp. 7.5% 7/15/06	A2	1,125,000	1,141,189
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	800,000	771,352
8.5% 6/15/03	Baa1	830,000	846,965
JCPenney Co., Inc. 7.6% 4/1/07	Baa2	60,000	49,500
			2,809,006
TOTAL RETAIL & WHOLESALE			3,399,656
SERVICES - 0.2%
Leasing & Rental - 0.0%
United Rentals, Inc.:
8.8% 8/15/08	B1	125,000	109,063
9.25% 1/15/09	B1	90,000	83,700
			192,763
Printing - 0.1%
World Color Press, Inc. 7.75% 2/15/09	Baa3	320,000	298,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
SERVICES - continued
Services - 0.1%
Iron Mountain, Inc. 8.75% 9/30/09	B2	$ 65,000	$ 61,750
La Petite Academy, Inc./La Petite Academy Holding Co. 10% 5/15/08	B3	1,460,000	919,800
			981,550
TOTAL SERVICES			1,472,713
TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	730,000	657,460
Computer Services & Software - 0.3%
Amazon.com, Inc. 0% 5/1/08 (d)	Caa1	450,000	243,000
Concentric Network Corp. 12.75% 12/15/07	B	120,000	121,200
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	570,000	256,500
12% 2/15/10	B3	165,000	120,450
Exodus Communications, Inc. 10.75% 12/15/09	B3	230,000	221,950
PSINet, Inc.:
10.5% 12/1/06	B3	1,525,000	976,000
11% 8/1/09	B3	60,000	38,400
Unisys Corp. 11.75% 10/15/04	Ba1	300,000	315,750
			2,293,250
Computers & Office Equipment - 0.5%
Comdisco, Inc.:
6.375% 11/30/01	Baa1	1,150,000	1,111,222
7.25% 9/1/02	Baa1	1,300,000	1,250,496
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,200,000	1,202,976
Globix Corp. 12.5% 2/1/10	B-	680,000	482,800
			4,047,494
Electronic Instruments - 0.0%
Fisher Scientific International, Inc. 9% 2/1/08	B3	290,000	267,525
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	225,000	210,375
			477,900
Electronics - 0.3%
ChipPAC International Ltd. 12.75% 8/1/09	B3	750,000	787,500
Details, Inc. 10% 11/15/05	B3	95,000	93,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronics - continued
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	$ 60,000	$ 60,000
10.375% 10/1/07	B2	68,000	68,680
Flextronics International Ltd. 9.875% 7/1/10 (f)	Ba3	225,000	230,625
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	1,000,000	850,000
Viasystems, Inc. 9.75% 6/1/07	B3	630,000	592,200
			2,682,105
TOTAL TECHNOLOGY			10,158,209
TRANSPORTATION - 1.2%
Air Transportation - 0.4%
Atlas Air, Inc. 9.25% 4/15/08	B1	810,000	799,875
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	315,000	310,212
7.73% 9/15/12	Baa1	115,929	113,772
Delta Air Lines, Inc. 8.3% 12/15/29	Baa3	1,110,000	1,003,251
Qantas Airways Ltd. 7.75% 6/15/09 (f)	Baa1	1,240,000	1,243,720
			3,470,830
Railroads - 0.7%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	950,000	823,023
CSX Corp.:
6.25% 10/15/08	Baa2	715,000	647,954
6.46% 6/22/05	Baa2	1,340,000	1,281,670
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	1,830,000	1,821,399
TFM SA de CV:
0% 6/15/09 (d)	B2	175,000	133,875
10.25% 6/15/07	B2	175,000	165,375
Transtar Holdings LP/Transtar Capital Corp. 13.375% 12/15/03	B-	250,000	250,625
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	900,000	809,766
			5,933,687
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Shipping - 0.1%
Transport Maritima Mexicana yankee:
10% 11/15/06	Ba3	$ 165,000	$ 130,350
9.25% 5/15/03	Ba3	275,000	228,250
			358,600
TOTAL TRANSPORTATION			9,763,117
UTILITIES - 5.0%
Cellular - 1.5%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	335,000	201,838
Clearnet Communications, Inc. yankee 0% 5/1/09 (d)	B3	295,000	233,050
Dobson Communications Corp. 10.875% 7/1/10	B3	235,000	229,125
Echostar Broadband Corp. 10.375% 10/1/07 (f)	B3	625,000	625,000
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	120,000	98,400
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	254,000	189,230
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	1,540,000	1,324,400
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	5,020,000	3,890,500
9.375% 11/15/09	B1	200,000	197,500
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	1,380,000	869,400
12.75% 8/1/10 (f)	Caa1	305,000	298,900
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	635,000	444,500
11% 3/15/10 (f)	B3	210,000	211,050
11% 3/15/10	B3	165,000	165,825
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	140,000	141,400
Telesystem International Wireless, Inc. yankee 0% 6/30/07 (d)	Caa1	475,000	313,500
Vodafone AirTouch PLC 7.625% 2/15/05 (f)	A2	1,805,000	1,830,559
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	175,000	126,438
10.375% 11/15/09	B2	710,000	768,575
			12,159,190
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utility - 0.7%
AES Corp.:
8% 12/31/08	Ba1	$ 385,000	$ 358,050
8.375% 8/15/07	Ba3	85,000	80,750
8.5% 11/1/07	Ba3	210,000	200,025
9.375% 9/15/10	Ba1	465,000	471,975
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	1,160,000	1,045,995
6.73% 12/11/02 (f)	Baa2	1,340,000	1,319,967
CMS Energy Corp. 7.5% 1/15/09	Ba3	390,000	348,563
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	270,000	278,054
Illinois Power Co. 7.5% 6/15/09	Baa1	580,000	578,040
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	1,025,000	908,304
yankee 7.875% 12/15/26 (f)	A3	660,000	596,996
Texas Utilities Co. 6.375% 1/1/08	Baa3	115,000	105,148
			6,291,867
Gas - 0.2%
Reliant Energy Resources Corp. 8.125% 7/15/05 (f)	Baa1	750,000	761,153
Sempra Energy 7.95% 3/1/10	A2	375,000	374,393
Southwest Gas Corp. 9.75% 6/15/02	Baa2	300,000	309,795
			1,445,341
Telephone Services - 2.6%
Cable & Wireless Optus Ltd. 8% 6/22/10 (f)	Baa1	750,000	781,140
Deutsche Telekom International Finance BV 8.25% 6/15/30	Aa2	1,930,000	1,980,431
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	395,000	79,000
Focal Communications Corp.:
0% 2/15/08 (d)	B3	360,000	180,000
11.875% 1/15/10	B3	90,000	69,300
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	140,000	138,600
Hyperion Telecommunications, Inc.:
0% 4/15/03 (d)	B3	70,000	57,050
12% 11/1/07	Caa1	255,000	165,750
12.25% 9/1/04	B3	60,000	54,600
ICG Holdings, Inc. 13.5% 9/15/05	Caa1	195,000	42,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
ICG Services, Inc. 0% 5/1/08 (d)	Caa1	$ 510,000	$ 71,400
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	315,000	259,875
0% 3/1/09 (d)	B3	200,000	130,000
8.6% 6/1/08	B2	50,000	47,750
KMC Telecom Holdings, Inc. 13.5% 5/15/09	Caa2	560,000	324,800
Koninklijke KPN NV yankee 8% 10/1/10 (f)	A3	150,000	150,104
Level 3 Communications, Inc.:
0% 12/1/08 (d)	B3	340,000	197,200
9.125% 5/1/08	B3	965,000	827,488
11% 3/15/08	B3	655,000	622,250
McLeodUSA, Inc. 9.5% 11/1/08	B1	190,000	176,700
Metromedia Fiber Network, Inc. 10% 12/15/09	B2	285,000	263,625
NEXTLINK Communications, Inc. 9.625% 10/1/07	B2	1,110,000	987,900
NorthEast Optic Network, Inc. 12.75% 8/15/08	-	270,000	233,550
Ono Finance PLC 13% 5/1/09	Caa1	85,000	74,800
Pathnet, Inc. 12.25% 4/15/08	-	570,000	228,000
Rhythms NetConnections, Inc.:
0% 5/15/08 (d)	B3	1,475,000	560,500
12.75% 4/15/09	B3	355,000	220,100
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	1,560,000	1,490,174
Telefonica Europe BV 8.25% 9/15/30	A2	1,620,000	1,659,398
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	1,947,000	1,886,156
7.7% 7/20/29	Baa1	1,780,000	1,698,280
Teligent, Inc.:
0% 3/1/08 (d)	Caa1	575,000	155,250
11.5% 12/1/07	Caa1	640,000	275,200
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B2	25,000	22,750
WinStar Communications, Inc.:
0% 4/15/10 (d)(f)	B3	4,068,000	1,261,080
12.75% 4/15/10 (f)	B3	941,000	677,520
WorldCom, Inc.:
7.75% 4/1/07	A3	450,000	461,462
8% 5/16/06	A3	1,800,000	1,872,126
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
WorldCom, Inc.: - continued
8.875% 1/15/06	A3	$ 793,000	$ 820,707
Worldwide Fiber, Inc. 12% 8/1/09	B3	140,000	121,800
			21,326,716
TOTAL UTILITIES			41,223,114
TOTAL NONCONVERTIBLE BONDS			184,967,357
TOTAL CORPORATE BONDS (Cost $198,227,396)			188,069,533
U.S. Government and Government Agency Obligations - 12.6%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
5.125% 2/13/04	Aaa	1,300,000	1,243,931
5.25% 1/15/09	Aaa	1,850,000	1,672,234
6% 5/15/08	Aaa	2,700,000	2,579,337
6.5% 4/29/09	Aaa	1,350,000	1,279,125
7% 7/15/05	Aaa	5,735,000	5,831,749
7.25% 1/15/10	Aaa	1,950,000	2,010,938
7.25% 5/15/30	Aaa	2,250,000	2,358,430
Federal Home Loan Bank 6.75% 2/1/02	Aaa	15,820,000	15,857,019
Freddie Mac:
5.75% 3/15/09	Aaa	4,000,000	3,735,640
6.45% 4/29/09	Aaa	1,000,000	945,470
6.875% 1/15/05	Aaa	920,000	929,918
6.875% 9/15/10	Aaa	1,300,000	1,308,931
7% 7/15/05	Aaa	1,200,000	1,219,692
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	3,658,042	3,843,724
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	162,307	164,944
Class 3-T, 9.625% 5/15/02	Aaa	20,625	20,869
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	$ 191,176	$ 191,069
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	546,000	546,449
Tennessee Valley Authority 7.125% 5/1/30	Aaa	960,000	980,832
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	1,000,000	995,790
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			47,716,091
U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	5,300,000	5,348,866
6.125% 8/15/29	Aaa	1,665,000	1,700,648
7.625% 2/15/25	Aaa	660,000	788,390
8.125% 8/15/19	Aaa	13,670,000	16,696,675
8.875% 8/15/17	Aaa	3,115,000	4,007,167
13.875% 5/15/11 (callable)	Aaa	3,060,000	4,175,951
14% 11/15/11	Aaa	2,655,000	3,710,363
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	8,280,000	7,662,892
5.875% 10/31/01	Aaa	500,000	497,810
6.5% 5/31/02	Aaa	2,570,000	2,586,063
6.625% 6/30/01	Aaa	7,900,000	7,914,813
7.25% 8/15/04	Aaa	110,000	114,984
TOTAL U.S. TREASURY OBLIGATIONS			55,204,622
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $102,153,250)			102,920,713
U.S. Government Agency - Mortgage Securities - 17.4%

Fannie Mae - 14.5%
6% 4/1/09 to 1/1/29	Aaa	12,291,541	11,673,845
6.5% 8/1/14 to 12/1/29	Aaa	37,096,766	35,669,040
7% 12/1/25 to 7/1/30	Aaa	35,977,550	35,301,688
7.5% 10/1/09 to 9/1/30	Aaa	16,270,791	16,241,768
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fannie Mae - continued
8% 11/1/24 to 7/1/30	Aaa	$ 19,128,011	$ 19,391,224
11.5% 11/1/15	Aaa	166,025	182,269
TOTAL FANNIE MAE			118,459,834
Freddie Mac - 0.5%
7.5% 8/1/28	Aaa	3,229,043	3,226,108
7.5% 10/1/30 (h)	Aaa	950,000	948,813
8.5% 3/1/22 to 5/1/22	Aaa	29,123	29,960
12% 11/1/19	Aaa	85,106	93,325
TOTAL FREDDIE MAC			4,298,206
Government National Mortgage Association - 2.4%
6.5% 11/15/08 to 8/15/27	Aaa	3,225,962	3,203,699
6.5% 8/15/27 (h)	Aaa	7,913,061	7,643,463
7% 3/15/28 to 7/15/28	Aaa	4,690,070	4,619,719
7.5% 5/15/22 to 8/15/28	Aaa	4,355,611	4,375,418
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			19,842,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,310,349)			142,600,339
Asset-Backed Securities - 1.1%

Airplanes pass through trust 10.875% 3/15/19	Ba2	943,254	698,008
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	950,000	937,977
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	780,000	757,819
CIT Marine Trust 5.8% 4/15/10	Aaa	1,900,000	1,862,594
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	134,382	134,130
CPS Auto Receivables Trust 6% 8/15/03	Aaa	531,811	525,662
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	1,200,000	1,176,938
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	780,000	772,078
6.4% 12/15/02	Aa2	450,000	446,344
7.03% 11/15/03	Aaa	194,000	194,541
Green Tree Financial Corp. 6.8% 6/15/27	Aaa	73,656	73,609
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 6.125% 2/5/03 (f)(g)	Baa2	387,883	386,611
Railcar Trust 7.75% 6/1/04	Aaa	23,243	23,933
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	$ 750,000	$ 751,875
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	476,559	475,517
TOTAL ASSET-BACKED SECURITIES (Cost $9,309,712)			9,217,636
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.0%
Bank America Mortgage Securities, Inc. Series 1999-3, Class A1 6.25% 5/25/14	AAA	20,298	19,461
U.S. Government Agency - 0.2%
Fannie Mae REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	900,000	817,587
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	800,000	721,625
TOTAL U.S. GOVERNMENT AGENCY			1,539,212
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,545,769)			1,558,673
Commercial Mortgage Securities - 2.3%

BKB Commercial Mortgage Trust Series 1997-C1 Class D, 7.83% 2/25/43 (f)(g)	BBB	107,818	107,245
CBM Funding Corp. sequential pay Series 1996-1:
Class A-2, 6.88% 7/1/02	AA	970,024	966,083
Class A-3PI, 7.08% 11/1/07	AA	870,000	867,519
Class B, 7.48% 2/1/08	A	680,000	675,989
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,570,000	1,480,216
Series 1998-FL1 Class E, 7.47% 1/10/13 (f)(g)	Baa1	1,400,000	1,397,102
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,320,000	1,213,781
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	1,000,000	1,010,000
Class C1, 7.52% 5/15/06 (f)	A2	700,000	702,188
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	2,050,000	1,968,721
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (f)(g)	Baa3	1,420,000	1,255,591
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	$ 912,291	$ 870,953
Nomura Asset Securities Corp. Series 1998-D6 Class A4, 7.6088% 3/17/28 (g)	Baa2	1,320,000	1,243,069
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	520,000	534,300
Resolution Trust Corp. Series 1995-C1 Class C, 6.9% 2/25/27	A2	1,077,974	1,055,013
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AA	640,000	639,000
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	1,150,000	1,131,133
Series D-2, 6.992% 12/15/10 (f)	Baa2	1,100,000	1,025,879
Series E-2, 7.224% 12/15/10 (f)	Baa3	660,000	609,082
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,481,297)			18,752,864
Foreign Government and Government Agency Obligations (i) - 0.6%

Israeli State euro 6.375% 12/19/01	A2	800,000	788,000
Korean Republic yankee:
8.75% 4/15/03	Baa2	420,000	431,722
8.875% 4/15/08	Baa2	602,000	629,993
Quebec Province 7.5% 9/15/29	A2	2,020,000	2,017,758
United Mexican States 9.875% 2/1/10	Baa3	760,000	809,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,624,222)			4,676,873
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,262,012)	Aaa	1,270,000	1,238,110
Money Market Funds - 18.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (c)	3,261,289	$ 3,261,289
Fidelity Money Market Central Fund, 6.73% (c)	145,550,134	145,550,134
TOTAL MONEY MARKET FUNDS (Cost $148,811,389)		148,811,423
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $802,144,711)		815,156,882
NET OTHER ASSETS - 0.4%		3,270,102
NET ASSETS - 100%		$ 818,426,984
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,962,779 or 3.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security purchased on a delayed delivery or when-issued basis.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	38.4%	AAA, AA, A	32.1%
Baa	9.8%	BBB	10.0%
Ba	1.5%	BB	1.9%
B	5.9%	B	6.1%
Caa	1.1%	CCC	0.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $805,033,842. Net unrealized appreciation aggregated $10,123,040, of which $35,350,323 related to appreciated investment securities and $25,227,283 related to depreciated investment securities.

The fund hereby designates approximately $17,948,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000
Assets
Investment in securities, at value (cost $802,144,711) - See accompanying schedule		$ 815,156,882
Cash		25,302
Receivable for investments sold		19,035,267
Receivable for fund shares sold		1,243,864
Dividends receivable		189,939
Interest receivable		7,661,492
Other receivables		3,900
Total assets		843,316,646
Liabilities
Payable for investments purchased Regular delivery	$ 14,419,297
Delayed delivery	8,573,518
Payable for fund shares redeemed	1,430,367
Accrued management fee	292,575
Other payables and accrued expenses	173,905
Total liabilities		24,889,662
Net Assets		$ 818,426,984
Net Assets consist of:
Paid in capital		$ 778,224,689
Undistributed net investment income		4,958,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,231,518
Net unrealized appreciation (depreciation) on investments		13,012,171
Net Assets, for 66,840,369 shares outstanding		$ 818,426,984
Net Asset Value, offering price and redemption price per share ($818,426,984 ÷ 66,840,369 shares)		$12.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 2,483,733
Interest		47,708,961
Total income		50,192,694
Expenses
Management fee	$ 3,573,158
Transfer agent fees	1,430,916
Accounting fees and expenses	208,361
Non-interested trustees' compensation	2,718
Custodian fees and expenses	53,611
Registration fees	40,047
Audit	56,023
Legal	3,894
Reports to shareholders	50,112
Miscellaneous	2,084
Total expenses before reductions	5,420,924
Expense reductions	(181,337)	5,239,587
Net investment income		44,953,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,999,123
Foreign currency transactions	(457)
Futures contracts	(517,160)	23,481,506
Change in net unrealized appreciation (depreciation) on investment securities		(1,888,874)
Net gain (loss)		21,592,632
Net increase (decrease) in net assets resulting from operations		$ 66,545,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 44,953,107	$ 43,195,392
Net realized gain (loss)	23,481,506	20,929,774
Change in net unrealized appreciation (depreciation)	(1,888,874)	(7,309,264)
Net increase (decrease) in net assets resulting from operations	66,545,739	56,815,902
Distributions to shareholders From net investment income	(44,898,768)	(41,923,096)
From net realized gain	(15,249,488)	(36,664,108)
Total distributions	(60,148,256)	(78,587,204)
Share transactions Net proceeds from sales of shares	253,105,851	541,145,296
Reinvestment of distributions	56,478,351	74,281,475
Cost of shares redeemed	(400,309,555)	(467,016,784)
Net increase (decrease) in net assets resulting from share transactions	(90,725,353)	148,409,987
Total increase (decrease) in net assets	(84,327,870)	126,638,685
Net Assets
Beginning of period	902,754,854	776,116,169
End of period (including undistributed net investment income of $4,958,606 and $4,547,216, respectively)	$ 818,426,984	$ 902,754,854
Other Information Shares
Sold	20,837,070	43,710,825
Issued in reinvestment of distributions	4,661,759	6,082,564
Redeemed	(32,988,862)	(37,785,305)
Net increase (decrease)	(7,490,033)	12,008,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.45	$ 12.36	$ 11.63	$ 11.46
Income from Investment Operations
Net investment income	.65 B	.58 B	.57 B	.56 B	.61
Net realized and unrealized gain (loss)	.30	.22	.39	1.02	.20
Total from investment operations	.95	.80	.96	1.58	.81
Less Distributions
From net investment income	(.65)	(.57)	(.58)	(.59)	(.64)
From net realized gain	(.21)	(.53)	(.29)	(.26)	-
Total distributions	(.86)	(1.10)	(.87)	(.85)	(.64)
Net asset value, end of period	$ 12.24	$ 12.15	$ 12.45	$ 12.36	$ 11.63
Total Return A	8.10%	6.65%	8.06%	14.16%	7.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 818,427	$ 902,755	$ 776,116	$ 647,402	$ 566,104
Ratio of expenses to average net assets	.65%	.69%	.71%	.77%	.82%
Ratio of expenses to average net assets after expense reductions	.62% C	.67% C	.69% C	.76% C	.80% C
Ratio of net investment income to average net assets	5.36%	4.72%	4.62%	4.74%	5.03%
Portfolio turnover rate	140%	121%	156%	112%	148%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $850,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $983,786,785 and $1,046,727,404, respectively, of which U.S. government and government agency obligations aggregated $380,719,472 and $423,803,090, respectively.

The market value of futures contracts opened and closed during the period amounted to $14,507,355 and $13,990,195, respectively.

On July 25, 2000, the fund transferred substantially all of its money market investments to Fidelity Money Market Central Fund in exchange for shares of this fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. Fidelity Cash Central Fund is principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements. Distributions from the Central Funds to the fund totaled $2,465,034 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $32,665 for the period.

5. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $69,599 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,130 and $101,608, respectively, under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Asset Manager: Income:

We have audited the accompanying statement of assets and liabilities of Asset Manager: Income (the Fund) a fund of Fidelity Charles Street Trust (the Trust), including the portfolio of investments, as of September 30, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager: Income as of September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 7, 2000

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 9.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 5% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

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AMI-ANN-1100 116706
1.537737.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset ManagerSM

Annual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Asset Manager SM	18.73%	100.59%	297.53%
Asset Manager Composite	10.32%	88.83%	219.24%
S&P 500 ®	13.28%	166.82%	490.99%
LB Aggregate Bond	6.99%	36.81%	116.81%
LB 3 Month T-Bill	5.82%	30.28%	63.30%
Flexible Portfolio Funds Average	12.82%	88.42%	259.80%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 233 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Asset ManagerSM	18.73%	14.94%	14.80%
Asset Manager Composite	10.32%	13.56%	12.31%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Asset Manager Fund on September 30, 1990. As the chart shows, by September 30, 2000, the value of the investment would have grown to $39,753 - a 297.53% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $59,099 - a 490.99% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,681 - a 116.81% increase. You can also look at how the Asset Manager Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix**, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,924 - a 219.24% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 50% stocks, 40% bonds and 10% short-term/money market instruments effective January 1, 1997;
40%, 40% and 20%, respectively, between June 1, 1992 and December 31, 1996; 30%, 40%, and 30%,
respectively, prior to June 1, 1992.

Annual Report

Market Recap

What a long, strange trip it's been. At least that's what some investors may think when reflecting on the 12-month period ending September 30, 2000. Historically high levels of volatility shook speculative excess out of tech stocks in 2000, leaving bonds seemingly alone to pick up the pieces. Excluding the dramatic run-up in the fourth quarter of 1999, major stock markets were down for the period, while bonds finished comfortably on the upside.

Stocks: U.S. equity market performance during the 12 months that ended September 30, 2000, generally was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential relative to other areas of the market. But just 10 weeks after setting its record high in mid-March, the NASDAQ Composite Index - a technology sector benchmark - had dropped 30%, due mainly to Federal Reserve Board interest-rate hikes, excessive valuations and the potential of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, as did the blue chips' proxy, the Dow Jones Industrial Average. In response, investors shifted their assets into sectors that traditionally perform better in a more moderate-growth economy, such as health care and energy. Technology rallied sporadically in the summer, but come September, more bad news was in store, as high oil prices and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28% and the NASDAQ gained 34.01%. However, all three indexes had negative returns through the first nine months of 2000.

Bonds: Most investment-grade bonds overcame sharply rising interest rates and unusually volatile market conditions en route to posting positive returns during the 12-month period that ended September 30, 2000. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 6.99% during this time frame. Treasuries struggled the most early on, as investors pursued more attractive alternatives in high-flying stocks and higher-yielding spread sector securities - namely mortgage bonds, government agency issues and corporate bonds. However, the struggle was short-lived, as conditions changed abruptly beginning in January with the announcement by the U.S. Treasury of its intention to reduce new borrowing and use government surplus proceeds to repurchase outstanding debt. Treasury prices jumped in response and, with the help of rising short-term interest rates, induced an inverted yield curve - which occurs when short-term bonds outyield longer-dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. Anticipation that the Fed was finished raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped further bolster the long bond during the period. The Lehman Brothers Treasury Index returned 7.29%. Mortgages recovered nicely behind reduced interest-rate volatility and stronger-than-anticipated prepayment activity. Similarly, agencies and corporates staged late rallies and outperformed most major U.S. equity indexes through the first nine months of 2000. For the overall 12-month period, the Lehman Brothers Mortgage-Backed Securities, U.S. Agency and Credit Bond indexes returned 7.42%, 6.73% and 5.87%, respectively.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Asset Manager

Q. How did the fund perform, Dick?

A. We had a successful period. For the 12 months that ended September 30, 2000, the fund returned 18.73%, topping the Asset Manager Composite Index, which returned 10.32% during the same period. Fund performance also topped that of the flexible portfolio funds average tracked by Lipper Inc., which returned 12.82%.

Q. How did your asset allocation decisions influence fund performance during the 12-month period?

A. We continued to emphasize equities, allocating just over 55% of fund assets on average to the asset class during the period. The fund's neutral allocation mix calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. Having ample exposure to the bullishness surrounding stocks early on in the period helped ensure our success relative to the index. Strong security selection powered us past our Lipper peers, which tended to be more heavily invested in stocks. Faced with growing uncertainty in the marketplace during the second half of the period, I began to pare back our equity exposure toward a more neutral weighting, which, coupled with strong security selection, helped insulate us somewhat from the volatile spring and summer months. While opportunistic trading toward the end of the period nudged the fund's equity weighting up slightly, my overall approach of emphasizing more of a neutral weighting remained intact. In terms of bonds, we paid the price for allocating part of the portfolio to high-yield securities instead of owning solely investment-grade debt.

Q. What factors fueled the strong performance of the fund's equity investments?

A. Superior stock picking and timely trading helped the equity subportfolio handily outpace the Standard & Poor's 500 Index during the 12-month period. Tom Sprague, who directed the fund's equity investments, did a fine job of uncovering the right names within the high-growth segments of the market, particularly the market-leading technology sector. The fund's focus on large, high-quality tech stocks allowed us to participate in the dramatic run-up early in the period, and also sheltered us a bit when things began to fall apart in April and May. We further benefited from holding modest positions in a handful of smaller-cap stocks that posted triple-digit gains during the period. Also important was the decision to reduce the fund's tech weighting heading into the spring, rotating some assets into more defensive areas of the market, such as health stocks. Faced with a slowing economy induced by rising interest rates and sharply higher energy prices, Tom used a strict sell discipline to neutralize market turbulence and lock in profits for the fund. Knowing when to get out of even the quality tech names was one of the keys to outperforming the index during the period. Many of the fund's top performers included firms engaged in the build-out of Internet infrastructure and next-generation communications networks, with JDS Uniphase, Network Appliance, Comverse, EMC and Exodus leading the way. Having considerably less exposure than the index to the notable laggards within tech, such as Microsoft and Lucent, further boosted relative returns. Several health stocks, most notably Eli Lilly and Human Genome, also performed well. AES helped out from the energy front. GE was another strong performer for us. On the flip side, we gave up some gains by holding some cyclical - or economically sensitive - stocks such as Navistar and CNF Transportation. Our overexposure to media stocks - particularly cable companies such as Comcast - also hurt, as did a handful of tech stocks including America Online, Dell and EDS. Several of the aforementioned stocks were no longer held at the close of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the bond portion of the fund fare?

A. It was a strong period for our investment-grade holdings. Charlie Morrison and his team responded well to changing conditions in the marketplace and positioned the fund to benefit from them. Following a strong period for corporate bonds in the fourth quarter of 1999, we decided to scale back on the position in January, fearing the effect that rising interest rates would have on longer-term issues. This decision proved wise, as the performance of corporates deteriorated during the period. A driving influence at this time was the U.S. Treasury's campaign of repurchasing outstanding debt and reducing future issuance. This move, coupled with persistent flights to safety from nervous tech investors, sparked a tremendous rally in our long-term Treasuries. Our overweighting in discount mortgage securities also helped, thanks to strong housing turnover. So, even though interest rates were higher during the period, strong technical factors in the market resulted in a positive return for the investment-grade subportfolio. Having a modest stake in high-yield bonds - an asset class not included in the index - proved problematic, as yield spreads widened to levels not seen since the 1990 recession. Poor liquidity and declining credit quality sent prices plunging during the period. The fund's overweighting in telecommunications issues - which suffered the most - detracted from performance. Taking the reins from Fred Hoff - who ran the high-yield portion of the fund until June - Matt Conti helped limit our downside by reducing the fund's risk profile through further diversification. We also got a yield boost from carrying a number of issues with historically attractive coupons.

Q. And the fund's short-term/money market investments?

A. John Todd felt that concerns surrounding Y2K were overblown and used the opportunity to extend the average maturity of the fund's money market subportfolio late last year to take advantage of a steeply sloped yield curve. Early in 2000, however, the yield curve flattened out dramatically. In response, we let the average maturity roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Fed tightening. Since that time, the curve has remained flat, which has allowed us to maintain a shorter-maturity profile. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. I remain quite cautious. There's an old adage - don't catch a falling knife. Well, that's where I feel we stand today. It's still unclear to me as to whether or not the market will be able to shake its concerns about an economic slowdown and the potential impact on companies' bottom lines. Right now, with stocks facing a stiff headwind, I intend to sit on the sidelines and maintain a neutral equity weighting until I see a catalyst that can reverse the tide. Without that catalyst, it'll be hard for me to justify a significant move.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Fund number: 314

Trading symbol: FASMX

Start date: December 28, 1988

Size: as of September 30, 2000, more than $13.5 billion

Manager: Richard Habermann, since 1996; manager, Asset Manager: Aggressive, since 1999; Asset Manager: Income and Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann reflects on recent market volatility:

"There's a lot of uncertainty in the world today, and it's finding its way into the equity markets. Thankfully, the fund's equity exposure was generally lean toward the tail end of the period, when conditions really started to deteriorate. Our hope is to hold our own - with the help of bonds and cash - when stock markets are doing poorly and try to do considerably better when markets pick up again. That's the whole purpose of asset allocation funds. In a difficult market, sometimes the best thing to do is be patient, see what pans out and pick up some good companies at attractive levels in the process.

"What's particularly troubling for markets these days are shock events. Take the recent crisis in the Middle East, for example. With higher oil prices and inflation fears already weighing on the minds of investors, escalating tensions in that area of the world roiled the markets. There have been many events like this one during the past decade, including the emerging-markets crisis in 1998 and the Gulf War in 1990. As a money manager, it's important for me to anticipate what might be considered less-than-perfect times and, when they are in fact occurring, assess them and decide what to do. So far, we've completed the first part by anticipating difficult times. Early recognition of an uncertain market climate brought us down to a neutral equity weighting before it hurt us, which was key."

Annual Report

Investment Changes

Top Five Stocks as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.0	1.5
Cisco Systems, Inc.	1.7	2.1
Exxon Mobil Corp.	1.5	1.1
EMC Corp.	1.0	0.8
Fannie Mae	1.0	1.0
	7.2	6.5
Top Five Bond Issuers as of September 30, 2000
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.4	8.6
U.S. Treasury Obligations	3.4	4.9
Government National Mortgage Association	1.6	1.7
Freddie Mac	1.2	1.3
Federal Home Loan Bank	1.0	0.0
	16.6	16.5
Top Five Market Sectors as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	17.0	19.7
Finance	11.0	9.8
Utilities	6.2	8.6
Media & Leisure	6.2	7.9
Health	5.7	4.4
Asset Allocation (% of fund's net assets)

As of September 30, 2000 * As of March 31,2000 **

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 51.5%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 1.9%
Aerospace & Defense - 1.1%
Boeing Co.	798,200	$ 50,287
Lockheed Martin Corp.	258,600	8,523
Northrop Grumman Corp.	445,220	40,459
United Technologies Corp.	793,146	54,925
		154,194
Ship Building & Repair - 0.8%
General Dynamics Corp.	1,689,200	106,103
TOTAL AEROSPACE & DEFENSE		260,297
BASIC INDUSTRIES - 0.6%
Chemicals & Plastics - 0.1%
Praxair, Inc.	125,830	4,703
Iron & Steel - 0.2%
Allegheny Technologies, Inc.	1,582,000	28,674
Metals & Mining - 0.2%
Alcoa, Inc.	1,127,700	28,545
Martin Marietta Materials, Inc.	3,800	145
		28,690
Paper & Forest Products - 0.1%
International Paper Co.	452,800	12,990
TOTAL BASIC INDUSTRIES		75,057
CONSTRUCTION & REAL ESTATE - 0.2%
Engineering - 0.2%
Fluor Corp.	827,500	24,825
DURABLES - 1.9%
Autos, Tires, & Accessories - 0.3%
Danaher Corp.	717,000	35,671
Consumer Durables - 0.1%
Minnesota Mining & Manufacturing Co.	155,700	14,188
Consumer Electronics - 1.1%
Black & Decker Corp.	25,700	879
Gemstar-TV Guide International, Inc. (a)	389,300	33,942
Pioneer Corp.	1,335,000	54,303
Sony Corp.	544,800	54,991
		144,115
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Home Furnishings - 0.3%
Herman Miller, Inc.	874,100	$ 28,026
Leggett & Platt, Inc.	1,028,005	16,255
		44,281
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	130,444	3,261
Liz Claiborne, Inc.	378,900	14,588
		17,849
TOTAL DURABLES		256,104
ENERGY - 4.8%
Energy Services - 1.9%
Baker Hughes, Inc.	893,500	33,171
BJ Services Co. (a)	543,600	33,228
ENSCO International, Inc.	1,127,700	43,135
Halliburton Co.	1,313,600	64,284
Nabors Industries, Inc. (a)	324,400	16,999
Schlumberger Ltd. (NY Shares)	349,200	28,744
Transocean Sedco Forex, Inc.	657,700	38,558
		258,119
Oil & Gas - 2.9%
Anadarko Petroleum Corp.	772,200	51,320
Apache Corp.	1,292,000	76,390
Exxon Mobil Corp.	2,302,550	205,215
TotalFinaElf SA sponsored ADR	745,672	54,760
		387,685
TOTAL ENERGY		645,804
FINANCE - 8.2%
Banks - 0.9%
Bank of New York Co., Inc.	727,700	40,797
Bank One Corp.	1,035,700	40,004
Northern Trust Corp.	324,400	28,831
PNC Financial Services Group, Inc.	226,200	14,703
		124,335
Credit & Other Finance - 1.8%
American Express Co.	1,605,300	97,522
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Citigroup, Inc.	2,478,767	$ 134,008
MBNA Corp.	517,300	19,916
		251,446
Federal Sponsored Credit - 1.6%
Fannie Mae	1,973,600	141,112
Freddie Mac	1,327,400	71,763
		212,875
Insurance - 3.1%
AFLAC, Inc.	764,500	48,976
Allmerica Financial Corp.	198,800	12,711
AMBAC Financial Group, Inc.	1,536,165	112,524
American International Group, Inc.	856,569	81,963
CIGNA Corp.	623,988	65,144
Hartford Financial Services Group, Inc.	388,400	28,329
Marsh & McLennan Companies, Inc.	64,600	8,576
MBIA, Inc.	194,000	13,798
UnumProvident Corp.	765,500	20,860
XL Capital Ltd. Class A	315,000	23,153
		416,034
Securities Industry - 0.8%
Charles Schwab Corp.	740,500	26,288
Daiwa Securities Group, Inc.	3,377,000	39,555
Morgan Stanley Dean Witter & Co.	469,900	42,966
		108,809
TOTAL FINANCE		1,113,499
HEALTH - 5.3%
Drugs & Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	890,800	50,887
Celgene Corp. (a)	828,900	49,320
Eli Lilly & Co.	1,041,518	84,493
Genentech, Inc. (a)	130,500	24,232
ImClone Systems, Inc. (a)	76,200	8,920
Merck & Co., Inc.	534,400	39,779
PE Corp. - Celera Genomics Group (a)	230,100	22,924
Pfizer, Inc.	2,278,675	102,398
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Protein Design Labs, Inc. (a)	349,100	$ 42,067
Schering-Plough Corp.	736,900	34,266
		459,286
Medical Equipment & Supplies - 1.6%
Biomet, Inc.	507,600	17,766
Cardinal Health, Inc.	752,100	66,326
Guidant Corp. (a)	297,600	21,037
Johnson & Johnson	438,700	41,210
Medtronic, Inc.	1,524,754	79,001
		225,340
Medical Facilities Management - 0.3%
Express Scripts, Inc. Class A (a)	340,900	24,630
HCA - The Healthcare Co.	388,100	14,408
		39,038
TOTAL HEALTH		723,664
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
Electrical Equipment - 2.1%
General Electric Co.	4,690,000	270,554
Harris Corp.	682,700	19,414
		289,968
Industrial Machinery & Equipment - 0.6%
Caterpillar, Inc.	1,073,500	36,231
Tyco International Ltd.	906,800	47,040
		83,271
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		373,239
MEDIA & LEISURE - 2.4%
Broadcasting - 0.6%
Clear Channel Communications, Inc. (a)	531,591	30,035
Grupo Televisa SA de CV sponsored GDR	195,000	11,249
NTL, Inc. warrants 10/14/08 (a)	11,305	192
Time Warner, Inc.	504,241	39,457
		80,933
Entertainment - 1.0%
Mandalay Resort Group (a)	1,322,500	33,889
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - continued
MGM Mirage, Inc.	649,900	$ 24,818
Viacom, Inc. Class B (non-vtg.) (a)	1,024,281	59,920
Walt Disney Co.	679,200	25,979
		144,606
Lodging & Gaming - 0.2%
Harrah's Entertainment, Inc. (a)	873,400	24,019
Restaurants - 0.6%
Brinker International, Inc. (a)	690,000	20,786
Darden Restaurants, Inc.	2,836,100	59,026
		79,812
TOTAL MEDIA & LEISURE		329,370
NONDURABLES - 1.8%
Beverages - 0.1%
The Coca-Cola Co.	258,850	14,269
Foods - 0.2%
Quaker Oats Co.	332,200	26,285
Household Products - 0.5%
Avon Products, Inc.	1,168,500	47,762
Colgate-Palmolive Co.	129,700	6,122
Gillette Co.	512,600	15,827
Procter & Gamble Co.	96,800	6,486
		76,197
Tobacco - 1.0%
Philip Morris Companies, Inc.	4,481,500	131,924
TOTAL NONDURABLES		248,675
RETAIL & WHOLESALE - 2.3%
Drug Stores - 0.5%
Walgreen Co.	1,944,800	73,781
General Merchandise Stores - 0.9%
Costco Wholesale Corp. (a)	323,500	11,302
Dollar Tree Stores, Inc. (a)	704,650	28,582
Wal-Mart Stores, Inc.	1,574,100	75,754
		115,638
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Grocery Stores - 0.3%
Pathmark Stores, Inc. (a)	1,119,745	$ 13,787
Safeway, Inc. (a)	612,700	28,605
		42,392
Retail & Wholesale, Miscellaneous - 0.6%
Best Buy Co., Inc. (a)	841,800	53,560
Home Depot, Inc.	585,100	31,047
		84,607
TOTAL RETAIL & WHOLESALE		316,418
SERVICES - 0.6%
Advertising - 0.4%
Omnicom Group, Inc.	718,000	52,369
Services - 0.2%
Ecolab, Inc.	226,500	8,168
FreeMarkets, Inc.	259,000	14,795
		22,963
TOTAL SERVICES		75,332
TECHNOLOGY - 16.0%
Communications Equipment - 3.9%
Ciena Corp. (a)	492,000	60,424
Cisco Systems, Inc. (a)	4,091,014	226,029
Comverse Technology, Inc. (a)	1,239,800	133,898
Corning, Inc.	337,400	100,208
Corvis Corp.	88,500	5,403
		525,962
Computer Services & Software - 4.4%
America Online, Inc. (a)	1,684,100	90,520
Ariba, Inc. (a)	302,200	43,295
Automatic Data Processing, Inc.	884,400	59,144
BEA Systems, Inc. (a)	425,900	33,167
BMC Software, Inc. (a)	970,600	18,563
Cadence Design Systems, Inc. (a)	530,300	13,622
Electronic Data Systems Corp.	455,400	18,899
Exodus Communications, Inc. (a)	733,320	36,208
Inktomi Corp. (a)	116,400	13,270
Internap Network Services Corp.	428,940	13,860
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Intuit, Inc. (a)	351,300	$ 20,024
Microsoft Corp. (a)	526,000	31,724
Oracle Corp. (a)	1,092,400	86,027
PeopleSoft, Inc. (a)	686,700	19,185
StorageNetworks, Inc.	106,300	10,863
Synopsys, Inc. (a)	346,570	13,126
VA Linux Systems, Inc.	452,700	20,937
VeriSign, Inc. (a)	109,000	22,079
VERITAS Software Corp. (a)	215,500	30,601
		595,114
Computers & Office Equipment - 4.2%
Brocade Communications Systems, Inc. (a)	187,200	44,179
CacheFlow, Inc.	85,700	12,255
CDW Computer Centers, Inc. (a)	718,140	49,552
Compaq Computer Corp.	1,093,400	30,156
Dell Computer Corp. (a)	773,700	23,840
EMC Corp. (a)	1,431,300	141,878
Gateway, Inc. (a)	608,800	28,461
International Business Machines Corp.	679,700	76,466
Juniper Networks, Inc. (a)	97,200	21,281
Maxtor Corp. (a)	969,000	10,175
Network Appliance, Inc. (a)	116,300	14,814
Quantum Corp. - Hard Disk Drive Group (a)	854,100	8,488
Sun Microsystems, Inc. (a)	376,600	43,968
Symbol Technologies, Inc.	1,112,500	39,980
Tech Data Corp. (a)	457,400	19,554
		565,047
Electronic Instruments - 0.7%
Beckman Coulter, Inc.	230,400	17,770
KLA-Tencor Corp. (a)	390,600	16,088
PE Corp. - Biosystems Group	161,800	18,850
PerkinElmer, Inc.	149,100	15,562
Thermo Electron Corp. (a)	1,357,900	35,305
		103,575
Electronics - 2.8%
Altera Corp. (a)	199,400	9,521
Analog Devices, Inc. (a)	299,900	24,760
Flextronics International Ltd. (a)	638,600	52,445
Intel Corp.	2,608,900	108,432
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
JDS Uniphase Corp. (a)	369,500	$ 34,987
Linear Technology Corp.	855,450	55,390
Sanmina Corp. (a)	502,600	47,056
Solectron Corp. (a)	849,100	39,165
Xilinx, Inc. (a)	124,600	10,669
		382,425
TOTAL TECHNOLOGY		2,172,123
TRANSPORTATION - 0.9%
Air Transportation - 0.3%
SkyWest, Inc.	170,900	8,759
Southwest Airlines Co.	1,350,000	32,738
		41,497
Railroads - 0.3%
Union Pacific Corp.	906,500	35,240
Trucking & Freight - 0.3%
C.H. Robinson Worldwide, Inc.	64,600	3,641
Expeditors International of Washington, Inc.	817,300	36,830
		40,471
TOTAL TRANSPORTATION		117,208
UTILITIES - 1.9%
Cellular - 0.9%
China Mobile (Hong Kong) Ltd. (a)	3,420,237	22,189
Crown Castle International Corp. (a)	1,006,300	31,258
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	1,800	36
McCaw International Ltd. warrants 4/16/07 (a)(g)	22,840	343
Nextel Communications, Inc. Class A (a)	1,008,200	47,133
SK Telecom Co. Ltd.	290	71
Vodafone Group PLC sponsored ADR	517,500	19,148
		120,178
Electric Utility - 0.8%
AES Corp. (a)	1,114,800	76,364
Calpine Corp. (a)	284,800	29,726
		106,090
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - 0.2%
Metromedia Fiber Network, Inc. Class A (a)	934,400	$ 22,718
Ono Finance PLC rights 5/31/09 (a)(g)	4,510	41
Pathnet, Inc. warrants 4/15/08 (a)(g)	14,915	149
SBC Communications, Inc.	290,800	14,540
		37,448
TOTAL UTILITIES		263,716
TOTAL COMMON STOCKS (Cost $4,922,678)		6,995,331
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
Earthwatch, Inc. $8.50 (g)	324,518	81
UTILITIES - 0.0%
Telephone Services - 0.0%
Global Crossing Ltd. $17.50	24,300	4,822
TOTAL CONVERTIBLE PREFERRED STOCKS		4,903
Nonconvertible Preferred Stocks - 1.3%
CONSTRUCTION & REAL ESTATE - 0.1%
Real Estate Investment Trusts - 0.1%
California Federal Preferred Capital Corp. $2.2812	581,326	12,789
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	4,320	4,197
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	4,534	4,362
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - 0.4%
Broadcasting - 0.3%
Adelphia Communications Corp. $13.00	43,728	$ 4,198
CSC Holdings, Inc. 11.125% pay-in-kind	293,244	31,157
		35,355
Publishing - 0.1%
PRIMEDIA, Inc.:
$9.20	63,732	5,640
8.625%	1,932	158
Series D, $10.00	81,921	7,578
		13,376
TOTAL MEDIA & LEISURE		48,731
RETAIL & WHOLESALE - 0.0%
Grocery Stores - 0.0%
Supermarkets General Holdings Corp. $3.52 pay-in-kind	60,330	8
UTILITIES - 0.7%
Cellular - 0.3%
Crown Castle International Corp. 12.75% pay-in-kind	5,519	5,560
Nextel Communications, Inc.:
11.125% pay-in-kind	41,003	39,670
Series D, 13% pay-in-kind	772	816
		46,046
Telephone Services - 0.4%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	14,676	7,925
Broadwing Communications, Inc. 12.50% pay-in-kind	5,466	5,603
Intermedia Communications, Inc. 13.5% pay-in-kind	14,142	13,576
NEXTLINK Communications, Inc. 14% pay-in-kind	547,498	24,637
		51,741
TOTAL UTILITIES		97,787
TOTAL NONCONVERTIBLE PREFERRED STOCKS		167,874
TOTAL PREFERRED STOCKS (Cost $186,630)		172,777
Corporate Bonds - 15.7%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.3%
ENERGY - 0.0%
Energy Services - 0.0%
Key Energy Group, Inc. 5% 9/15/04	B3	$ 2,550	$ 2,129
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	17,540	14,909
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	1,610	1,133
7% 5/15/09 (g)	B3	9,630	6,777
			22,819
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Pollution Control - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	2,580	2,419
MEDIA & LEISURE - 0.1%
Broadcasting - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa2	1,590	2,093
NTL Delaware, Inc./NTL, Inc. 5.75% 12/15/09	Caa1	2,460	1,679
NTL, Inc. 5.75% 12/15/09 (g)	Caa1	4,885	3,334
			7,106
Lodging & Gaming - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	10,410	8,692
TOTAL MEDIA & LEISURE			15,798
TOTAL CONVERTIBLE BONDS			43,165
Nonconvertible Bonds - 15.4%
BASIC INDUSTRIES - 0.6%
Chemicals & Plastics - 0.4%
Acetex Corp. yankee 9.75% 10/1/03	B3	1,920	1,824
Avecia Group PLC 11% 7/1/09	B2	6,930	6,705
Huntsman Corp. 9.5% 7/1/07 (g)	B2	3,910	3,157
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	3,230	3,165
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	14,110	13,757
10.875% 5/1/09	B2	13,110	12,717
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Chemicals & Plastics - continued
Methanex Corp. yankee 7.4% 8/15/02	Ba1	$ 960	$ 898
Scotts Co. 8.625% 1/15/09 (g)	B2	3,975	3,836
Sterling Chemicals, Inc.:
11.25% 4/1/07	Caa3	1,235	840
12.375% 7/15/06	B3	315	320
			47,219
Packaging & Containers - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	7,220	5,343
9.75% 6/15/07	Caa1	10,920	8,299
Packaging Corp. of America 9.625% 4/1/09	B1	2,625	2,658
U.S. Can Corp. 12.375% 10/1/10 (g)	B3	1,240	1,252
			17,552
Paper & Forest Products - 0.1%
Doman Industries Ltd.:
9.25% 11/15/07	Caa1	550	330
yankee 8.75% 3/15/04	Caa1	8,675	5,726
Potlatch Corp. 6.25% 3/15/02	Baa1	8,610	8,417
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Caa1	565	582
Stone Container Corp. 10.75% 10/1/02	B1	240	243
			15,298
TOTAL BASIC INDUSTRIES			80,069
CONSTRUCTION & REAL ESTATE - 0.6%
Building Materials - 0.0%
Numatics, Inc. 9.625% 4/1/08	B3	1,490	1,162
Construction - 0.1%
Blount, Inc. 13% 8/1/09	B3	1,625	1,645
D.R. Horton, Inc. 8% 2/1/09	Ba1	4,215	3,867
Del Webb Corp. 9.375% 5/1/09	B2	2,445	2,249
Ryland Group, Inc. 9.75% 9/1/10	Ba2	4,940	4,915
Standard Pacific Corp. 9.5% 9/15/10	Ba2	4,850	4,802
			17,478
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Engineering - 0.1%
360networks, Inc. 13% 5/1/08	B3	$ 1,725	$ 1,587
Anteon Corp. 12% 5/15/09	B3	5,055	4,550
Morrison Knudsen Corp. 11% 7/1/10 (g)	Ba2	5,075	5,151
			11,288
Real Estate - 0.2%
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	8,200	7,973
LNR Property Corp.:
9.375% 3/15/08	B1	7,845	7,335
10.5% 1/15/09	B1	3,080	3,003
			18,311
Real Estate Investment Trusts - 0.2%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	4,360	4,134
7.125% 3/15/04	Baa2	10,930	10,631
Equity Office Properties Trust:
6.375% 2/15/03	Baa1	10,000	9,784
6.75% 2/15/08	Baa1	4,520	4,224
Pinnacle Holdings, Inc. 0% 3/15/08 (e)	B3	1,260	920
			29,693
TOTAL CONSTRUCTION & REAL ESTATE			77,932
DURABLES - 0.3%
Autos, Tires, & Accessories - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	2,465	2,416
Collins & Aikman Products Co. 11.5% 4/15/06	B2	485	463
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A1	8,510	8,750
Lear Corp. 8.11% 5/15/09	Ba1	1,975	1,842
TRW, Inc. 8.75% 5/15/06	Baa1	9,820	10,231
			23,702
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	$ 13,095	$ 12,265
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	2,760	2,346
7% 11/1/06	Ba3	1,485	1,158
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	2,575	2,086
			17,855
TOTAL DURABLES			41,557
ENERGY - 0.8%
Coal - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	10,725	10,430
Energy Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	6,080	5,867
Ocean Rig Norway AS 10.25% 6/1/08	B3	2,470	2,174
Parker Drilling Co. 9.75% 11/15/06	B1	3,830	3,868
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba3	1,595	1,619
R&B Falcon Corp. 6.5% 4/15/03	Ba3	4,620	4,389
RBF Finance Co. 11% 3/15/06	Ba3	3,850	4,428
			22,345
Oil & Gas - 0.6%
Apache Corp. 7.625% 7/1/19	Baa1	7,680	7,572
Canadian Forest Oil Ltd. 8.75% 9/15/07	B2	2,440	2,367
Chesapeake Energy Corp. 9.625% 5/1/05	B2	13,780	13,711
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	7,115	6,937
9.25% 4/1/07	B2	3,950	3,950
Occidental Petroleum Corp. 6.39% 11/9/00	Baa3	3,000	2,997
Oryx Energy Co.:
8% 10/15/03	Baa1	8,205	8,349
8.125% 10/15/05	Baa1	12,820	13,319
8.375% 7/15/04	Baa1	6,170	6,394
Petro-Canada 7% 11/15/28	A3	3,350	2,988
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	5,285	5,740
Pioneer Natural Resources Co. 9.625% 4/1/10	Ba2	1,165	1,229
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Resources, Inc.:
Series B 10.25% 3/15/06	B2	$ 1,160	$ 1,186
10.25% 3/15/06 (g)	B2	800	814
			77,553
TOTAL ENERGY			110,328
FINANCE - 2.8%
Banks - 1.1%
Bank of America Corp. 7.8% 2/15/10	Aa3	3,400	3,486
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	7,220	7,351
Bank One Capital III 8.75% 9/1/30	Aa3	7,300	7,278
Bank One Corp. 7.875% 8/1/10	A1	20,950	21,254
BankBoston Corp. 6.625% 2/1/04	A3	4,570	4,493
Capital One Bank:
6.26% 5/7/01	Baa2	9,025	8,945
6.375% 2/15/03	Baa2	9,860	9,610
6.48% 6/28/02	Baa2	5,075	4,972
6.65% 3/15/04	Baa3	7,440	7,193
Capital One Financial Corp. 7.125% 8/1/08	Baa3	13,290	12,503
Commonwealth Bank of Australia 8.5% 6/1/10	A1	4,200	4,443
Den Danske Bank AS 6.375% 6/15/08 (g)(j)	A1	22,050	20,679
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	1,750	1,762
Korea Development Bank:
6.625% 11/21/03	Baa2	10,798	10,519
7.125% 4/22/04	Baa2	1,550	1,525
7.375% 9/17/04	Baa2	1,620	1,605
Popular, Inc. 6.2% 4/30/01	A3	6,435	6,389
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	5,060	5,313
Summit Bancorp 8.625% 12/10/02	A3	5,500	5,634
Union Planters National Bank 6.81% 8/20/01	A3	10,000	9,982
			154,936
Credit & Other Finance - 1.3%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	13,000	11,448
Associates Corp. of North America 5.8% 4/20/04	A1	24,980	24,060
CIT Group, Inc. 5.5% 2/15/04	A1	1,790	1,696
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Countrywide Funding Corp. 6.45% 2/27/03	A3	$ 10,900	$ 10,730
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	2,500	2,483
Denbury Management, Inc. 9% 3/1/08	B3	3,915	3,582
Details Capital Corp. 0% 11/15/07 (e)	Caa1	1,355	1,070
ERP Operating LP:
6.55% 11/15/01	A3	3,900	3,868
7.1% 6/23/04	A3	10,290	10,160
Finova Capital Corp. 7.25% 11/8/04	Ba1	2,540	1,880
First Security Capital I 8.41% 12/15/26	A3	5,290	4,869
Ford Motor Credit Co.:
7.5% 3/15/05	A2	11,680	11,776
7.875% 6/15/10	A2	7,090	7,163
GS Escrow Corp.:
7% 8/1/03	Ba1	5,020	4,807
7.125% 8/1/05	Ba1	3,025	2,816
HSBC Capital Funding LP 10.176% 12/31/49 (f)(g)	A1	8,400	9,260
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (d)	Ca	3,891	661
7.6% 8/1/07 (d)	Ca	11,020	1,873
7.875% 8/1/03 (d)	Ca	1,780	303
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	3,430	3,379
Qwest Capital Funding, Inc. 7.75% 8/15/06 (g)	Baa1	15,200	15,410
The Money Store, Inc. 7.3% 12/1/02	A2	8,750	8,807
TXU Eastern Funding:
6.15% 5/15/02	Baa1	6,520	6,375
6.75% 5/15/09	Baa1	10,575	9,578
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	12,865	11,503
			169,557
Savings & Loans - 0.3%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	2,310	2,131
Home Savings of America FSB 6.5% 8/15/04	A3	8,080	7,803
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Savings & Loans - continued
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	$ 10,550	$ 10,470
7% 6/13/02	Baa3	9,680	9,583
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	10,900	10,803
			40,790
Securities Industry - 0.1%
Amvescap PLC yankee:
6.375% 5/15/03	A3	6,150	5,958
6.6% 5/15/05	A3	11,360	10,812
			16,770
TOTAL FINANCE			382,053
HEALTH - 0.1%
Drugs & Pharmaceuticals - 0.0%
Chattem, Inc. 8.875% 4/1/08	B2	2,595	2,180
Medical Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	Ba2	490	452
Medical Facilities Management - 0.1%
Express Scripts, Inc. 9.625% 6/15/09	Ba2	480	487
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	3,750	3,713
Triad Hospitals Holdings, Inc. 11% 5/15/09	B3	970	1,000
Unilab Corp. 12.75% 10/1/09	B3	3,705	4,011
			9,211
TOTAL HEALTH			11,843
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	2,460	1,747
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	7,800	8,054
Roller Bearing Holding, Inc. 0% 6/15/09 (e)(g)	-	9,790	5,103
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - continued
Tyco International Group SA:
7% 6/15/28	Baa1	$ 16,260	$ 14,286
yankee 6.375% 6/15/05	Baa1	2,380	2,312
			29,755
Pollution Control - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	3,280	3,034
7.625% 1/1/06	Ba2	2,965	2,639
10% 8/1/09	B2	31,325	27,096
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	3,150	2,552
Envirosource, Inc. Series B, 9.75% 6/15/03	Caa3	140	49
WMX Technologies, Inc. 6.25% 10/15/00	Ba1	5,750	5,744
			41,114
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			72,616
MEDIA & LEISURE - 3.4%
Broadcasting - 2.4%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	4,020	3,799
Adelphia Communications Corp. 9.875% 3/1/07	B2	1,820	1,720
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	4,409	5,059
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	8,840	7,205
British Sky Broadcasting Group PLC:
7.3% 10/15/06	Ba1	4,855	4,458
8.2% 7/15/09	Baa3	15,650	14,860
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3	5,600	2,576
14% 7/15/10 (g)	B3	2,485	2,473
CD Radio, Inc. 14.5% 5/15/09	CCC+	2,465	2,200
Century Communications Corp. Series B, 0% 1/15/08	B2	6,929	2,806
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	$ 6,850	$ 6,148
10% 4/1/09	B2	18,115	17,753
Citadel Broadcasting Co. 10.25% 7/1/07	B3	6,880	7,138
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	10,925	9,568
Comcast UK Cable Partners Ltd. 0% 11/15/07 (e)	B2	9,190	8,639
Continental Cablevision, Inc.:
8.3% 5/15/06	A2	7,530	7,800
8.625% 8/15/03	A2	8,070	8,374
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	2,110	2,110
9.875% 5/15/06	Ba3	4,825	4,897
9.875% 4/1/23	B1	2,550	2,614
10.5% 5/15/16	Ba3	5,705	6,062
Diamond Cable Communications PLC:
0% 2/15/07 (e)	B2	4,955	3,803
yankee 0% 12/15/05 (e)	B2	6,505	6,082
Earthwatch, Inc. 0% 7/15/07 (e)	-	6,610	3,702
EchoStar DBS Corp.:
9.25% 2/1/06	B1	14,270	14,020
9.375% 2/1/09	B1	435	427
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	3,605	2,578
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	11,215	9,701
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	7,210	7,282
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	9,050	6,426
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	4,985	5,459
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	9,630	8,373
International Cabletel, Inc. 0% 2/1/06 (e)	B2	5,560	5,199
Knology Holding, Inc. 0% 10/15/07 (e)	-	11,590	4,404
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	1,065	1,044
NTL Communications Corp. 11.5% 10/1/08	B3	1,635	1,590
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	11,925	11,776
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Pegasus Communications Corp. 9.625% 10/15/05	B3	$ 3,000	$ 2,925
Satelites Mexicanos SA de CV 11.28% 6/30/04 (g)(j)	B1	1,089	980
Spectrasite Holdings, Inc.:
0% 3/15/10 (e)	B3	8,970	4,530
10.75% 3/15/10	B3	1,255	1,180
TCI Communications, Inc.:
8.25% 1/15/03	A2	430	445
9.8% 2/1/12	A2	12,130	13,831
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1	880	627
Telewest PLC 0% 10/1/07 (e)	B1	25,170	24,163
Time Warner, Inc. 9.125% 1/15/13	Baa3	13,875	15,566
United International Holdings, Inc. 0% 2/15/08 (e)	B3	22,350	14,975
United Pan-Europe Communications NV:
0% 2/1/10 (e)	B2	29,095	13,384
10.875% 8/1/09	B2	14,336	12,472
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	4,995	4,877
			330,080
Entertainment - 0.2%
Alliance Gaming Corp. 10% 8/1/07	Caa1	2,425	1,334
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	8,379	7,939
Mandalay Resort Group:
9.5% 8/1/08 (g)	Ba2	1,610	1,638
10.25% 8/1/07 (g)	Ba3	6,035	6,216
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	2,510	2,592
Paramount Communications, Inc. 7.5% 1/15/02	Baa1	3,885	3,886
Premier Parks, Inc. 9.75% 6/15/07	B3	3,610	3,402
			27,007
Leisure Durables & Toys - 0.0%
Outboard Marine Corp. 10.75% 6/1/08	B3	2,000	780
Lodging & Gaming - 0.3%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B3	985	975
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-	10,260	10,260
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
HMH Properties, Inc. 7.875% 8/1/05	Ba2	$ 5,170	$ 4,886
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	2,435	2,612
Horseshoe Gaming LLC 8.625% 5/15/09	B2	2,460	2,423
Host Marriott LP 8.375% 2/15/06	Ba2	8,020	7,699
ITT Corp. 7.375% 11/15/15	Ba1	675	581
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	2,680	2,660
Station Casinos, Inc. 10.125% 3/15/06	B1	1,700	1,700
			33,796
Publishing - 0.4%
Garden State Newspapers, Inc. Series B, 8.75% 10/1/09	B1	11,837	11,082
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	11,440	10,530
7.75% 1/20/24	Baa3	6,830	6,302
8% 10/17/16	Baa3	7,250	6,986
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa2	15,000	15,396
Ziff Davis Media, Inc. 12% 7/15/10 (g)	B2	3,215	3,183
			53,479
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B3	485	484
Domino's, Inc. 10.375% 1/15/09	B3	8,215	7,825
NE Restaurant, Inc. 10.75% 7/15/08	B3	6,520	5,020
			13,329
TOTAL MEDIA & LEISURE			458,471
NONDURABLES - 0.5%
Beverages - 0.2%
Canandaigua Brands, Inc.: 8.5% 3/1/09	B1	2,445	2,393
8.75% 12/15/03	B1	1,475	1,471
Seagram JE & Sons, Inc.:
6.4% 12/15/03	Baa3	15,210	14,904
6.8% 12/15/08	Baa3	8,465	8,206
			26,974
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
NONDURABLES - continued
Foods - 0.1%
ConAgra, Inc. 7.125% 10/1/26	Baa1	$ 10,165	$ 9,986
Del Monte Corp. 12.25% 4/15/07	B3	240	255
			10,241
Tobacco - 0.2%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	11,375	11,018
7.25% 9/15/01	A2	4,350	4,321
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	8,900	8,434
			23,773
TOTAL NONDURABLES			60,988
RETAIL & WHOLESALE - 0.3%
Drug Stores - 0.1%
Rite Aid Corp.:
6.5% 12/15/05 (g)	Caa1	13,360	4,542
7.125% 1/15/07	Caa1	2,125	701
10.5% 9/15/02 (g)	-	190	124
			5,367
General Merchandise Stores - 0.2%
Dayton Hudson Corp. 7.5% 7/15/06	A2	9,000	9,130
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	8,750	8,437
8.5% 6/15/03	Baa1	6,400	6,531
JCPenney Co., Inc. 7.6% 4/1/07	Baa2	975	804
Kmart Corp. 12.5% 3/1/05	Baa3	6,590	6,524
			31,426
TOTAL RETAIL & WHOLESALE			36,793
SERVICES - 0.1%
Leasing & Rental - 0.0%
United Rentals, Inc.:
8.8% 8/15/08	B1	2,025	1,767
9.25% 1/15/09	B1	1,485	1,381
			3,148
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
SERVICES - continued
Printing - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 4,180	$ 4,138
World Color Press, Inc. 7.75% 2/15/09	Baa3	5,420	5,054
			9,192
Services - 0.0%
Iron Mountain, Inc. 8.75% 9/30/09	B2	1,110	1,055
La Petite Academy, Inc./La Petite Academy Holding Co. 10% 5/15/08	B3	7,630	4,807
			5,862
TOTAL SERVICES			18,202
TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Corning, Inc. 6.85% 3/1/29	A2	6,120	5,512
Computer Services & Software - 0.3%
Amazon.com, Inc. 0% 5/1/08 (e)	Caa1	8,960	4,838
Concentric Network Corp. 12.75% 12/15/07	B	1,480	1,495
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3	9,480	4,266
12% 2/15/10	B3	3,365	2,456
Exodus Communications, Inc. 10.75% 12/15/09	B3	2,950	2,847
Federal Data Corp. 10.125% 8/1/05	B3	7,660	7,966
PSINet, Inc.:
10% 2/15/05	B3	270	173
10.5% 12/1/06	B3	22,350	14,304
11% 8/1/09	B3	1,125	720
Unisys Corp. 11.75% 10/15/04	Ba1	4,895	5,152
			44,217
Computers & Office Equipment - 0.3%
Comdisco, Inc.:
6.375% 11/30/01	Baa1	13,775	13,311
7.25% 9/1/02	Baa1	12,000	11,543
Compaq Computer Corp. 7.45% 8/1/02	Baa2	11,000	11,027
Globix Corp. 12.5% 2/1/10	B-	10,330	7,334
			43,215
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronic Instruments - 0.1%
Fisher Scientific International, Inc. 9% 2/1/08	B3	$ 4,855	$ 4,479
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	2,485	2,323
			6,802
Electronics - 0.3%
ChipPAC International Ltd. 12.75% 8/1/09	B3	10,220	10,731
Details, Inc. 10% 11/15/05	B3	1,340	1,313
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	980	980
10.375% 10/1/07	B2	5,066	5,117
Flextronics International Ltd. 9.875% 7/1/10 (g)	Ba3	3,795	3,890
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	6,000	5,100
Viasystems, Inc. 9.75% 6/1/07	B3	7,885	7,412
			34,543
TOTAL TECHNOLOGY			134,289
TRANSPORTATION - 0.8%
Air Transportation - 0.3%
Atlas Air, Inc. 9.25% 4/15/08	B1	10,705	10,571
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	2,870	2,826
7.73% 9/15/12	Baa1	1,055	1,035
Delta Air Lines, Inc. 8.3% 12/15/29	Baa3	10,460	9,454
Qantas Airways Ltd. 7.75% 6/15/09 (g)	Baa1	11,290	11,324
US Airways Group, Inc. 10.375% 3/1/13	Ba3	7,185	6,520
			41,730
Railroads - 0.5%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	9,010	7,806
CSX Corp.:
6.25% 10/15/08	Baa2	6,210	5,628
6.46% 6/22/05	Baa2	13,650	13,056
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	21,900	21,797
TFM SA de CV:
0% 6/15/09 (e)	B2	2,720	2,081
10.25% 6/15/07	B2	2,715	2,566
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Railroads - continued
Transtar Holdings LP/Transtar Capital Corp. 13.375% 12/15/03	B-	$ 6,715	$ 6,732
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	4,870	4,382
			64,048
Shipping - 0.0%
Transport Maritima Mexicana yankee:
9.25% 5/15/03	Ba3	4,535	3,764
10% 11/15/06	Ba3	2,800	2,212
			5,976
TOTAL TRANSPORTATION			111,754
UTILITIES - 3.6%
Cellular - 1.2%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	6,370	3,838
Clearnet Communications, Inc. yankee 0% 5/1/09 (e)	B3	4,890	3,863
Crown Castle International Corp. 0% 5/15/11 (e)	B3	1,470	944
Dobson Communications Corp. 10.875% 7/1/10	B3	3,755	3,661
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3	4,890	4,890
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	1,800	1,476
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	22,453	16,727
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1	25,565	21,986
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	45,390	35,177
9.375% 11/15/09	B1	1,825	1,802
12% 11/1/08	B1	3,340	3,607
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	12,685	7,992
12.75% 8/1/10 (g)	Caa1	4,825	4,729
Nextel Partners, Inc.:
0% 2/1/09 (e)	B3	13,050	9,135
11% 3/15/10 (g)	B3	3,425	3,442
11% 3/15/10	B3	2,695	2,708
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	2,250	2,273
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Telesystem International Wireless, Inc. yankee 0% 6/30/07 (e)	Caa1	$ 7,580	$ 5,003
Vodafone AirTouch PLC 7.625% 2/15/05 (g)	A2	17,355	17,601
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	7,875	5,690
10.375% 11/15/09	B2	11,580	12,535
			169,079
Electric Utility - 0.5%
AES Corp.:
8% 12/31/08	Ba1	3,135	2,916
8.375% 8/15/07	Ba3	1,370	1,302
8.5% 11/1/07	Ba3	9,270	8,830
9.375% 9/15/10	Ba1	2,950	2,994
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	10,920	9,847
6.73% 12/11/02 (g)	Baa2	13,550	13,347
CMS Energy Corp. 7.5% 1/15/09	Ba3	6,445	5,760
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	2,615	2,693
Illinois Power Co. 7.5% 6/15/09	Baa1	5,330	5,312
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	10,710	9,491
yankee 7.875% 12/15/26 (g)	A3	6,380	5,771
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,105	1,010
			69,273
Gas - 0.1%
Reliant Energy Resources Corp. 8.125% 7/15/05 (g)	Baa1	6,600	6,698
Sempra Energy 7.95% 3/1/10	A2	3,600	3,594
			10,292
Telephone Services - 1.8%
Cable & Wireless Optus Ltd. 8% 6/22/10 (g)	Baa1	14,000	14,581
Deutsche Telekom International Finance BV 8.25% 6/15/30	Aa2	13,450	13,801
FirstWorld Communications, Inc. 0% 4/15/08 (e)	-	6,115	1,223
Focal Communications Corp.:
0% 2/15/08 (e)	B3	11,510	5,755
11.875% 1/15/10	B3	1,525	1,174
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	$ 2,260	$ 2,237
Hyperion Telecommunications, Inc.:
0% 4/15/03 (e)	B3	1,645	1,341
12% 11/1/07	Caa1	5,140	3,341
12.25% 9/1/04	B3	2,850	2,594
ICG Holdings, Inc. 13.5% 9/15/05	Caa1	3,085	679
ICG Services, Inc. 0% 5/1/08 (e)	Caa1	8,255	1,156
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	6,695	5,523
0% 3/1/09 (e)	B3	2,650	1,723
8.6% 6/1/08	B2	800	764
KMC Telecom Holdings, Inc. 13.5% 5/15/09	Caa2	6,380	3,700
Koninklijke KPN NV yankee 8% 10/1/10 (g)	A3	1,410	1,411
Level 3 Communications, Inc.:
0% 12/1/08 (e)	B3	5,405	3,135
9.125% 5/1/08	B3	19,109	16,386
11% 3/15/08	B3	1,270	1,207
McLeodUSA, Inc. 9.5% 11/1/08	B1	3,215	2,990
Metromedia Fiber Network, Inc. 10% 12/15/09	B2	3,765	3,483
NEXTLINK Communications, Inc.:
9.625% 10/1/07	B2	9,440	8,402
10.75% 6/1/09	B2	2,000	1,840
NorthEast Optic Network, Inc. 12.75% 8/15/08	-	8,106	7,012
Ono Finance PLC 13% 5/1/09	Caa1	2,030	1,786
Pathnet, Inc. 12.25% 4/15/08	-	14,915	5,966
Rhythms NetConnections, Inc.:
0% 5/15/08 (e)	B3	20,949	7,961
12.75% 4/15/09	B3	4,580	2,840
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	14,005	13,378
Telefonica Europe BV 8.25% 9/15/30	A2	14,890	15,252
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	17,847	17,289
7.7% 7/20/29	Baa1	16,260	15,514
Teligent, Inc.:
0% 3/1/08 (e)	Caa1	13,715	3,703
11.5% 12/1/07	Caa1	7,875	3,386
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B2	$ 200	$ 182
WinStar Communications, Inc.:
0% 4/15/10 (e)(g)	B3	47,446	14,708
12.75% 4/15/10 (g)	B3	22,299	16,055
WorldCom, Inc.:
7.75% 4/1/07	A3	4,200	4,307
8% 5/16/06	A3	4,545	4,727
8.875% 1/15/06	A3	9,729	10,069
Worldwide Fiber, Inc. 12% 8/1/09	B3	2,255	1,962
			244,543
TOTAL UTILITIES			493,187
TOTAL NONCONVERTIBLE BONDS			2,090,082
TOTAL CORPORATE BONDS (Cost $2,273,271)			2,133,247
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
5.25% 1/15/09	Aaa	2,500	2,260
5.625% 5/14/04	Aaa	36,160	35,064
5.75% 4/15/03	Aaa	20,800	20,420
6% 5/15/08	Aaa	42,200	40,314
6.5% 8/15/04	Aaa	11,000	10,971
6.5% 4/29/09	Aaa	22,260	21,091
7% 7/15/05	Aaa	30,505	31,020
7.25% 1/15/10	Aaa	12,510	12,901
7.25% 5/15/30	Aaa	20,885	21,891
Federal Home Loan Bank 6.75% 2/1/02	Aaa	139,540	139,867
Financing Corp. - coupon STRIPS:
0% 4/5/02	Aaa	2,276	2,061
0% 5/11/02	Aaa	2,275	2,043
0% 8/8/05	Aaa	5,482	3,981
0% 11/30/05	Aaa	1,666	1,180
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.75% 3/15/09	Aaa	$ 37,250	$ 34,788
6.45% 4/29/09	Aaa	13,000	12,291
6.875% 1/15/05	Aaa	8,295	8,384
6.875% 9/15/10	Aaa	20,800	20,943
7% 7/15/05	Aaa	11,475	11,663
7.35% 3/22/05	Aaa	5,000	5,141
Tennessee Valley Authority 7.125% 5/1/30	Aaa	8,920	9,114
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	Aaa	10,090	10,021
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			457,409
U.S. Treasury Obligations - 4.3%
U.S. Treasury Bills, yield at date of purchase 6.04% to 6.08% 12/7/00 (i)	-	23,600	23,340
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	59,750	60,301
6.125% 8/15/29	Aaa	13,210	13,493
7.625% 2/15/25	Aaa	13,005	15,535
8.125% 8/15/19	Aaa	147,190	179,779
8.875% 8/15/17	Aaa	13,304	17,114
8.875% 2/15/19	Aaa	1,360	1,768
10.75% 5/15/03	Aaa	1,750	1,945
10.75% 8/15/05	Aaa	5,080	6,095
11.75% 2/15/10 (callable)	Aaa	9,750	11,820
12% 8/15/13	Aaa	4,070	5,544
14% 11/15/11	Aaa	5,385	7,526
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	89,670	82,987
5.5% 5/31/03	Aaa	3,100	3,065
6.5% 5/31/02	Aaa	65,900	66,312
6.625% 6/30/01	Aaa	87,590	87,754
7.875% 11/15/04	Aaa	3,500	3,746
TOTAL U.S. TREASURY OBLIGATIONS			588,124
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,031,691)			1,045,533
U.S. Government Agency - Mortgage Securities - 9.9%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 7.8%
5.5% 2/1/11 to 1/1/14	Aaa	$ 6,159	$ 5,824
6% 4/1/09 to 1/1/29	Aaa	139,665	132,713
6.5% 4/1/13 to 12/1/29	Aaa	255,140	248,226
7% 9/1/21 to 11/1/29	Aaa	329,501	323,333
7.5% 9/1/22 to 9/1/30	Aaa	150,244	149,961
8% 11/1/22 to 9/1/30	Aaa	193,636	196,190
TOTAL FANNIE MAE			1,056,247
Freddie Mac - 0.5%
6% 10/1/23 to 9/1/25	Aaa	9,698	9,149
7.5% 11/1/16 to 8/1/28	Aaa	61,018	61,044
7.5% 10/1/30 (h)	Aaa	375	375
8% 10/1/27	Aaa	146	148
8.5% 2/1/19 to 8/1/22	Aaa	187	192
TOTAL FREDDIE MAC			70,908
Government National Mortgage Association - 1.6%
6% 10/15/08 to 12/15/10	Aaa	19,123	18,703
6.5% 12/15/07 to 8/15/27	Aaa	36,264	36,003
6.5% 8/15/27 (h)	Aaa	74,419	71,884
7% 2/15/28 to 7/15/28	Aaa	45,880	45,192
7.5% 3/15/22 to 8/15/28	Aaa	43,456	43,643
8% 4/15/24 to 12/15/25	Aaa	2,797	2,850
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			218,275
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,352,545)			1,345,430
Asset-Backed Securities - 0.7%

Airplanes pass through trust 10.875% 3/15/19	Ba2	9,126	6,753
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	9,930	9,804
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	8,150	7,918
CIT Marine Trust 5.8% 4/15/10	Aaa	15,400	15,097
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	1,377	1,375
CPS Auto Receivables Trust 6% 8/15/03	Aaa	5,051	4,992
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	12,240	12,005
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	$ 7,380	$ 7,305
6.4% 12/15/02	Aa2	4,070	4,037
7.03% 11/15/03	Aaa	1,945	1,950
Green Tree Financial Corp. 6.8% 6/15/27	Aaa	737	736
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	3,300	3,179
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 6.125% 2/5/03 (g)(j)	Baa2	3,620	3,608
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,500	2,487
7.5% 11/15/07	A2	4,350	4,361
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	4,827	4,817
TOTAL ASSET-BACKED SECURITIES (Cost $93,962)			90,424
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bank America Mortgage Securities, Inc. Series 1999-3, Class A1 6.25% 5/25/14	AAA	229	220
Credit-Based Asset Servicing and Securitization LLC Series 1997-2 Class 2B, 7.1738% 12/29/25 (d)(g)(j)	Ba3	2,216	1,074
TOTAL PRIVATE SPONSOR			1,294
U.S. Government Agency - 0.1%
Fannie Mae REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	8,575	7,790
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	6,978	6,294
TOTAL U.S. GOVERNMENT AGENCY			14,084
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,361)			15,378
Commercial Mortgage Securities - 1.5%

Atherton Franchisee Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (g)	BB	2,047	1,378
Bankers Trust REMIC Trust 1998-1 Series 1998-S1A Class G, 9.4703% 11/28/02 (g)(j)	Baa3	2,665	2,564
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(j)	-	$ 3,280	$ 2,286
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 7.83% 2/25/43 (g)(j)	BBB	1,289	1,282
CBM Funding Corp. sequential pay Series 1996-1:
Class A-3PI, 7.08% 11/1/07	AA	8,220	8,197
Class B, 7.48% 2/1/08	A	9,885	9,827
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	15,800	14,896
Series 1998-FL1 Class E, 7.47% 1/10/13 (g)(j)	Baa1	14,600	14,570
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	11,800	10,850
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	10,400	10,504
Class C1, 7.52% 5/15/06 (g)	A2	8,000	8,025
Class D1, 7.77% 5/15/06 (g)	Baa2	6,800	6,777
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (j)	-	3,800	2,859
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	24,310	23,346
FMAC Loan Receivables Trust:
Series 1997-A Class E, 8.111% 4/15/19 (g)(j)	-	1,471	937
Series 1997-B Class E, 7.8912% 9/15/19 (g)(j)	-	2,307	346
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(j)	-	4,600	3,689
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba3	1,250	1,120
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (g)(j)	Baa3	13,588	12,015
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	8,229	7,856
Nomura Asset Securities Corp. Series 1998-D6 Class A4, 7.6088% 3/17/28 (j)	Baa2	11,800	11,112
Nomura Depositor Trust floater Series 1998-ST1A:
Class B2, 10.8713% 1/15/03 (g)(j)	-	2,975	2,755
Class B2-A, 10.8713% 2/15/34 (g)(j)	-	500	463
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Penn Mutual Life Insurance Co. (The)/Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	$ 750	$ 495
Class L, 7.9% 11/15/26 (g)	-	600	321
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	4,830	4,963
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7.375% 9/25/24 (g)	BB	2,390	2,262
Series 1996-CFL:
Class E, 7.75% 2/25/28	AA	6,820	6,809
Class G, 7.75% 2/25/28 (g)	BB	3,700	3,399
Class H, 7.75% 2/25/28 (g)	B	1,000	667
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	11,530	11,341
Series D-2, 6.992% 12/15/10 (g)	Baa2	11,380	10,613
Series E-2, 7.224% 12/15/10 (g)	Baa3	6,760	6,238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $214,125)			204,762
Foreign Government and Government Agency Obligations (k) - 0.4%

Israeli State euro 6.375% 12/19/01	A2	13,265	13,066
Korean Republic yankee:
8.75% 4/15/03	Baa2	3,465	3,562
8.875% 4/15/08	Baa2	4,832	5,057
Newfoundland Province yankee 11.625% 10/15/07	Baa1	5,750	7,081
Quebec Province 7.5% 9/15/29	A2	18,790	18,769
United Mexican States 9.875% 2/1/10	Baa3	7,220	7,689
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,266)			55,224
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $12,918)	Aaa	13,000	12,674
Purchased Bank Debt - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
PRIMEDIA, Inc. Tranche B term loan 8.995% 7/31/04 (j)	Ba3	$ 2,750	$ 2,757
Six Flags Theme Park, Inc. Tranche B term loan 9.9133% 9/30/05 (j)	Ba2	3,800	3,833
Telemundo Group, Inc. Tranche B term loan 8.785% 3/31/07 (j)	B1	1,800	1,800
TOTAL PURCHASED BANK DEBT (Cost $8,404)			8,390
Money Market Funds - 10.9%
	Shares
Fidelity Cash Central Fund, 6.60% (c)	1,045,968,955	1,045,969
Fidelity Money Market Central Fund, 6.73% (c)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 6.63% (c)	12,750,700	12,751
TOTAL MONEY MARKET FUNDS (Cost $1,483,733)		1,483,733
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,650,584)		13,562,903
NET OTHER ASSETS - 0.1%		7,547
NET ASSETS - 100%		$ 13,570,450
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
1,186 S&P 500 Stock Index Contracts	Dec. 2000	$ 431,022	$ (3,490)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $371,645,000 or 2.7% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,340,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 4,835
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	21.7%	AAA, AA, A	18.5%
Baa	5.5%	BBB	5.2%
Ba	1.6%	BB	1.7%
B	5.3%	B	5.9%
Caa	1.0%	CCC	0.5%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $11,676,771,000. Net unrealized appreciation aggregated $1,886,132,000, of which $2,298,346,000 related to appreciated investment securities and $412,214,000 related to depreciated investment securities.

The fund hereby designates approximately $581,439,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2000
Assets
Investment in securities, at value (cost $11,650,584) - See accompanying schedule		$ 13,562,903
Cash		1,465
Receivable for investments sold		266,192
Receivable for fund shares sold		9,881
Dividends receivable		5,380
Interest receivable		80,720
Other receivables		235
Total assets		13,926,776
Liabilities
Payable for investments purchased Regular delivery	$ 230,458
Delayed delivery	72,111
Payable for fund shares redeemed	26,107
Accrued management fee	5,985
Payable for daily variation on futures contracts	6,612
Other payables and accrued expenses	2,302
Collateral on securities loaned, at value	12,751
Total liabilities		356,326
Net Assets		$ 13,570,450
Net Assets consist of:
Paid in capital		$ 10,500,743
Undistributed net investment income		43,259
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,117,475
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,908,973
Net Assets, for 710,008 shares outstanding		$ 13,570,450
Net Asset Value, offering price and redemption price per share ($13,570,450 ÷ 710,008 shares)		$19.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2000
Investment Income Dividends		$ 73,064
Interest		452,051
Security lending		128
Total income		525,243
Expenses
Management fee	$ 68,480
Transfer agent fees	24,669
Accounting and security lending fees	1,043
Non-interested trustees' compensation	64
Custodian fees and expenses	377
Registration fees	119
Audit	117
Legal	58
Reports to shareholders	503
Miscellaneous	25
Total expenses before reductions	95,455
Expense reductions	(2,747)	92,708
Net investment income		432,535
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,183,486
Foreign currency transactions	(113)
Futures contracts	7,808	1,191,181
Change in net unrealized appreciation (depreciation) on:
Investment securities	595,870
Assets and liabilities in foreign currencies	(5)
Futures contracts	(3,490)	592,375
Net gain (loss)		1,783,556
Net increase (decrease) in net assets resulting from operations		$ 2,216,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 432,535	$ 379,313
Net realized gain (loss)	1,191,181	572,745
Change in net unrealized appreciation (depreciation)	592,375	888,144
Net increase (decrease) in net assets resulting from operations	2,216,091	1,840,202
Distributions to shareholders From net investment income	(403,179)	(389,627)
From net realized gain	(501,336)	(1,959,810)
Total distributions	(904,515)	(2,349,437)
Share transactions Net proceeds from sales of shares	2,249,442	1,984,725
Reinvestment of distributions	879,726	2,288,038
Cost of shares redeemed	(3,093,277)	(3,116,440)
Net increase (decrease) in net assets resulting from share transactions	35,891	1,156,323
Total increase (decrease) in net assets	1,347,467	647,088
Net Assets
Beginning of period	12,222,983	11,575,895
End of period (including undistributed net investment income of $43,259 and $12,915, respectively)	$ 13,570,450	$ 12,222,983
Other Information Shares
Sold	121,200	111,298
Issued in reinvestment of distributions	48,508	135,284
Redeemed	(167,213)	(173,738)
Net increase (decrease)	2,495	72,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 18.24	$ 19.01	$ 16.49	$ 15.47
Income from Investment Operations
Net investment income	.61 B	.54 B	.61 B	.59 B	.62
Net realized and unrealized gain (loss)	2.53	2.23	.37	3.35	.96
Total from investment operations	3.14	2.77	.98	3.94	1.58
Less Distributions
From net investment income	(.58)	(.56)	(.64)	(.67)	(.56)
From net realized gain	(.73)	(3.17)	(1.11)	(.75)	-
Total distributions	(1.31)	(3.73)	(1.75)	(1.42)	(.56)
Net asset value, end of period	$ 19.11	$ 17.28	$ 18.24	$ 19.01	$ 16.49
Total Return A	18.73%	16.12%	5.34%	25.15%	10.37%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 13,570	$ 12,223	$ 11,576	$ 11,866	$ 10,674
Ratio of expenses to average net assets	.73%	.75%	.76%	.79%	.95%
Ratio of expenses to average net assets after expense reductions	.71% C	.73% C	.74% C	.78% C	.93% C
Ratio of net investment income to average net assets	3.32%	3.01%	3.19%	3.39%	3.64%
Portfolio turnover rate	109%	104%	136%	79%	131%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies -
continued

Futures Contracts - continued

futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,100,000 or 0.0% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $8,390,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,069,995,000 and $14,567,689,000, respectively, of which U.S. government and government agency obligations aggregated $3,150,110,000 and $2,502,470,000, respectively.

On July 25, 2000, the fund transferred substantially all of its money market investments to Fidelity Money Market Central Fund in exchange for shares of this fund.

The market value of futures contracts opened and closed during the period amounted to $1,411,599,000 and $984,895,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .53% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $50,172,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $447,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $11,061,000. The fund received cash collateral of $12,751,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,855,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $26,000 and $866,000, respectively, under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager, (the Fund), a fund of Fidelity Charles Street Trust (the Trust), including the portfolio of investments, as of September 30, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of September 30, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 7, 2000

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 9.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 14% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Thomas M. Sprague, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FAA-ANN-1100 116147
1.537740.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com